UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/07

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia California Tax-Exempt Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.2%
EDUCATION – 3.1%
Education – 2.7%
CA Educational Facilities Authority
California College of Arts,
Series 2005:
5.000% 06/01/26	1,000,000	1,027,370
5.000% 06/01/35	1,500,000	1,528,560
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/15	1,265,000	887,992
Pooled College & University Projects:
Series 1999 B,
5.250% 04/01/24	1,000,000	1,021,840
Series 2000 B,
6.625% 06/01/20	1,000,000	1,074,770
University of Southern California,
Series 2003 A,
5.000% 10/01/33	2,500,000	2,604,775
Woodbury University,
Series 2006,
5.000% 01/01/25	1,830,000	1,879,264
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	2,000,000	2,059,040
Education Total		12,083,611
Prep School – 0.4%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,770,000	1,836,339
Prep School Total		1,836,339
EDUCATION TOTAL		13,919,950
HEALTH CARE – 3.5%
Continuing Care Retirement – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
Channing House,
Series 1999,
5.375% 02/15/19	1,700,000	1,764,515
CA Riverside County Public Financing Authority
Air Force Village West, Inc.,
Series 1999,
5.750% 05/15/19	2,000,000	2,064,660
Continuing Care Retirement Total		3,829,175

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 2.6%
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	1,000,000	1,059,680
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 I,
4.950% 07/01/26	1,000,000	1,048,640
Cedars-Sinai Medical Centre,
Series 2005,
5.000% 11/15/27	1,500,000	1,554,945
Stanford Hospital & Clinics,
Series 2003 A,
5.000% 11/15/12	500,000	527,960
CA Infrastructure & Economic Development Bank
Kaiser Assistance Corp.,
Series 2001 A,
5.550% 08/01/31	2,500,000	2,641,625
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005 A,
5.000% 12/01/22	1,250,000	1,284,963
CA Statewide Communities Development Authority
Catholic Healthcare West,
Series 1999,
6.500% 07/01/20	435,000	472,171
Kaiser Foundation Health Plan,
Series 2007 A,
4.750% 04/01/33(c)	2,000,000	1,996,900
CA Turlock Health Facility
Emanuel Medical Center, Inc.,
Series 2004,
5.000% 10/15/13	940,000	971,828
Hospitals Total		11,558,712
HEALTH CARE TOTAL		15,387,887
HOUSING – 3.4%
Multi-Family – 3.2%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP,
Series 2000 A, AMT,
6.400% 08/15/30	2,000,000	2,069,340
Winterland San Francisco Partners LP,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,067,840
CA Daly City Housing Development Finance Agency
Linc Franciscan LP,

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Series 2002 A,
5.850% 12/15/32	2,000,000	2,192,420
CA Statewide Communities Development Authority
Irvine Apartment Communities LP,
Series 1998 A-4,
5.250% 05/15/25	6,000,000	6,157,380
Oracle Communities Corp.,
Series 2002 E-1,
5.375% 07/01/32	2,000,000	2,041,560
Multi-Family Total		14,528,540
Single-Family – 0.2%
CA Housing Finance Agency
Series 1997 B-3 Class I, AMT,
Insured: FHA
5.400% 08/01/28	530,000	532,957
CA Rural Home Mortgage Finance Authority
Series 1997 A-2, AMT,
Insured: GNMA
7.000% 09/01/29	85,000	86,064
Series 1998 B-5, AMT,
Guarantor: FNMA
6.350% 12/01/29	80,000	81,627
Series 2000 B, AMT,
Guarantor: FNMA
7.300% 06/01/31	65,000	66,853
Series 2000 D, AMT,
Insured: GNMA
7.100% 06/01/31	65,000	66,871
Single-Family Total		834,372
HOUSING TOTAL		15,362,912
OTHER – 17.2%
Refunded/Escrowed(d) – 17.2%
CA Anaheim Union High School District
Series 2002 A,
Pre-refunded 08/01/12,
Insured: FSA
5.000% 08/01/25	2,000,000	2,129,340
CA Central Unified School District
Series 1993,
Escrowed to Maturity,
Insured: AMBAC
(a) 03/01/18	20,065,000	12,616,872
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
6.000% 01/01/16	2,000,000	2,130,560
CA Golden State Tobacco Securitization Corp.
Series 2003 B,

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
Escrowed to Maturity,
5.000% 06/01/12	1,800,000	1,905,084
CA Health Facilities Financing Authority
Kaiser Permanente:
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.000% 06/01/24	3,000,000	3,095,430
Series 1998 B,
Escrowed to Maturity,
5.250% 10/01/13	1,000,000	1,034,840
CA Infrastructure & Economic Development Bank Revenue
Series 2003 A,
Pre-refunded 07/01/26,
Insured: AMBAC
5.125% 07/01/37	4,275,000	4,826,817
CA Inland Empire Solid Waste Financing Authority
Series 1996 B, AMT,
Escrowed to Maturity,
Insured: FSA
6.250% 08/01/11	2,000,000	2,095,440
CA Los Angeles County Metropolitan Transportation Authority
Series 2000 A,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/30	3,000,000	3,185,250
CA Los Angeles County Public Works Financing Authority
Series 2000 VI-A,
Pre-refunded 05/01/10,
Insured: AMBAC
5.625% 05/01/26	2,500,000	2,653,575
CA Metropolitan Water District of Southern California
Series 1993 A,
Escrowed to Maturity,
5.750% 07/01/21	2,865,000	3,270,312
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/21	2,010,000	1,075,430
CA Pleasanton-Suisun City Home Financing Authority
Series 1984 A,
Escrowed to Maturity,
Insured: MBIA
(a) 10/01/16	5,270,000	3,520,255
CA Pomona
Series 1990 B,
Escrowed to Maturity,

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
Insured: GNMA
7.500% 08/01/23	1,000,000	1,304,290
CA Redding Electric Systems Revenue
Series 1992 A, IFRN,
Escrowed to Maturity,
Insured: MBIA
8.800% 07/01/22(e)	690,000	937,889
CA Riverside County
Series 1989 A, AMT,
Escrowed to Maturity,
Insured: GNMA
7.800% 05/01/21	2,500,000	3,402,200
CA San Francisco Bay Area Rapid Transit Financing Authority
Series 2001,
Pre-refunded 07/01/11,
Insured: AMBAC
5.000% 07/01/26	1,475,000	1,554,267
CA San Joaquin Hills Transportation Corridor Agency
Series 1993,
Escrowed to Maturity,
(a) 01/01/20	15,400,000	8,889,188
CA San Jose Redevelopment Agency
Series 1993,
Escrowed to Maturity,
Insured: MBIA
6.000% 08/01/15	1,405,000	1,625,304
CA State
Series 2000:
Pre-refunded 05/01/10,
5.625% 05/01/26	2,780,000	2,973,188
Pre-refunded 09/01/10,
Insured: FGIC
5.250% 09/01/30	2,600,000	2,744,456
CA Statewide Communities Development Authority
Certificates of Participation, Catholic West,
Series 1999,
Pre-refunded 07/01/10,
6.500% 07/01/20	1,065,000	1,169,956
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	2,440,000	2,807,708
CA West Kern County Water District
Series 2001,
Pre-refunded 06/01/10,
5.625% 06/01/31	1,500,000	1,603,590
CA Whisman School District
Series 1996 A,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/16	1,645,000	1,116,001

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Economically Defeased to Maturity,
5.500% 10/01/32	1,500,000	1,598,970
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Pre-refunded 02/01/12,
5.500% 08/01/29	1,520,000	1,638,818
Refunded/Escrowed Total		76,905,030
OTHER TOTAL		76,905,030
OTHER REVENUE – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
Sacramento Convention Center,
Series 1999 A,
6.250% 01/01/30	3,490,000	3,643,036
Hotels Total		3,643,036
OTHER REVENUE TOTAL		3,643,036
RESOURCE RECOVERY – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
Series 2003 A, AMT,
4.950% 12/01/12	2,000,000	2,082,340
Disposal Total		2,082,340
RESOURCE RECOVERY TOTAL		2,082,340
TAX-BACKED – 52.2%
Local Appropriated – 7.8%
CA Alameda County
Series 1989,
Insured: MBIA
(a) 06/15/14	2,185,000	1,623,717
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/14	3,500,000	3,997,385
CA Bodega Bay Fire Protection District
Certificates of Participation,
Series 1996,
6.450% 10/01/31	1,185,000	1,244,523

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Los Angeles Convention & Exhibition Center Authority
Series 1993 A,
Insured: MBIA
6.000% 08/15/10	2,000,000	2,150,540
CA Los Angeles County Schools
Regionalized Business Services Corp.,
Series 1999 A,
Insured: AMBAC:
(a) 08/01/16	1,945,000	1,304,881
(a) 08/01/17	1,980,000	1,264,587
CA Modesto
Certificates of Participation,
Series 1993 A,
Insured: AMBAC
5.000% 11/01/23	2,235,000	2,448,353
CA Monterey County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.000% 08/01/32	2,000,000	2,059,200
CA Sacramento City Financing Authority
City Hall & Redevelopment,
Series 2002 A,
Insured: FSA
5.000% 12/01/32	1,500,000	1,598,970
Series 1993 A,
Insured: AMBAC
5.375% 11/01/14	1,100,000	1,179,970
Series 2006,
Insured: AMBAC
5.250% 12/01/22	2,500,000	2,810,475
CA San Joaquin County
Certificates of Participation,
Series 1993,
Insured: MBIA
5.500% 11/15/13	1,750,000	1,899,485
CA Santa Ana Financing Authority
Series 1994 A,
Insured: MBIA
6.250% 07/01/18	6,035,000	7,232,706
CA Victor Elementary School District
Series 1996,
Insured: MBIA
6.450% 05/01/18	3,345,000	3,931,947
Local Appropriated Total		34,746,739
Local General Obligations – 19.6%
CA Cabrillo Unified School District
Series 1996 A,
Insured: AMBAC
(a) 08/01/15	3,000,000	2,120,820

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Central Valley School District Financing Authority
Series 1998 A,
Insured: MBIA
6.450% 02/01/18	1,000,000	1,168,180
CA Clovis Unified School District
Series 2001 A,
Insured: FGIC
(a) 08/01/16	3,000,000	2,023,950
CA Corona-Norco Unified School District
Series 2001 C,
Insured: FGIC
(a) 09/01/17	1,000,000	641,640
CA Culver City School Facilities Financing Authority
Series 2005,
Insured: FSA:
5.500% 08/01/25	655,000	768,413
5.500% 08/01/26	1,750,000	2,061,150
CA East Side Union High School District Santa Clara County
Series 2003 B,
Insured: MBIA
5.250% 08/01/26	2,010,000	2,291,963
CA East Whittier City School District
Series 1997 A,
Insured: FGIC
5.750% 08/01/17	1,675,000	1,879,886
CA Fillmore Unified School District
Series 1997 A,
Insured: FGIC:
(a) 07/01/11	950,000	801,354
(a) 07/01/12	980,000	793,310
(a) 07/01/17	650,000	420,076
CA Fresno Unified School District
Series 2002 A,
Insured: MBIA
6.000% 02/01/19	2,480,000	2,954,300
CA Golden West Schools Financing Authority
Beverley Hills Unified School District,
Series 2005,
Insured: FGIC
5.250% 08/01/18	1,000,000	1,117,260
Placentia Yorba Linda Unified,
Series 2006,
Insured: AMBAC
5.500% 08/01/24	1,825,000	2,121,909
CA Grossmont Union High School District
Series 2006,

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Insured: MBIA
(a) 08/01/28	5,000,000	1,900,550
CA Hacienda La Puente Unified School District
Series 2005,
Insured: FGIC
5.000% 08/01/19	2,050,000	2,243,766
CA Jefferson Union High School District
Series 2000 A,
Insured: MBIA
6.450% 08/01/25	1,000,000	1,281,080
CA Lafayette
Series 2002,
5.125% 07/15/25	1,995,000	2,106,800
CA Larkspur School District
Series 2000 A,
5.250% 08/01/25	3,050,000	3,207,075
CA Las Virgenes Unified School District
Series 1997 C,
Insured: FGIC
(a) 11/01/20	1,205,000	666,823
CA Lompoc Unified School District
Election of 2002,
Series 2003 A,
Insured: FGIC
5.000% 08/01/27	4,065,000	4,248,331
CA Los Angeles Unified School District
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	2,500,000	2,870,000
CA Manteca Unified School District
Series 2006,
Insured: MBIA
(a) 08/01/32	5,440,000	1,705,875
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/16	1,500,000	1,011,975
CA New Haven Unified School District
Series 2002,
Insured: FSA
12.000% 08/01/17	1,565,000	2,618,355
CA Oak Park Unified School District
Series 2000,
Insured: FSA
(a) 05/01/14	2,095,000	1,566,201
CA Oxnard Union High School District
Series 2001 A,
Insured: MBIA
5.650% 02/01/17(f)	960,000	1,051,200

9

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,000,000	1,095,660
CA Pomona Unified School District
Series 2001 A,
Insured: MBIA
5.900% 02/01/16	845,000	975,569
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/23	2,685,000	3,036,467
CA Redwood City Elementary School District
Series 1997,
Insured: FGIC
(a) 08/01/18	2,385,000	1,465,487
CA Rocklin Unified School District
Series 1995 C,
Insured: MBIA
(a) 07/01/20	6,920,000	3,710,642
Series 2003,
Insured: FGIC
(a) 08/01/17	2,000,000	1,281,300
CA San Diego Community College District
Series 2003 A,
Insured: FSA
5.000% 05/01/22	1,000,000	1,050,240
CA San Diego Unified School District
Series 2005 C-2,
Insured: FSA
5.500% 07/01/19	2,000,000	2,284,940
CA San Juan Unified School District
Series 2001,
Insured: FSA
(a) 08/01/15	2,760,000	1,951,154
CA San Marino Unified School District
Series 1998 B,
5.000% 06/01/23	1,000,000	1,095,060
CA San Mateo County Community College
Series 2006 A,
Insured: MBIA
(a) 09/01/26	4,000,000	1,673,320
Series 2006 C,
Insured: MBIA
(a) 09/01/26	1,925,000	805,285
CA San Mateo Union High School District
Series 2000 B,
Insured: FGIC
(a) 09/01/26	4,005,000	1,675,412

10

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Sanger Unified School District
Series 1999,
Insured: MBIA
5.350% 08/01/15	1,500,000	1,610,295
CA Saratoga
Series 2001,
Insured: MBIA
5.250% 08/01/31	2,000,000	2,098,320
CA Simi Valley Unified School District
Series 1997,
Insured: AMBAC
5.250% 08/01/22	925,000	1,038,211
CA South San Francisco Unified School District
Series 2006,
Insured: MBIA
5.250% 09/15/22	1,500,000	1,691,925
CA Tahoe-Truckee Unified School District
No. 1-A,
Series 1999,
Insured: FGIC
(a) 08/01/23	3,780,000	1,840,406
No. 2-A,
Series 1999,
Insured: FGIC
(a) 08/01/24	2,965,000	1,374,900
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(a) 09/01/19	1,750,000	1,020,793
CA Upland Unified School District
Series 2001,
Insured: FSA
5.125% 08/01/25	750,000	794,790
CA West Contra Costa Unified School District
Series 2001 A,
Insured: MBIA
5.600% 02/01/20(f)	1,610,000	1,787,905
Series 2005 D,
Insured: FGIC
(a) 08/01/22	5,000,000	2,550,650
CA West Covina Unified School District
Series 2002 A,
Insured: MBIA
5.250% 02/01/19(f)	725,000	779,875
CA Yuba City Unified School District
Series 2000,
Insured: FGIC

11

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
(a) 09/01/20	2,385,000	1,329,304
Local General Obligations Total		87,660,152
Special Non-Property Tax – 3.6%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA
(a) 09/01/20	3,630,000	2,017,844
CA San Francisco Bay Area Rapid Transit Financing Authority
Series 2001,
Insured: AMBAC
5.000% 07/01/26	525,000	543,034
CA San Jose Redevelopment Agency
Series 1993,
Insured: MBIA
6.000% 08/01/15	2,790,000	3,211,960
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: MBIA
6.250% 07/01/12	3,000,000	3,359,760
Series 1998 A,
Insured: MBIA
4.750% 07/01/38	2,250,000	2,338,447
Series 2002 E,
Insured: FSA
5.500% 07/01/14	2,000,000	2,215,160
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,248,620
Special Non-Property Tax Total		15,934,825
Special Property Tax – 12.5%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	135,000	135,377
CA Cerritos Public Financing Authority
Los Coyotes Redevelopment,
Series 1993 A,
Insured: AMBAC
6.500% 11/01/23	2,000,000	2,540,740
CA Elk Grove Unified School District
Community Facilities District No. 1,
Series 1995 A,
Insured: AMBAC:
(a) 12/01/18	2,720,000	1,647,912
6.500% 12/01/24	4,055,000	5,193,320
CA Inglewood Redevelopment Agency
Series 1998 A,
Insured: AMBAC
5.250% 05/01/23	1,000,000	1,118,160

12

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Lancaster Financing Authority
Series 2003,
Insured: MBIA
5.125% 02/01/17	1,270,000	1,380,045
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/22	3,385,000	3,883,847
Series 2006 C,
Insured: AMBAC
5.500% 08/01/31	3,250,000	3,864,737
CA Los Angeles Community Redevelopment Agency
Series 1998 C,
Insured: MBIA
5.375% 07/01/18	1,665,000	1,860,171
CA Los Angeles County Public Works Financing Authority
J.F. Shea Co.,
Series 1996 A,
Insured: FSA
5.500% 10/01/18	2,895,000	3,185,079
Regional Park & Open Space:
Series 1997 A,
5.500% 10/01/08	225,000	229,752
Series 2005,
Insured: FSA
5.250% 10/01/18	2,000,000	2,237,080
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	1,500,000	1,575,375
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	8,400,000	8,908,116
CA Oceanside Community Facilities
Ocean Ranch Corp.,
Series 2004,
5.875% 09/01/34	1,000,000	1,037,360
CA Orange County Community Facilities District
Ladera Ranch,
Series 2004 A,
5.625% 08/15/34	850,000	896,019
CA Redwood City Community Facilities District No. 1
Series 2003 B,
5.950% 09/01/28	750,000	782,888

13

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Riverside County Public Financing Authority
Series 1991 A,
8.000% 02/01/18	20,000	20,168
CA San Bernardino Joint Powers Financing Authority
Series 1998 A,
Insured: AMBAC
5.750% 07/01/14	985,000	1,106,066
Series 2005 A,
Insured: FSA
5.750% 10/01/24	2,420,000	2,867,652
CA San Clemente Act of 1915
Series 1999,
6.050% 09/02/28	1,000,000	1,015,020
CA Santa Margarita - Dana Point Authority
Series 1994 B,
Insured: MBIA
7.250% 08/01/13	2,000,000	2,393,740
CA Santa Margarita Water District
Community Facilities District No. 99-1,
Series 2003,
6.000% 09/01/30	1,000,000	1,054,030
CA Sulphur Springs Unified School District
Series 2002-1-A,
6.000% 09/01/33	1,500,000	1,582,785
CA West Covina Redevelopment Agency
Series 1996,
6.000% 09/01/17	5,000,000	5,572,250
Special Property Tax Total		56,087,689
State Appropriated – 2.5%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,500,000	1,647,300
Various State Prisons Projects,
Series 1993 A,
Insured: AMBAC:
5.000% 12/01/19	6,000,000	6,466,620
5.250% 12/01/13	2,500,000	2,686,150
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
5.500% 08/01/29	480,000	504,077
State Appropriated Total		11,304,147
State General Obligations – 6.2%
CA State
Series 1990,

14

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
10.000% 02/01/10	2,000,000	2,347,100
Series 1991,
6.600% 02/01/10	1,675,000	1,806,504
Series 1993:
5.500% 04/01/13	1,000,000	1,089,180
Insured: MBIA
5.500% 04/01/12	2,770,000	3,001,018
Series 1995,
5.750% 03/01/09	65,000	65,101
Series 2000,
5.625% 05/01/26	220,000	232,624
Series 2003,
5.250% 02/01/20	1,250,000	1,387,075
Series 2004:
5.000% 02/01/33	1,000,000	1,037,640
5.250% 04/01/34	1,500,000	1,594,605
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA
6.250% 07/01/13	2,750,000	3,130,352
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 C,
5.500% 07/01/14	500,000	544,025
PR Commonwealth of Puerto Rico
Series 1995,
Insured: MBIA
5.650% 07/01/15	1,000,000	1,121,260
Series 1996,
Insured: MBIA
6.500% 07/01/14	2,000,000	2,340,460
Series 2001 A,
5.375% 07/01/28	1,940,000	2,026,970
Series 2004 A:
5.250% 07/01/21	2,000,000	2,133,880
5.250% 07/01/22	2,000,000	2,129,940
Series 2006 B,
5.250% 07/01/32	1,500,000	1,605,735
State General Obligations Total		27,593,469
TAX-BACKED TOTAL		233,327,021
TRANSPORTATION – 2.5%
Airports – 0.2%
CA San Diego County Regional Airport Authority
Series 2005, AMT,
Insured: AMBAC

15

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
5.250% 07/01/20	750,000	819,630
Airports Total		819,630
Toll Facilities – 1.9%
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Insured: MBIA
5.000% 01/01/35	2,000,000	2,048,380
Series 1999:
5.750% 01/15/40	4,000,000	4,146,400
Insured: MBIA
5.125% 01/15/15	2,000,000	2,092,420
Toll Facilities Total		8,287,200
Transportation – 0.4%
CA San Francisco Bay Area Rapid Transit
Series 2005 A,
Insured: MBIA
4.250% 07/01/25	2,000,000	1,959,860
Transportation Total		1,959,860
TRANSPORTATION TOTAL		11,066,690
UTILITIES – 15.0%
Investor Owned – 2.0%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	2,000,000	2,193,400
San Diego Gas D,
Series 2005, AMT,
5.000% 12/01/27	3,500,000	3,676,120
CA Pollution Control Financing Authority
San Diego Gas & Electric Co.,
Series 1996 A,
Insured: AMBAC
5.900% 06/01/14	2,650,000	2,996,223
Investor Owned Total		8,865,743
Joint Power Authority – 0.3%
CA MSR Public Power Agency
Series 2001 I,
Insured: MBIA
5.000% 07/01/12	1,000,000	1,051,240
Joint Power Authority Total		1,051,240
Municipal Electric – 4.9%
CA Sacramento Municipal Utility District
Series 1993 G,
Insured: MBIA
6.500% 09/01/13	1,500,000	1,673,955

16

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Series 1997 K,
Insured: AMBAC:
5.250% 07/01/24	2,220,000	2,520,610
5.700% 07/01/17	1,900,000	2,188,648
Series 2001 N,
Insured: MBIA
5.000% 08/15/28	2,000,000	2,070,480
Series 2001 P,
Insured: FSA
5.250% 08/15/20	1,000,000	1,058,200
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	4,000,000	4,578,000
Series 2003 A-1,
Insured: AMBAC
5.000% 07/01/25	1,000,000	1,049,720
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1989 O,
(a) 07/01/17	2,490,000	1,612,499
Series 2000 HH,
Insured: FSA
5.250% 07/01/29	5,000,000	5,244,500
Municipal Electric Total		21,996,612
Water & Sewer – 7.8%
CA Big Bear Lake
Series 1996,
Insured: MBIA
6.000% 04/01/15	1,350,000	1,519,897
CA Contra Costa Water District
Series 2002 L,
Insured: FSA
5.000% 10/01/24	1,920,000	2,007,475
CA Department of Water Resources
Series 2001 W,
Insured: FSA
5.500% 12/01/14	2,000,000	2,231,540
CA Eastern Municipal Water District
Certificates of Participation,
Series 1991,
Insured: FGIC
6.750% 07/01/12	1,000,000	1,106,560
CA Elsinore Valley Municipal Water District
Certificates of Participation,
Series 1992 A,
Insured: FGIC
6.000% 07/01/12	2,500,000	2,719,150
CA Fresno
Series 1993 A-1,
Insured: AMBAC
6.250% 09/01/14	5,000,000	5,649,150

17

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Los Angeles Department of Water & Power
Series 2001 A:
5.125% 07/01/41	3,000,000	3,095,700
Insured: FGIC
5.125% 07/01/41	3,000,000	3,106,650
CA Manteca Financing Authority
Series 2003 B,
Insured: MBIA
5.000% 12/01/33	780,000	780,008
CA Metropolitan Water District of Southern California
Series 1993 A,
5.750% 07/01/21	3,635,000	4,248,152
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	2,000,000	2,342,260
CA Sacramento County Sanitation District
Series 2001,
Insured: AMBAC
5.500% 12/01/18	2,000,000	2,286,600
CA Santa Clara Valley Water District
Series 2006,
Insured: FSA
4.250% 06/01/30	2,500,000	2,413,650
CA Santa Maria Water & Wastewater
Series 1997 A,
Insured: AMBAC
(a) 08/01/14	2,000,000	1,478,180
Water & Sewer Total		34,984,972
UTILITIES TOTAL		66,898,567
Total Municipal Bonds (cost of $403,918,153)		438,593,433

	Shares

Municipal Preferred Stocks – 0.5%
HOUSING – 0.5%
Multi-Family – 0.5%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49(g)	2,000,000	2,035,680
Multi-Family Total		2,035,680
HOUSING TOTAL		2,035,680
Total Municipal Preferred Stocks (cost of $2,000,000)		2,035,680

18

	Par ($)	Value ($)

Other – 0.0%
CA Statewide Communities Development Authority
United Airlines, Inc.,
Series 2001(h)(i)	2,000,000	72,000
Total Other (cost of $0)		72,000

	Shares

Investment Company – 0.0%
Dreyfus California Tax-Exempt Money Market Fund	2,432	2,432
Total Investment Company (cost of $2,432)		2,432
Securities Lending Collateral – 0.0%
State Street Navigator Securities Lending Prime Portfolio (j)	25,872	25,872
Total Securities Lending Collateral (cost of $25,872)		25,872
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
UAL Corp. (k)	600	25,920
INDUSTRIALS TOTAL		25,920
Total Common Stocks (cost of $16,092)		25,920

	Par ($)
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES (l) – 1.2%
CA Adelanto Public Utility Authority
Series 2005 A,
Insured: AMBAC,
SPA: Dexia Credit Local
3.580% 11/01/34	1,400,000	1,400,000
CA Department of Water Resources
Power Supply Revenue,
Series 2005 F-1,
LOC: Lloyds TSB Bank PLC
3.550% 05/01/19	500,000	500,000
CA Economic Recovery
Series 2004 C-6,
LOC: Citibank N.A.
3.500% 07/01/23	1,400,000	1,400,000
Series 2004 C-8,
3.540% 07/01/23	200,000	200,000
CA Irvine Improvement Bond Act 1915
Assessment District No. 97-16,
Series 1997,
LOC: State Street Bank & Trust Co.
3.550% 09/02/22	700,000	700,000
Assessment District No. 97-17,
Series 1998,
LOC: State Street Bank & Trust Co.
3.550% 09/02/23	800,000	800,000

19

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (l) – (continued)

CA Madera Irrigation Financing Authority
Series 2005 A,
Insured: XLCA,
LOC: Dexia Credit Local
3.580% 01/01/36	600,000	600,000
VARIABLE RATE DEMAND NOTES TOTAL		5,600,000

Total Short-Term Obligations (cost of $5,600,000)		5,600,000

Total Investments – 99.9% (cost of $411,562,549)(m)(n)		446,355,337

Other Assets & Liabilities, Net – 0.1%		434,654

Net Assets – 100.0%		446,789,991

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At January 31, 2007, the value of this security represents 0.4% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority; Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,790,000

(c)	Security purchased on a delayed delivery basis.

20

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2007.

(f)	Illiquid security.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of this security, which is not illiquid, represents 0.5% of net assets.

(h)	Non-income producing

(i)	Position reflects anticipated residual bankruptcy claims.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	All or a portion of this security was on loan at January 31, 2007. The total market value of securities on loan at January 31, 2007 is $25,402.

(l)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2007.

(m)	Cost for federal income tax purposes is $411,510,851.

(n)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$35,215,305	$(370,819)	$34,844,486

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

21

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.7%
EDUCATION – 16.9%
Education – 11.8%
CT Health & Educational Facilities Authority
Connecticut College,
Series 2002 E,
Insured: MBIA
5.250% 07/01/22	400,000	427,952
Miss Porter’s School,
Series 2006 B,
Insured: AMBAC
5.000% 07/01/36	1,075,000	1,136,995
Trinity College,
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	2,000,000	2,316,660
University of Connecticut,
Series 2000 A:
5.250% 05/15/15	1,500,000	1,599,240
Insured: FGIC:
5.250% 11/15/14	2,135,000	2,312,824
5.250% 11/15/18	2,095,000	2,253,529
University of Hartford,
Series 2002,
Insured: RAD
5.375% 07/01/15	1,875,000	2,003,156
Yale University,
Series 2003 X-1,
5.000% 07/01/42	2,000,000	2,087,960
Education Total		14,138,316
Prep School – 5.1%
CT Health & Educational Facilities Authority
Brunswick School,
Series 2003 B,
Insured: MBIA
5.000% 07/01/33	670,000	700,237
Loomis Chaffee School:
Series 2001 E,
5.250% 07/01/21	1,765,000	1,860,928
Series 2005 F,
Insured: AMBAC:
5.250% 07/01/25	2,035,000	2,315,504
5.250% 07/01/26	1,045,000	1,192,659
Prep School Total		6,069,328
EDUCATION TOTAL		20,207,644
HEALTH CARE – 3.8%
Health Services – 0.2%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
5.000% 07/01/23	255,000	267,238
Health Services Total		267,238
Hospitals – 3.2%
CT Health & Educational Facilities Authority
Danbury Hospital,
Series 2006 H,
Insured: AMBAC
4.500% 07/01/33	2,000,000	1,990,740
Hospital For Special Care,
Series 1997 B,
5.375% 07/01/17	800,000	819,480
Middlesex Hospital,
Series 2006 L,
Insured: FSA
4.250% 07/01/36	1,000,000	946,160
Hospitals Total		3,756,380
Intermediate Care Facilities – 0.4%
CT Housing Finance Authority
Series 2000,
Insured: AMBAC
5.850% 06/15/30	500,000	527,800
Intermediate Care Facilities Total		527,800
HEALTH CARE TOTAL		4,551,418
HOUSING – 1.9%
Multi-Family – 0.6%
CT Greenwich Housing Authority
Greenwich Close Apartments,
Series 1997 A,
6.350% 09/01/27	750,000	778,695
Multi-Family Total		778,695
Single-Family – 1.3%
CT Housing Finance Authority
Series 2006, AMT,
4.875% 11/15/36	1,500,000	1,514,310
Single-Family Total		1,514,310
HOUSING TOTAL		2,293,005
OTHER – 6.5%
Refunded/Escrowed(a) – 6.5%
CT Government
Series 1993 B,
Escrowed to Maturity,
5.400% 09/15/09	25,000	26,058
Series 2002 F,
Pre-refunded 10/15/12,
Insured: FSA
5.000% 10/15/19	1,730,000	1,839,146

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CT Health & Educational Facilities Authority
State University,
Series 2003 E,
Pre-refunded 11/01/12,
Insured: FGIC
5.000% 11/01/14	2,060,000	2,190,872
University of Connecticut,
Series 2002 A,
Pre-refunded 04/01/12,
Insured: FGIC
5.375% 04/01/16	1,200,000	1,290,168
CT New Haven
Series 2002 B,
Escrowed to Maturity,
Insured: FGIC
5.000% 11/01/16	10,000	10,669
Series 2002 C,
Escrowed to Maturity,
Insured: MBIA
5.000% 11/01/20	10,000	10,689
CT North Branford
Series 2001,
Pre-refunded 10/01/10,
Insured: MBIA
5.000% 10/01/15	50,000	52,556
CT Waterbury
Series 2002 A,
Pre-refunded 04/01/12,
Insured: FSA
5.375% 04/01/16	1,655,000	1,779,357
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
Insured: AMBAC
5.500% 08/01/27	450,000	533,317
Refunded/Escrowed Total		7,732,832
OTHER TOTAL		7,732,832
RESOURCE RECOVERY – 1.3%
Resource Recovery – 1.3%
CT Resource Recovery Authority
American Re-Fuel Co.,
Series 2001 AII, AMT,
5.500% 11/15/15	1,500,000	1,577,115
Resource Recovery Total		1,577,115
RESOURCE RECOVERY TOTAL		1,577,115
TAX-BACKED – 58.3%
Local Appropriated – 0.9%
CT Naugatuck
Series 2002 A, AMT,
Insured: AMBAC

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
5.000% 06/15/16	1,000,000	1,037,340
Local Appropriated Total		1,037,340
Local General Obligations – 34.8%
CT Bridgeport
Series 1997 A:
Insured: AMBAC
6.250% 03/01/12	2,465,000	2,748,919
Insured: MBIA
5.500% 08/15/19	1,500,000	1,721,730
Series 2004 C,
Insured: MBIA
5.500% 08/15/21	1,225,000	1,417,252
CT Cheshire
Series 2000 B,
5.000% 08/01/14	1,720,000	1,852,199
CT Danbury
Series 1994:
4.500% 02/01/12	1,280,000	1,324,582
4.500% 02/01/13	1,280,000	1,331,149
CT East Hartford
Series 2003,
Insured: FGIC
5.250% 05/01/15	1,000,000	1,101,280
CT East Haven
Series 2003,
Insured: MBIA
5.000% 09/01/15	640,000	694,170
CT Farmington
Series 1993:
5.700% 01/15/12	590,000	642,132
5.700% 01/15/13	570,000	628,824
CT Granby
Series 1993,
Insured: MBIA
6.550% 04/01/10	175,000	189,546
Series 2006,
5.000% 02/15/26	540,000	614,590
CT Hartford County Metropolitan District
Series 1991,
6.200% 11/15/10	220,000	239,100
Series 1993:
5.200% 12/01/12	600,000	642,900
5.200% 12/01/13	500,000	540,505
5.625% 02/01/11	600,000	639,294
5.625% 02/01/12	600,000	647,682

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
5.625% 02/01/13	600,000	654,894
CT Montville
Series 1993,
6.300% 03/01/12	335,000	374,356
CT New Britain
Series 1993 A,
Insured: MBIA
6.000% 10/01/12	2,000,000	2,162,360
Series 1993 B,
Insured: MBIA
6.000% 03/01/12	1,000,000	1,071,290
Series 2006,
Insured: AMBAC
5.000% 04/15/21	1,160,000	1,278,088
CT New Haven
Series 2002 B,
Insured: FGIC
5.000% 11/01/16	2,230,000	2,375,597
Series 2002 C,
Insured: MBIA
5.000% 11/01/20	1,465,000	1,553,486
CT New London
Series 2003 C,
Insured: AMBAC
5.000% 02/01/13	1,645,000	1,754,573
CT New Milford
Series 2004,
Insured: AMBAC
5.000% 01/15/17	1,025,000	1,121,606
CT North Haven
Series 2007,
4.750% 07/15/26	1,150,000	1,244,680
CT Plainville
Series 2002,
Insured: FGIC:
5.000% 12/01/15	400,000	423,828
5.000% 12/01/16	500,000	529,785
CT Stamford
Series 2003 B,
5.250% 08/15/16	2,750,000	3,063,720
CT Suffield
Series 2005,
5.000% 06/15/20	1,400,000	1,543,836
CT West Hartford
Series 2003,
5.000% 07/15/12	1,285,000	1,367,471
Series 2005 B,
5.000% 10/01/24	1,500,000	1,607,730

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT Westbrook
Series 1992,
Insured: MBIA
6.300% 03/15/12	265,000	296,344
CT Westport
Series 2003,
5.000% 08/15/15	1,000,000	1,083,790
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 2002 A,
Insured: FSA
5.250% 08/01/18	1,000,000	1,067,780
Local General Obligations Total		41,551,068
Special Non-Property Tax – 8.9%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B,
6.125% 09/01/12	2,600,000	2,825,316
Series 2002 B,
Insured: AMBAC
5.000% 12/01/21	1,500,000	1,577,280
Series 2004 B,
Insured: AMBAC
5.250% 07/01/18	2,000,000	2,234,080
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA
5.500% 07/01/21	1,000,000	1,148,860
Series 2005 L,
Insured: AMBAC
5.250% 07/01/38	2,000,000	2,341,080
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: AMBAC
(b) 07/01/35	2,000,000	553,080
Special Non-Property Tax Total		10,679,696
State Appropriated – 3.2%
CT Juvenile Training School
Series 2001,
4.750% 12/15/25	2,500,000	2,546,025
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Insured: AMBAC
5.500% 08/01/27	1,050,000	1,239,588
State Appropriated Total		3,785,613

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 10.5%
CT State
Series 1990 B,
(b) 11/15/10	1,450,000	1,260,065
Series 2001 C,
Insured: FSA
5.500% 12/15/15	1,500,000	1,682,175
Series 2001,
Insured: FSA
5.500% 12/15/14	1,500,000	1,667,820
Series 2002 E,
Insured: FSA
5.375% 11/15/14	1,250,000	1,349,413
Series 2005 B,
Insured: AMBAC
5.250% 06/01/20	400,000	451,260
Series 2006 A,
Insured: FSA
4.750% 12/15/22	1,500,000	1,567,275
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1993 X,
Insured: FSA
5.500% 07/01/13	3,000,000	3,225,570
PR Commonwealth of Puerto Rico
Public Improvement,
Series 2001,
Insured: FSA
5.500% 07/01/16	1,250,000	1,408,412
State General Obligations Total		12,611,990
TAX-BACKED TOTAL		69,665,707
TRANSPORTATION – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
Series 2002,
Insured: AMBAC
5.375% 12/01/15	500,000	554,715
Transportation Total		554,715
TRANSPORTATION TOTAL		554,715
UTILITIES – 9.5%
Municipal Electric – 5.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ,
Insured: MBIA
5.250% 07/01/15	2,000,000	2,199,600
Series 2002 KK,
Insured: MBIA
5.500% 07/01/15	1,500,000	1,676,445

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	2,500,000	2,793,000
Municipal Electric Total		6,669,045
Water & Sewer – 3.9%
CT South Central Regional Water Authority
Series 2005,
Insured: MBIA
5.000% 08/01/30	1,870,000	1,978,759
Series 2007 A,
Insured: MBIA
5.250% 08/01/24	1,000,000	1,134,550
CT Stamford Water Pollution Control Facility
Series 2006,
Insured: AMBAC
4.750% 09/15/36	1,520,000	1,563,700
Water & Sewer Total		4,677,009
UTILITIES TOTAL		11,346,054
Total Municipal Bonds (cost of $113,737,917)		117,928,490

	Shares

Investment Company – 0.0%
Dreyfus Connecticut Municipal Money Market Fund	494	494
Total Investment Company (cost of $494)		494
	Par ($)

Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES(c) – 0.5%
MI Eastern University
Series 2001,
Insured: FGIC,
SPA: Dexia Credit Local
3.680% 06/01/27	100,000	100,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
3.680% 06/01/23	200,000	200,000
TX Harris County Health Facilities Development Corp.
Texas Medical Center,
Series 2001,
Insured: MBIA,
SPA: Chase Manhattan Bank

8

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (c) – (continued)
3.680% 09/01/31	100,000	100,000
WY Uinta County Pollution Control Revenue
Chevron Corp.,
Series 1992,
3.680% 12/01/22	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		600,000

Total Short-Term Obligations (cost of $600,000)		600,000

Total Investments – 99.2% (cost of $114,338,411)(d)(e)		118,528,984

Other Assets & Liabilities, Net – 0.8%		1,008,033

Net Assets – 100.0%		119,537,017

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2007.

(d)	Cost for federal income tax purposes is $114,291,850.

(e)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,345,962	$(108,828)	$4,237,134

9

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.9%
EDUCATION – 7.3%
Education – 7.3%
CT Health & Educational Facility Authority
Connecticut College:
Series 1997 C-1,
Insured: MBIA
5.500% 07/01/27	900,000	923,553
Series 2000 D-1,
Insured: MBIA
5.750% 07/01/30	1,250,000	1,332,562
Series 2002 E,
Insured: MBIA:
5.000% 07/01/14	500,000	531,670
5.250% 07/01/22	400,000	427,952
Miss Porters School,
Series 2006 B,
Insured: AMBAC
4.500% 07/01/29	600,000	601,350
Trinity College:
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	500,000	579,165
Series 2001 G,
Insured: AMBAC:
5.000% 07/01/31	1,000,000	1,040,640
5.500% 07/01/15	2,825,000	3,041,197
Series 2004 H,
Insured: MBIA
5.000% 07/01/25	540,000	571,147
CT University of Connecticut
Student Fee,
Series 2002 A,
5.250% 05/15/14	1,185,000	1,267,500
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA:
5.250% 10/01/12	725,000	762,657
5.375% 10/01/13	975,000	1,028,411
5.500% 10/01/14	650,000	688,363
Education Total		12,796,167
EDUCATION TOTAL		12,796,167
HEALTH CARE – 5.9%
Continuing Care Retirement – 0.3%
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.750% 12/01/23	500,000	531,760
Continuing Care Retirement Total		531,760

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – 0.2%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC
5.000% 07/01/23	260,000	272,477
Health Services Total		272,477
Hospitals – 5.4%
CT Health & Educational Facility Authority
Hospital for Special Care,
Series 1997 B,
Insured: ACA
5.375% 07/01/17	1,750,000	1,792,123
Hospital for St. Raphael,
Series 1993 H,
Insured: AMBAC
5.300% 07/01/10	2,740,000	2,868,643
Middlesex Hospital,
Series 1997 H,
Insured: MBIA
5.000% 07/01/12	1,060,000	1,075,052
Stamford Hospital,
Series 1996 F,
Insured: MBIA
5.400% 07/01/09	1,500,000	1,531,815
William W. Backus Hospital,
Series 2005 G,
Insured: FSA
5.000% 07/01/24	2,060,000	2,178,759
Hospitals Total		9,446,392
HEALTH CARE TOTAL		10,250,629
HOUSING – 1.7%
Single-Family – 1.7%
CT Housing Finance Authority
Mortgage Finance Program:
Series 1996 C-1,
6.000% 11/15/10	815,000	836,972
Series 2005 D-1,
4.100% 05/15/17	2,200,000	2,216,830
Single-Family Total		3,053,802
HOUSING TOTAL		3,053,802
OTHER – 18.4%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	360,000	381,056
Other Total		381,056

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 3.1%
CT Revolving Fund
Series 2003 A,
5.000% 10/01/19	1,000,000	1,060,960
Series 2003 B:
5.000% 10/01/12	1,000,000	1,061,660
5.000% 10/01/13	1,000,000	1,070,040
5.000% 10/01/14	1,000,000	1,076,700
5.000% 10/01/15	1,000,000	1,082,860
Pool/Bond Bank Total		5,352,220
Refunded/Escrowed(a) – 15.1%
CT Bridgeport
Series 2000 A,
Pre-refunded 07/15/10,
Insured: FGIC
6.000% 07/15/13	2,000,000	2,162,120
CT Fairfield
Series 1998,
Pre-refunded 01/01/08,
5.000% 01/01/18	1,100,000	1,134,518
Series 2002 A,
Pre-refunded 04/01/12,
5.000% 04/01/22	2,200,000	2,322,672
CT Health & Educational Facility Authority
Fairfield University,
Series 1999 I,
Pre-refunded 07/01/09,
Insured: MBIA
5.250% 07/01/25	2,000,000	2,088,340
CT New Canaan
Series 1999,
Pre-refunded 02/01/09,
4.750% 02/01/18	500,000	510,130
CT New Haven
Series 2002 B,
Escrowed to Maturity,
Insured: FGIC
5.375% 11/01/12	5,000	5,414
Series 2002 C,
Escrowed to Maturity,
Insured: MBIA
5.000% 11/01/18	15,000	16,034
Series 2003 A,
Pre-refunded 11/01/13,
Insured: FGIC
5.250% 11/01/16	170,000	186,182
CT Seymour
Series 2001 B,
Pre-refunded 08/01/11,
Insured: MBIA
5.250% 08/01/15	1,100,000	1,167,276
CT Special Assessment Second Injury Fund Revenue
Series 2000 A,

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
Escrowed to maturity,
Insured: FSA
5.250% 01/01/10	2,000,000	2,082,100
CT Stamford
Series 2002,
Pre-refunded 08/15/12,
5.000% 08/15/19	1,000,000	1,062,490
CT State
Series 1993 B,
Escrowed to Maturity,
5.400% 03/15/08	10,000	10,193
Series 1993 E,
Escrowed to Maturity,
6.000% 03/15/12	25,000	27,586
Series 1999 A,
Pre-refunded 06/15/09,
5.250% 06/15/10	2,025,000	2,113,189
Series 1999 B,
Pre-refunded 11/01/09,
5.750% 11/01/11	1,000,000	1,061,840
Series 2000 A,
Pre-refunded 04/15/10,
5.500% 04/15/19	865,000	916,597
CT University of Connecticut
Series 2000 A,
Pre-refunded 03/01/10,
Insured: FGIC
5.375% 03/01/19	2,000,000	2,111,580
Series 2002 A,
Pre-refunded 04/01/12,
5.375% 04/01/13	1,000,000	1,075,140
CT Westport
Series 1999,
Pre-refunded 07/15/09,
5.000% 07/15/18	1,890,000	1,964,863
Series 2000,
Pre-refunded 08/15/10:
5.375% 08/15/14	550,000	579,728
5.375% 08/15/15	1,550,000	1,633,777
Series 2001,
Pre-refunded 12/01/11,
5.000% 12/01/16	1,155,000	1,218,744
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000A,
Economically Defeased,

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
5.500% 10/01/40	1,000,000	1,065,270
Refunded/Escrowed Total		26,515,783
OTHER TOTAL		32,249,059
OTHER REVENUE – 1.1%
Recreation – 1.1%
CT Health & Educational Facility Authority
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC
5.250% 07/01/27	1,670,000	1,911,231
Recreation Total		1,911,231
OTHER REVENUE TOTAL		1,911,231
TAX-BACKED – 57.1%
Local General Obligations – 26.5%
CT Bridgeport
Series 1997 A,
Insured: AMBAC
5.450% 03/01/11	1,550,000	1,567,484
Series 2002 A,
Insured: FGIC
5.375% 08/15/14	1,600,000	1,722,624
Series 2004 C,
Insured: MBIA
5.250% 08/15/17	1,500,000	1,666,470
CT Colchester
Series 1997 A,
Insured: AMBAC
5.400% 08/15/10	885,000	934,463
CT Danbury
Series 1995,
5.625% 02/01/13(b)	200,000	219,870
Series 2004,
Insured: FGIC
4.750% 08/01/16	1,270,000	1,348,956
CT East Haven
Series 2003,
Insured: MBIA
5.000% 09/01/15	640,000	694,170
CT Easton
Series 2001,
4.750% 10/15/21	855,000	878,880
CT Fairfield
Series 2004,
4.500% 01/01/16	1,690,000	1,756,096
CT Farmington
Series 2002,
5.000% 09/15/19	820,000	871,283
CT Hartford County Metropolitan District
Series 1989,

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
6.700% 10/01/09	250,000	268,625
Series 2002,
5.000% 04/01/19	1,205,000	1,275,709
CT Hartford
Series 2003,
Insured: FSA
4.750% 12/01/15	2,065,000	2,194,145
Series 2005 C,
Insured: MBIA
5.000% 09/01/19	2,085,000	2,290,164
Series 2006,
Insured: AMBAC
5.000% 07/15/22	600,000	643,422
CT Montville
Series 1994,
5.300% 12/01/09	370,000	385,866
CT New Britain
Series 2006,
Insured: AMBAC
5.000% 04/15/17	1,165,000	1,270,339
CT New Haven
Series 2002 B,
Insured: FGIC
5.375% 11/01/12	995,000	1,076,272
Series 2002 C,
Insured: MBIA
5.000% 11/01/18	1,985,000	2,104,894
Series 2003 A,
Insured: FGIC
5.250% 11/01/16	1,830,000	1,991,863
CT New London
Series 2003 C,
Insured: AMBAC
5.000% 02/01/17	1,290,000	1,363,775
CT New Milford
Series 1992,
5.500% 08/01/08	250,000	256,728
Series 2004,
Insured: AMBAC
5.000% 01/15/16	1,025,000	1,114,288
CT North Haven
Series 2007:
4.750% 07/15/24	1,150,000	1,241,023
4.750% 07/15/25	1,150,000	1,242,977
CT Norwalk
Series 2004 B,
5.000% 08/01/11	1,535,000	1,616,370
CT Regional School District No. 15
Series 2003,

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Insured: FGIC:
5.000% 02/01/15	1,105,000	1,195,577
5.000% 02/01/16	1,025,000	1,114,595
CT Stamford
Series 2003 B:
5.250% 08/15/16	1,650,000	1,838,232
5.250% 08/15/17	1,125,000	1,260,157
CT Torrington
Series 1999,
Insured: FGIC
5.125% 09/15/12	1,300,000	1,357,317
CT Watertown
Series 2005,
Insured: MBIA
5.000% 08/01/17	1,060,000	1,150,916
CT Weston
Series 2004:
5.125% 07/15/14	1,250,000	1,358,237
5.250% 07/15/15	1,300,000	1,434,121
CT Westport
Series 2003,
5.000% 08/15/18	1,200,000	1,292,280
CT Windham
Series 2004,
Insured: MBIA
5.000% 06/15/15	785,000	848,530
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A,
Insured: FSA
5.750% 08/01/12	1,500,000	1,586,475
Local General Obligations Total		46,433,193
Special Non-Property Tax – 11.9%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B,
6.125% 09/01/12	400,000	434,664
Series 1998 A,
Insured: FGIC:
5.250% 10/01/14	2,100,000	2,167,998
5.500% 10/01/12	3,250,000	3,532,555
Series 2003 B,
Insured: FGIC
5.000% 01/01/23	800,000	843,448
CT State
Series 1993 A,
5.375% 09/01/08	750,000	769,358
NJ Economic Development Authority
Series 2004 A,
5.500% 06/15/24	1,000,000	1,048,310

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
OH Hamilton County Sales Tax Revenue
Series 2000 B,
Insured: AMBAC
(c) 12/01/28	3,000,000	1,128,180
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998,
Insured: MBIA
5.250% 07/01/14	2,615,000	2,694,078
Series 2002 E,
Insured: FSA
5.500% 07/01/17	1,870,000	2,110,388
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,500,000	2,810,775
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 1998 A,
Insured: AMBAC
5.250% 07/01/10	2,000,000	2,061,320
Series 2005 A,
Insured: FGIC
07/01/32	4,000,000	1,283,400
Special Non-Property Tax Total		20,884,474
State Appropriated – 3.3%
CT State Certificates of Participation
Juvenile Training School,
Series 2001,
5.250% 12/15/14	1,565,000	1,674,409
CT University of Connecticut
Series 2002 A,
5.000% 04/01/10	1,085,000	1,125,091
Series 2004 A,
Insured: MBIA
5.000% 01/15/13	2,000,000	2,129,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	700,000	751,632
State Appropriated Total		5,680,132
State General Obligations – 15.4%
CT State
Series 1993 E,
6.000% 03/15/12	975,000	1,072,988
Series 1998 A,
5.250% 03/15/14	2,500,000	2,563,025
Series 2000 C,
5.375% 12/15/10	1,000,000	1,057,280

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
Series 2001,
Insured: FSA
5.500% 12/15/14	1,500,000	1,667,820
Series 2003 E,
Insured: FGIC
5.000% 08/15/21	1,000,000	1,057,020
Series 2005 B,
Insured: AMBAC
5.250% 06/01/20	600,000	676,890
Series 2005 D,
Insured: FGIC
5.000% 11/15/23	4,000,000	4,269,280
PR Commonwealth of Puerto Rico
Capital Appreciation,
Series 1998,
Insured: MBIA
(c) 07/01/14	4,500,000	3,359,520
Public Improvement:
Series 1998:
Insured: FSA
5.250% 07/01/10	1,250,000	1,309,562
Insured: MBIA
5.250% 07/01/15	3,000,000	3,299,400
Series 2002 A,
Insured: FGIC
5.500% 07/01/20	3,000,000	3,433,350
Series 1998,
Insured: MBIA
6.000% 07/01/16	1,000,000	1,166,720
Series 2004 A,
5.000% 07/01/30	1,000,000	1,039,840
Series 2006 A,
5.250% 07/01/23	1,000,000	1,072,890
State General Obligations Total		27,045,585
TAX-BACKED TOTAL		100,043,384
UTILITIES – 7.1%
Investor Owned – 1.2%
CT Development Authority
Pollution Control Revenue,
Connecticut Light & Power Co.,
Series 1993 A,
5.850% 09/01/28	2,000,000	2,098,720
Investor Owned Total		2,098,720
Joint Power Authority – 1.2%
CT State Municipal Electric Energy Cooperative Power Supply Systems
Series 2006 A,
Insured: AMBAC
5.000% 01/01/22	2,000,000	2,142,020
Joint Power Authority Total		2,142,020

9

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	1,000,000	1,117,200
Municipal Electric Total		1,117,200
Water & Sewer – 4.0%
CT Clean Water Fund
Series 1993,
6.000% 10/01/12	1,200,000	1,303,296
Series 1999,
5.250% 07/15/11	1,500,000	1,565,985
CT Greater New Haven Water Pollution Control Authority
Series 2005 A,
Insured: MBIA
5.000% 11/15/30	2,500,000	2,643,675
CT South Central Regional Water Authority
Series 2007 A,
5.250% 08/01/22	1,370,000	1,546,059
Water & Sewer Total		7,059,015
UTILITIES TOTAL		12,416,955
VARIABLE RATE DEMAND NOTES(d) – 0.3%
Variable Rate Demand Notes – 0.3%
MS Jackson County Pollution Control
Chevron Corp.:
Series 1992,
3.700% 12/01/16	100,000	100,000
Series 1993,
3.700% 06/01/23	200,000	200,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.730% 12/01/15	200,000	200,000
Variable Rate Demand Notes Total		500,000
VARIABLE RATE DEMAND NOTES TOTAL		500,000
Total Municipal Bonds (cost of $168,938,168)		173,221,227

10

	Shares	Value ($)

Investment Company – 0.1%
Dreyfus Tax Exempt Cash Management Fund	204,160	204,160

	Total Investment Company (cost of $204,160)	204,160

	Total Investments – 99.0% (cost of $169,142,328)(e)(f)	173,425,387

	Other Assets & Liabilities, Net – 1.0%	1,730,295

	Net Assets – 100.0%	175,155,682

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	A portion of this security with a market value of $170,399 is pledged as collateral for open futures contracts.

(c)	Zero coupon bond.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(e)	Cost for federal income tax purposes is $169,126,225.

(f)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,711,169	$(412,007)	$4,299,162

At January 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	56	$5,978,000	$6,088,068	Mar-2007	$110,068

11

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SPA	Stand-by-Purchase Agreement

12

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.3%
EDUCATION – 2.6%
Education – 2.2%
CT Health & Educational Facilities Authority
Trinity College,
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	1,000,000	1,158,330
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004 B,
5.250% 04/01/17	610,000	641,080
FL Volusia County Educational Facilities Authority
Embry-Riddle Aeronautical University,
Series 1999 A,
5.750% 10/15/29	2,380,000	2,471,582
IL Finance Authority
DePaul University,
Series 2004 A:
5.375% 10/01/17	1,000,000	1,101,480
5.375% 10/01/18	2,000,000	2,210,980
IN Ivy Tech State College
Series 1997 E,
Insured: AMBAC
5.050% 07/01/09	1,000,000	1,019,420
KS Development Finance Authority
Board of Regents Scientific Research,
Series 2003,
Insured: AMBAC
5.000% 10/01/19	2,000,000	2,133,100
Regents-Wichita University,
Series 2000 B,
Insured: AMBAC
5.900% 04/01/15	2,000,000	2,120,520
KS Washburn University
Topeka Living Learning,
Series 2004,
Insured: AMBAC
5.000% 07/01/18	900,000	955,755
MA College Building Authority
Series 1994 A,
7.500% 05/01/14	500,000	598,495
MA Industrial Finance Agency
Tufts University,
Series 1998 H,
Insured: MBIA
5.500% 02/15/12	2,000,000	2,156,260
MD Health & Higher Educational Facilities Authority
Johns Hopkins University,
Series 1998,
6.000% 07/01/10	1,500,000	1,605,735

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
MO Health & Educational Facilities Authority
St. Louis University,
Series 1998,
5.500% 10/01/16	1,000,000	1,116,250
Washington University,
Series 2001 A,
5.500% 06/15/16	1,000,000	1,124,630
NY Dormitory Authority
St Johns University,
Series 2007 C,
Insured: MBIA
5.250% 07/01/23(a)	5,245,000	5,933,092
University of Rochester,
Series 2007 A-1:
5.000% 07/01/21(a)	6,070,000	6,470,499
5.000% 07/01/22(a)	4,000,000	4,253,880
PA Erie Higher Education Building Authority
Mercyhurst College,
Series 2004 B,
5.000% 03/15/14	255,000	265,776
PA Higher Educational Facilities Authority
Bryn Mawr College,
Series 2002,
Insured: AMBAC
5.250% 12/01/12	1,500,000	1,611,945
State Systems Higher Education,
Series 2001 T,
Insured: AMBAC
5.000% 06/15/12	750,000	785,633
University of Sciences,
Series 2005 A,
Insured: XLCA
5.000% 11/01/16	360,000	385,142
Widener University,
Series 2003,
5.000% 07/15/10	500,000	515,945
PA Lancaster County Higher Education Authority
Franklin & Marshall College,
Series 2003 A,
5.000% 04/15/10	500,000	516,850
PA University
Series 2002,
5.250% 08/15/11	1,000,000	1,060,340
RI Health & Educational Building Corp.
Series 2003,
Insured: XLCA
5.250% 04/01/15	1,500,000	1,603,605

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College,
Series 1996,
Insured: AMBAC:
6.000% 12/01/09	595,000	630,301
6.000% 12/01/16	500,000	573,640
TX Alamo Community College District
Series 2001,
Insured: FSA
5.375% 11/01/16	1,000,000	1,064,670
TX Houston Community College System
Series 2001 A,
Insured: MBIA
5.375% 04/15/15	520,000	549,042
TX Public Finance Authority
Stephen F. Austin University,
Series 2005,
Insured: MBIA
5.000% 10/15/19	2,000,000	2,126,340
TX University of Texas
Series 2003 A,
5.375% 08/15/15	1,000,000	1,090,420
Series 2004 A,
5.250% 08/15/17	2,000,000	2,220,140
Series 2004 B,
5.250% 08/15/16	2,000,000	2,196,280
Education Total		54,267,157
Student Loan – 0.4%
IA Student Loan Liquidity Corp.
Series 1998 J, AMT,
Insured: AMBAC
4.800% 06/01/09	9,650,000	9,821,963
Student Loan Total		9,821,963
EDUCATION TOTAL		64,089,120
HEALTH CARE – 7.0%
Continuing Care Retirement – 0.3%
CO Health Facilities Authority
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/18	1,000,000	1,027,970
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana,
Series 2005,
5.250% 11/15/25	6,000,000	6,270,060
PA Delaware County Authority
Dunwoody Village, Inc.,
Series 2003 A,

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
5.000% 04/01/09	500,000	509,940
Continuing Care Retirement Total		7,807,970
Hospitals – 6.5%
AL Health Care Authority for Baptist Health
Series 2006 D,
5.000% 11/15/18	2,250,000	2,324,160
AL University at Birmingham Hospital
Series 2006 A,
5.000% 09/01/21	2,200,000	2,284,788
AR Washington County Hospital
Washington Regional Medical Center,
Series 2005 B:
5.000% 02/01/16	1,000,000	1,041,260
5.000% 02/01/17	2,000,000	2,077,180
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004,
4.450% 07/01/26	1,010,000	1,022,484
Series 2005,
5.000% 11/15/18	2,500,000	2,619,350
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005 A,
5.000% 12/01/19	10,390,000	10,741,598
CA Statewide Communities Development Authority
Kaiser Permanente,
Series 2004 I,
3.450% 04/01/35	1,000,000	976,130
FL Escambia County Health Facilities Authority
Ascension Health,
Series 2003 A:
5.250% 11/15/11	2,125,000	2,250,035
5.250% 11/15/14	1,000,000	1,083,090
FL Highlands County Health Facilities Authority
Adventist Health Systems:
Series 2005 A,
5.000% 11/15/20	1,000,000	1,041,060
Series 2005 B:
5.000% 11/15/20	1,000,000	1,041,060
5.000% 11/15/22	1,000,000	1,038,840
Adventist Hinsdale Hospital,
Series 2005 A,
5.000% 11/15/22	1,000,000	1,038,840
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2003 A,
5.000% 10/01/18	1,000,000	1,036,040
FL Lee Memorial Health System Hospital Board Revenue
Series 2002 A,
Insured: FSA
5.750% 04/01/15	1,000,000	1,088,100
FL Marion County Hospital District Revenue
Munroe Regional Medical Center,
Series 1999,
5.250% 10/01/11	2,025,000	2,101,322
FL Miami-Dade County Public Facilities
Series 2005 B,
Insured: MBIA
5.000% 06/01/19	2,000,000	2,115,160
FL Orange County Health Facilities Authority
Series 1996 A,
Insured: MBIA
6.250% 10/01/16	1,700,000	1,969,331
FL Sarasota County Public Hospital Board
Series 1998 B,
Insured: MBIA
5.250% 07/01/11	1,750,000	1,838,427
FL South Broward Hospital District
Series 2002:
5.500% 05/01/22	1,000,000	1,068,160
5.600% 05/01/27	4,000,000	4,290,920
Series 2003 A,
Insured: MBIA:
5.250% 05/01/12	3,955,000	4,202,148
5.250% 05/01/13	1,500,000	1,606,965
FL St. Petersburg Health Facilities Authority
All Children’s Hospital,
Series 2002,
Insured: AMBAC:
5.500% 11/15/14	1,720,000	1,846,798
5.500% 11/15/15	1,995,000	2,138,879
5.500% 11/15/16	1,980,000	2,119,649
FL Tampa Health Systems
Catholic Health East,
Series 1998 A-1,
Insured: MBIA:
5.500% 11/15/13	6,080,000	6,617,107
5.500% 11/15/14	6,000,000	6,585,480
GA Fulton DeKalb Hospital Authority
Series 2003,
Insured: FSA
5.250% 01/01/16	1,000,000	1,078,600

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
IN Health and Educational Facilities Finance Authority
Laporte Regional Health System Inc.,
Series 2006 B,
5.000% 02/15/21	3,330,000	3,437,492
KS Development Finance Authority Health Facilities
Sisters of Charity Leavenworth,
Series 1998,
Insured: MBIA
5.000% 12/01/14	955,000	977,739
KS Lawrence Memorial Hospital
Series 2003,
5.250% 07/01/11	1,005,000	1,055,361
KS Manhattan Hospital
Mercy Health Care Center,
Series 2001,
Insured: FSA
5.250% 08/15/10	1,005,000	1,041,029
KS University Hospital Authority
Health System,
Series 1999 A,
Insured: AMBAC
5.350% 09/01/12	1,265,000	1,314,664
KS Wichita Hospital
Series 2001 III,
6.250% 11/15/18	5,000,000	5,447,000
MA Health & Educational Facilities Authority
Partners HealthCare System, Inc.,
Series 2001 C:
6.000% 07/01/14	1,000,000	1,089,020
6.000% 07/01/17	1,250,000	1,359,150
NC Medical Care Commission Health Care Facilities
Carolina Medicorp, Inc.,
Series 1996,
5.125% 05/01/16	4,000,000	4,010,240
NJ Health Care Facilities Financing Authority
Atlantic Health Systems,
Series 1997 A,
Insured: AMBAC
6.000% 07/01/12	1,500,000	1,653,960
NM Farmington Hospital
San Juan Regional Medical Center, Inc.,
Series 2004 A,
5.125% 06/01/18	500,000	519,305
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester,
Series 2005:

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.000% 08/01/14	730,000	758,572
5.000% 08/01/15	545,000	567,508
OH Lakewood
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	1,400,000	1,484,518
OH Lorain County Hospital
Catholic Healthcare Partnerships,
Series 2001 A:
5.625% 10/01/14	6,135,000	6,572,364
5.625% 10/01/15	3,000,000	3,208,590
5.625% 10/01/16	3,000,000	3,203,310
OK Development Finance Authority
Duncan Regional Hospital, Inc.,
Series 2003 A,
5.000% 12/01/15	1,545,000	1,604,359
PA Higher Educational Facilities Authority
University of Pennsylvania Health Systems,
Series 2005 A,
Insured: AMBAC
5.000% 08/15/18	250,000	266,328
TN Knox County Health, Educational & Housing Facilities Board
Fort Sanders Alliance,
Series 1993,
Insured: MBIA
7.250% 01/01/09	300,000	318,786
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems,
Series 1995,
Insured: MBIA
6.250% 08/01/09	10,000	10,530
St. Jude’s Children’s Research,
Series 1999,
5.375% 07/01/24	9,000,000	9,481,950
TN Sullivan County Health, Educational & Housing Facilities Board
Series 2006 C,
5.000% 09/01/22	3,750,000	3,865,050
TX Amarillo Health Facilities Corp.
Baptist St. Anthony’s Hospital Corp.,
Series 1998,
Insured: FSA
5.500% 01/01/14	1,000,000	1,087,930
TX Harris County Health Facilities Development Corp.
Memorial Hospital Systems,
Series 1997 A,
Insured: MBIA
6.000% 06/01/13	2,170,000	2,405,445

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TX Jefferson County Health Facilities Development Corp.
Baptist Hospitals,
Series 2001,
Insured: AMBAC
5.200% 08/15/21	3,475,000	3,611,359
TX Tarrant County Hospital District
Series 2002,
Insured: MBIA
5.500% 08/15/13	1,355,000	1,454,918
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/18	1,500,000	1,618,935
VA Prince William County Industrial Development Authority Hospital
Potomac Hospital Corp.,
Series 2003,
5.500% 10/01/18	1,000,000	1,082,700
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 1999 A,
5.600% 02/15/29	7,615,000	7,880,154
Wheaton Franciscan Healthcare,
Series 2006,
5.250% 08/15/21	11,410,000	11,986,205
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
6.750% 09/01/22	1,535,000	1,677,648
Hospitals Total		158,335,080
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
Development Care Initiatives,
Series 2006 A:
5.250% 07/01/18	2,695,000	2,763,318
5.500% 07/01/21	1,530,000	1,597,336
Nursing Homes Total		4,360,654
HEALTH CARE TOTAL		170,503,704
HOUSING – 2.2%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
Series 1999 A,
Insured: GNMA
6.300% 09/20/38	3,715,000	3,968,066
Assisted Living/Senior Total		3,968,066

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – 0.7%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP,
Series 2000 A, AMT,
6.400% 08/15/30	1,000,000	1,034,670
CA Statewide Communities Development Authority
Irvine Apartment Communities LP,
Series 1998 A-4,
5.250% 05/15/25	1,750,000	1,795,902
FL Capital Trust Agency
Atlantic Housing Foundation,
Series 2005,
5.250% 07/01/15	2,410,000	2,390,503
TCB Shadow Run,
Series 2000 A,
5.150% 11/01/30	4,300,000	4,423,238
FL Collier County Finance Authority
Goodlette Arms,
Series 2002 A-1,
4.900% 02/15/32	3,250,000	3,366,480
FL Housing Finance Agency
Series 1995 H,
6.400% 11/01/15	910,000	921,129
LA Housing Finance Agency
Series 2006 A,
4.750% 12/01/31	1,575,000	1,581,788
NC Medical Care Commission
ARC/HDS Alamance Housing Corp.,
Series 2004 A:
4.650% 10/01/14	575,000	578,025
5.500% 10/01/24	1,575,000	1,676,430
Multi-Family Total		17,768,165
Single-Family – 1.3%
AK Housing Finance Corp.
Series 1997 A,
Insured: MBIA
6.000% 06/01/27	4,535,000	4,601,619
AZ Tucson & Pima County Industrial Development Authority
Series 2001 A-1, AMT,
Insured: GNMA:
6.000% 07/01/21	300,000	302,394
6.350% 01/01/34	195,000	196,884
FL Escambia County Housing Finance Authority
Series 1999, AMT,
Insured: GNMA
4.500% 10/01/09	1,250,000	1,262,287
Series 2000 A, AMT,
Insured: MBIA

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
6.300% 10/01/20	60,000	60,599
FL Housing Finance Agency
Series 1997-2, AMT,
Insured: MBIA
5.750% 07/01/14	1,015,000	1,021,943
FL Housing Finance Corp. Revenue
Series 1998-1,
Insured: MBIA:
4.950% 01/01/11	695,000	707,399
4.950% 07/01/11	965,000	982,235
FL Pinellas County Housing Authority
Affordable Housing,
Series 2001,
Insured: FSA
4.600% 12/01/10	7,000,000	7,163,030
IA Finance Authority
Series 1997 F,
Insured: GNMA
5.550% 01/01/16	545,000	554,456
KS Sedgwick & Shawnee Counties
Mortgage Backed Securities Program,
Series 2003, AMT,
Insured: GNMA
6.050% 06/01/27	595,000	622,632
ME Housing Authority Mortgage
Series 1997 C-1,
5.700% 11/15/15	1,665,000	1,697,101
NC Housing Finance Agency
Series 1994 Y,
6.300% 09/01/15	225,000	227,106
Series 1997 RR, AMT,
Insured: FHA
5.850% 09/01/28	905,000	921,154
NM Mortgage Finance Authority
Series 1997 C-2, AMT,
Insured: GNMA
5.950% 07/01/17	190,000	193,106
Series 1997 E-2, AMT,
Insured: GNMA
5.600% 07/01/17	665,000	678,706
Series 1998 B-3,
Insured: GNMA
5.500% 07/01/28	300,000	306,786
Series 2001 B-2, AMT,
Insured: GNMA
6.200% 09/01/32	1,705,000	1,722,715
Series 2002 B-2, AMT,
Insured: GNMA
6.350% 03/01/33	1,400,000	1,447,166
Series 2002 PG-A-2, AMT,
Insured: GNMA

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
6.450% 03/01/33	975,000	986,320
OR Housing & Community Services Department Mortgage
Series 1996 A,
5.500% 07/01/08	5,000	5,087
Series 1997 H, AMT,
5.150% 07/01/09	70,000	71,302
Series 1998 D, AMT,
4.600% 07/01/07	5,000	5,011
Series 2000 H,
Insured: FHA
5.550% 07/01/21	125,000	129,069
TN Housing Development Agency
Home Ownership Program:
Series 1988, AMT,
4.750% 07/01/08	1,085,000	1,094,722
Series 1997-3A, AMT,
(b) 01/01/08	2,500,000	2,393,850
Series 1998, AMT:
4.850% 07/01/09	1,135,000	1,154,363
4.950% 07/01/10	1,190,000	1,219,571
WI Housing & Economic Development Authority
Series 1997 G,
5.350% 03/01/12	125,000	127,676
Single-Family Total		31,856,289
HOUSING TOTAL		53,592,520
INDUSTRIALS – 1.4%
Chemicals – 0.4%
TX Guadalupe Blanco River Authority
Sewer & Solid Waste Disposal Facility,
E.I. DuPont de Nemours & Co.,
Series 1999, AMT,
5.500% 05/01/29	10,650,000	10,968,754
Chemicals Total		10,968,754
Forest Products & Paper – 0.9%
FL Bay County Pollution Control Revenue
International Paper Co.,
Series 1998 A,
5.100% 09/01/12	2,375,000	2,464,039
FL Escambia County Pollution Control Revenue
International Paper Co.,
Series 2003 A,
4.700% 04/01/15	500,000	505,175
LA Morehouse Parish Pollution Control
International Paper Co.,
Series 2001 A,
5.250% 11/15/13	8,525,000	8,991,744

	Par ($)	Value ($)

Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
MS Warren County Environmental Improvement
International Paper Co.,
Series 2000 A, AMT,
6.700% 08/01/18	2,600,000	2,783,716
TX Gulf Coast Waste Disposal Authority
Series 2002 A, AMT,
6.100% 08/01/24	5,750,000	6,170,727
Forest Products & Paper Total		20,915,401
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
NSF International,
Series 2004,
5.000% 08/01/13	820,000	860,164
PA Industrial Development Authority Economic Development
Series 2002,
Insured: AMBAC
5.250% 07/01/11	1,000,000	1,057,160
Other Industrial Development Bonds Total		1,917,324
INDUSTRIALS TOTAL		33,801,479
OTHER – 17.9%
Other – 0.8%
FL Hurricane Catastrophe Fund
Series 2006 A,
5.250% 07/01/12	12,000,000	12,783,720
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/13	5,000,000	5,269,200
Other Total		18,052,920
Pool/Bond Bank – 2.8%
FL Gulf Breeze Revenue
Series 1985 C,
Insured: FGIC
5.000% 12/01/15	1,000,000	1,030,520
FL Municipal Loan Council Revenue
Series 2002 A,
Insured: MBIA
5.500% 05/01/13	1,000,000	1,082,900
Series 2003 B,
Insured: MBIA
5.250% 12/01/13	1,125,000	1,214,573
Series 2005 A,
Insured: MBIA
5.000% 02/01/19	1,015,000	1,076,062

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
KS Development Finance Authority
Water Pollution Control Revolving Fund:
Series 2001 II,
5.500% 05/01/14	1,000,000	1,106,320
Series 2002 II,
5.500% 11/01/15	105,000	113,921
MA Water Pollution Abatement Trust
Series 1999 A,
6.000% 08/01/19	2,500,000	2,988,075
Series 2004 A,
5.250% 08/01/17	2,920,000	3,245,814
Series 2006,
5.250% 08/01/21	7,500,000	8,453,325
ME Municipal Bond Bank
Series 1998 A,
Insured: FSA
5.250% 11/01/08	855,000	877,794
Series 2002 A,
5.375% 11/01/16	355,000	378,118
NY Dormitory Authority
Series 2002 A,
Insured: MBIA
5.250% 10/01/12	2,420,000	2,598,523
NY Environmental Facilities Corp.
Pollution Control,
Series 1994,
5.750% 06/15/09	10,000	10,459
OH Water Development Authority
Pollution Control,
Series 2005 B,
(b) 06/01/15	2,000,000	1,420,520
PA Delaware Valley Regional Financing Authority
Local Government:
Series 1997 B,
Insured: AMBAC
5.600% 07/01/17	2,000,000	2,234,200
Series 2002:
5.500% 07/01/12	15,000,000	16,100,550
5.750% 07/01/17	2,000,000	2,259,300
PA Finance Authority
Penn Hills,
Series 2000 A,
Insured: FGIC
5.500% 12/01/22	835,000	881,184
TX Water Development Board
Series 1999 B,
5.625% 07/15/21	1,500,000	1,568,565
VA Public School Authority
Series 2001 A,
5.000% 08/01/17	3,500,000	3,685,430

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
Series 2005,
5.250% 08/01/16	13,995,000	15,468,953
Pool/Bond Bank Total		67,795,106
Refunded/Escrowed(c) – 12.6%
AL Birmingham Medical Clinic Board
Baptist Medical Centers,
Series 1979,
Escrowed to Maturity,
8.300% 07/01/08	350,000	362,915
AL Special Care Facilities Financing Authority
Charity Obligation Group,
Series 1999 A,
Escrowed to Maturity,
4.625% 11/01/10	3,265,000	3,342,446
AZ School Facilities Board Certificates of Participation
Series 2003 A,
Pre-refunded 03/01/13,
Insured: MBIA
5.250% 09/01/14	10,000,000	10,780,600
CA Health Facilities Financing Authority
Catholic West H,
Series 2004 H,
Pre-refunded 07/01/11,
4.450% 07/01/26	90,000	92,614
CA State
Series 2000,
Pre-refunded 12/01/10,
5.000% 12/01/16	2,610,000	2,735,515
CO Department of Transportation
Series 2000,
Pre-refunded 06/15/10,
Insured: AMBAC:
6.000% 06/15/12	2,750,000	2,954,462
6.000% 06/15/15	2,750,000	2,954,462
CO Douglas County School District No. RE-1
Series 2001,
Pre-refunded 12/15/11,
Insured: MBIA
5.250% 12/15/13	7,385,000	7,860,225
CT Special Tax Obligation
Transportation Infrastructure:
Series 1999 A,
Pre-refunded 12/01/09,
Insured: FGIC
5.625% 12/01/19	1,520,000	1,611,215
Series 2001 A,
Pre-refunded 10/01/11,
Insured: FSA
5.375% 10/01/17	1,000,000	1,068,480

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
FL Board of Education
Series 2000 A,
Pre-refunded 06/01/10,
5.750% 06/01/13	1,000,000	1,070,250
Series 2000 C,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/17	1,000,000	1,055,800
FL Boca Raton
Series 2000,
Pre-refunded 07/01/09,
5.000% 07/01/13	1,470,000	1,527,198
FL Brevard County
Series 2000,
Pre-refunded 08/01/10,
Insured: FSA
6.000% 08/01/14	1,195,000	1,292,106
FL Hillsborough County School Board District
Series 2002,
Pre-refunded 10/01/11,
Insured: AMBAC
5.375% 10/01/13	1,060,000	1,131,190
FL Lakeland Electricity & Water Revenue
Series 1990,
Escrowed to Maturity,
Insured: AMBAC
(b) 10/01/09	1,000,000	905,440
FL Miami-Dade County School Board
Series 2001 A,
Escrowed to Maturity,
Insured: MBIA
5.500% 05/01/10	2,000,000	2,101,660
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	4,705,000	5,503,062
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	115,000	133,310
FL Orange County Tourist Development Tax
Series 2000,
Pre-refunded 10/01/09,
Insured: AMBAC
5.500% 10/01/31	3,000,000	3,134,220
FL Orlando Utilities Commission Water & Electric
Series 1989 D,
Escrowed to Maturity,
6.750% 10/01/17	1,800,000	2,128,032
FL Orlando Utilities Commission
Series 2002 C,

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
Pre-refunded 10/01/12,
5.250% 10/01/16	1,290,000	1,385,163
FL Port St. Lucie Utilities Revenue
Series 2003,
Pre-refunded 09/01/13,
Insured: MBIA
5.000% 09/01/16	510,000	545,333
FL Reedy Creek Improvement District Utilities
Series 2003 1,
Pre-refunded 10/01/13,
Insured: MBIA
5.250% 10/01/15	1,490,000	1,616,099
FL Seminole County Sales Tax Revenue
Series 2001,
Pre-refunded 10/01/11,
Insured: FGIC
5.375% 10/01/13	1,295,000	1,392,837
GA Atlanta Airport Facilities
Series 2000 A,
Pre-refunded 01/01/10,
Insured: FGIC
5.500% 01/01/22	2,725,000	2,879,943
GA Atlanta Water & Wastewater
Series 1999 A,
Pre-refunded 05/01/09,
Insured: FGIC
5.000% 11/01/38	3,420,000	3,521,745
GA Finance & Investment Commission
Series 1999 D,
Pre-refunded 11/01/09:
5.800% 11/01/10	3,000,000	3,217,350
5.800% 11/01/12	4,000,000	4,289,800
GA Municipal Electric Authority
Series 1998 Y:
Escrowed to Maturity,
Insured: AMBAC
6.400% 01/01/13	165,000	183,021
Pre-refunded 01/01/11,
Insured: AMBAC
6.400% 01/01/13	45,000	49,277
HI Honolulu City & County
Series 1995 A,
Escrowed to Maturity,
Insured: MBIA:
6.000% 11/01/10	135,000	145,525
6.000% 11/01/10	365,000	393,455
HI University of Hawaii
Series 2002 A,
Pre-refunded 07/15/12,
Insured: FGIC
5.500% 07/15/14	1,000,000	1,083,030

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
IL Chicago Board of Education
Series 2000,
Pre-refunded 12/01/10,
Insured: FGIC
5.600% 12/01/18	1,300,000	1,383,629
IL Chicago Housing Authority
Capital Program,
Series 2001:
Escrowed to Maturity,
5.250% 07/01/12	5,975,000	6,371,262
Pre-refunded 07/01/12,
5.375% 07/01/13	5,000,000	5,361,850
IL Chicago
Series 2000 C,
Pre-refunded 07/01/10,
Insured: FGIC
5.750% 01/01/13	310,000	332,119
IL Health Facilities Authority
Galesburg Cottage Hospital,
Series 2000,
Pre-refunded 05/01/10,
Insured: RAD
6.000% 05/01/15	1,500,000	1,598,805
IL State
Series 2000,
Pre-refunded 06/01/10,
Insured: MBIA
5.750% 06/01/15	6,850,000	7,269,151
Series 2002,
Pre-refunded 12/01/12,
Insured: FSA
5.375% 12/01/13	10,000,000	10,822,000
IN Toll Road Commission
Series 1980,
Escrowed to Maturity,
9.000% 01/01/15	2,240,000	2,839,514
KS Department of Transportation
Series 1998,
Escrowed to Maturity,
5.500% 09/01/14	1,575,000	1,745,210
KS Development Finance Authority
Water Pollution Revolving Fund II,
Series 2002,
Pre-refunded 11/01/12,
5.500% 11/01/15	895,000	974,315
KS Labette County Single Family Mortgage
Capital Accumulator Bonds,
Series 1998 A,
Escrowed to Maturity,
(b) 12/01/14	2,175,000	1,591,448
KS Shawnee County
Series 2002,
Pre-refunded 09/01/12,
Insured: FSA
5.250% 09/01/17	1,660,000	1,780,881

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
KS Wyandotte County School District No. 204
Series 2000 A,
Escrowed to Maturity,
Insured: FSA
6.375% 09/01/11	365,000	404,099
KS Wyandotte County School District No. 500
Series 2002,
Pre-refunded 09/01/12,
Insured: FSA
5.000% 09/01/20	1,890,000	2,004,043
MA Bay Transportation Authority
Series 1994 A,
Escrowed to Maturity,
7.000% 03/01/07	55,000	55,148
Series 2000 A,
Pre-refunded 07/01/10,
5.750% 07/01/14	2,750,000	2,922,920
MA State
Series 2000 B,
Pre-refunded 06/01/10,
5.250% 06/01/17	1,500,000	1,566,465
Series 2001 C,
Pre-refunded 12/01/11,
5.375% 12/01/16	3,000,000	3,203,940
ME Governmental Facilities Authority
Series 1999,
Pre-refunded 10/01/09,
Insured: FSA
5.625% 10/01/19	1,000,000	1,056,680
ME Municipal Bond Bank
Series 2000 D,
Pre-refunded 11/01/10,
Insured: MBIA
5.700% 11/01/21	1,000,000	1,075,530
MI Building Authority
Series 2003 II,
Pre-refunded 10/15/13,
Insured: MBIA
5.000% 10/15/17	1,000,000	1,067,950
MI Hospital Finance Authority
Ascension Health Credit,
Series 1999 A,
Pre-refunded 11/15/09,
Insured: MBIA
5.750% 11/15/18	5,000,000	5,308,600
NC Public Improvement
Series 1999 A,
Pre-refunded 03/01/09,
5.250% 03/01/12	2,500,000	2,611,675

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
NH Municipal Bond Bank
Series 1999 B,
Pre-refunded 08/15/09,
Insured: FSA
5.250% 08/15/11	750,000	784,185
NJ Transportation Trust Fund Authority
Series 1999 A,
Escrowed to Maturity,
5.625% 06/15/14	2,000,000	2,227,240
Series 2005 C,
Escrowed to Maturity,
Insured: FGIC
5.250% 06/15/12	15,000,000	16,069,800
NJ Turnpike Authority
Series 1972 G,
Escrowed to Maturity,
5.750% 01/01/09	1,250,000	1,281,625
Series 2000 A:
Escrowed to Maturity,
Insured: MBIA:
6.000% 01/01/11	875,000	945,403
6.000% 01/01/13	925,000	1,032,929
Pre-refunded 01/01/10,
Insured: MBIA
5.750% 01/01/19	3,000,000	3,165,900
NV Clark County School District
Series 2000 A,
Pre-refunded 06/15/10,
Insured: MBIA
6.000% 06/15/16	635,000	679,418
NY Dormitory Authority
Columbia University,
Series 2001 A,
Pre-refunded 07/01/11,
5.250% 07/01/20	2,000,000	2,142,200
NY Environmental Facilities Corp.
Series 1994 A,
Escrowed to Maturity,
5.750% 06/15/09	440,000	460,997
Series 1994,
Escrowed to Maturity,
5.750% 06/15/09	50,000	52,386
NY Metropolitan Transportation Authority
Series 1993 O,
Escrowed to Maturity,
5.500% 07/01/17	3,000,000	3,359,130
Series 1998 A,
Pre-refunded 07/01/11,
Insured: FSA
5.500% 07/01/15	1,530,000	1,639,930
Series 1998 R,
Escrowed to Maturity,
5.500% 07/01/14	1,740,000	1,798,568

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
NY New York City Transitional Finance Authority
Series 1998 A,
Pre-refunded 11/15/12,
5.500% 11/15/16	170,000	185,480
NY New York City
Series 2002 G,
Pre-refunded 08/01/12,
5.750% 08/01/18	380,000	417,992
NY Thruway Authority
Series 2000,
Pre-refunded 04/01/10,
Insured: AMBAC
5.375% 04/01/18	1,000,000	1,058,160
OH Higher Education Capital Facilities
Series 2000 B,
Pre-refunded 05/01/10,
5.625% 05/01/15	1,000,000	1,056,810
OH Infrastructure Improvement
Series 1999 A,
Pre-refunded 02/01/10,
5.750% 02/01/11	2,280,000	2,428,177
Series 2000,
Pre-refunded 02/01/10,
5.750% 02/01/16	1,000,000	1,056,050
OH London City School District
Series 2001,
Pre-refunded 12/01/11,
Insured: FGIC
5.500% 12/01/15	375,000	403,571
OH Montgomery County Hospital
Kettering Medical Center,
Series 1999,
Pre-refunded 04/01/10,
6.500% 04/01/13	6,060,000	6,589,644
OH Water Development Authority
Water Pollution Control,
Series 2002,
Pre-refunded 06/01/12,
5.250% 06/01/18	5,535,000	5,927,155
OR Department of Transportation
Highway User Tax,
Series 2000,
Pre-refunded 11/15/10,
5.750% 11/15/15	2,000,000	2,139,940
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
Series 2000 A,
Pre-refunded 06/15/10,
Insured: AMBAC
6.000% 06/15/15	750,000	809,813

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
PA Central Duaphin School District
Series 1998 AA,
Escrowed to Maturity,
Insured: MBIA
5.000% 12/01/13	205,000	219,928
PA Chambersburg Area School District
Series 2001,
Pre-refunded 06/15/11,
Insured: FSA
5.000% 06/15/12	300,000	314,253
PA Elizabeth Forward School District
Series 1994 B,
Escrowed to Maturity,
Insured: MBIA
(b) 09/01/21	2,210,000	1,184,958
PA Ephrata Area School District
Series 2001 A,
Pre-refunded 10/15/11,
Insured: FGIC
5.000% 04/15/14	750,000	789,068
PA Finance Authority
Penn Hills,
Series 2000 A,
Pre-refunded 12/01/10,
Insured: FGIC
5.500% 12/01/22	165,000	175,091
PA Ligonier Valley School District
Series 1998,
Pre-refunded 03/01/08,
Insured: FSA
5.000% 03/01/13	200,000	202,794
PA Northampton County
Series 1999,
Pre-refunded 08/15/09,
5.000% 08/15/16	655,000	674,964
PA Philadelphia School District
Series 2000 A,
Pre-refunded 02/01/11,
Insured: FSA
5.750% 02/01/13	1,000,000	1,072,500
Series 2002 A,
Pre-refunded 02/01/12,
Insured: FSA
5.500% 02/01/15	1,000,000	1,077,700
PA State
Series 2001,
Pre-refunded 01/15/11,
5.125% 01/15/16	10,000,000	10,575,900
PA Warwick School District
Lancaster County,
Series 2001,
Pre-refunded 08/15/11,
Insured: FGIC
5.250% 02/15/12	750,000	795,578
SC Greenville County School District
Series 2002,

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
Pre-refunded 12/01/12,
5.875% 12/01/17	1,000,000	1,113,960
TN Madison County
Series 2002,
Pre-refunded 04/01/12,
5.000% 04/01/13	1,160,000	1,225,238
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems,
Series 1995,
Escrowed to Maturity,
Insured: MBIA
6.250% 08/01/09	490,000	518,974
TN State
Series 1999 B,
Pre-refunded 05/01/09,
Insured: FSA
5.250% 05/01/17	2,000,000	2,064,900
TN Williamson County
Series 2000,
Pre-refunded 03/01/10,
5.350% 03/01/17	1,200,000	1,254,660
TX Austin
Series 1999,
Pre-refunded 09/01/09,
5.375% 09/01/18	500,000	520,060
TX Cedar Hill Independent School District
Series 2000,
Pre-refunded 08/15/09,
Insured: PSFG:
(b) 08/15/16	2,655,000	1,536,050
(b) 08/15/17	1,835,000	991,524
TX Fort Worth Higher Education Finance Corp.
Texas Christian University,
Series 1997,
Pre-refunded 03/15/08,
5.000% 03/15/17	400,000	405,780
TX Grapevine
Series 2000,
Pre-refunded 08/15/10,
Insured: FGIC
5.800% 08/15/19	1,000,000	1,066,650
TX Harris County Health Facilities Development Corp.
Christus Health,
Series 1999 A,
Pre-refunded 07/01/09,
Insured: MBIA:
5.375% 07/01/19	5,000,000	5,222,150
5.625% 07/01/11	5,790,000	6,080,368
St. Lukes Episcopal Hospital,

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
Series 2001,
Pre-refunded 08/15/11,
SPA: JPMorgan Chase & Co.
5.625% 02/15/16	2,780,000	2,985,442
TX Harris County
Series 1992,
Escrowed to Maturity,
6.000% 12/15/10	1,000,000	1,079,600
TX Houston Community College System
Series 2001 A,
Insured: MBIA
Pre-refunded 04/15/11,
5.375% 04/15/15	480,000	509,290
TX Houston
Series 1979,
Escrowed to Maturity,
6.400% 12/01/14	5,175,000	5,679,976
TX Lower Colorado River Authority
Junior Lien,
Series 1993 5th,
Escrowed to Maturity,
5.375% 01/01/16	2,100,000	2,324,658
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential,
Series 1996 B,
Escrowed to Maturity,
Insured: MBIA
5.500% 06/01/16	10,000,000	10,988,200
TX San Antonio
Series 2001,
Escrowed to Maturity,
5.250% 08/01/13	20,000	21,656
Series 2002,
Escrowed to Maturity:
5.000% 08/01/10	145,000	150,797
5.000% 02/01/11	30,000	31,336
Series 2003,
Escrowed to Maturity,
5.000% 08/01/09	120,000	123,606
TX Tarrant County Health Facilities Development Corp.
Harris Methodist Health Systems,
Series 1994,
Escrowed to Maturity,
Insured: MBIA
6.000% 09/01/10	1,000,000	1,049,010
TX Travis County Health Facilities Development Corp.
Ascension Health Credit,
Series 1999 A,
Pre-refunded 11/15/09,
Insured: AMBAC
5.875% 11/15/24	5,000,000	5,325,000

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
TX Turnpike Authority of Dallas North
Series 1996,
Escrowed to Maturity,
Insured: AMBAC
(b) 01/01/09	3,250,000	3,023,215
TX University of Texas
Series 2001 B,
Pre-refunded 08/15/11,
5.375% 08/15/15	2,500,000	2,656,800
TX Waxahachie Independent School District
Series 2000,
Pre-refunded 08/15/10,
Insured: PSFG:
(b) 08/15/15	4,545,000	2,892,165
(b) 08/15/17	5,365,000	2,976,448
VA Arlington County Industrial Development Authority
Virginia Hospital Center,
Series 2001,
Pre-refunded 07/01/11,
5.500% 07/01/14	4,180,000	4,494,629
WA King County
Series 2002,
Escrowed to Maturity,
5.500% 12/01/13	970,000	1,068,368
WA Port of Seattle
Series 1996 B, AMT,
Escrowed to Maturity,
Insured: FGIC
6.000% 09/01/08	200,000	205,636
Series 2000 A,
Pre-refunded 08/01/10,
Insured: MBIA
5.500% 02/01/26	2,625,000	2,768,194
WA Seattle
Series 1999,
Pre-refunded 10/01/09,
Insured: MBIA
5.875% 10/01/10	2,300,000	2,444,831
WI State
Series 2000 C,
Pre-refunded 05/01/10,
Insured: MBIA
5.550% 05/01/21	2,000,000	2,104,680
Series 2000 D,
Pre-refunded 05/01/11,
Insured: MBIA
5.500% 05/01/16	2,000,000	2,132,960
WI Transportation Revenue
Series 1998 B,
Pre-refunded 07/01/09,
Insured: FGIC
5.250% 07/01/11	2,020,000	2,090,256

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
WV Hospital Finance Authority
Charleston Area Medical Center:
Series 1993 A,
Escrowed to Maturity,
6.500% 09/01/23	3,980,000	4,890,385
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/22	6,340,000	7,007,222
Refunded/Escrowed Total		305,614,925
Tobacco – 1.7%
AK Development Finance Authority
Tobacco Settlement,
Series 2006,
Insured: AMBAC
(b) 07/01/21	1,400,000	744,366
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	3,500,000	3,902,535
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	4,000,000	4,636,440
Series 2007 1-A,
4.625% 06/01/26	10,000,000	9,614,800
NY TSASC, Inc.
Series 2006 1,
5.000% 06/01/26	15,000,000	15,301,800
VA Tobacco Settlement Financing Corp.
Series 2005,
5.250% 06/01/19	2,500,000	2,625,575
WI Badger Tobacco Asset Securitization Corp.
Series 2002,
6.000% 06/01/17	5,000,000	5,373,800
Tobacco Total		42,199,316
OTHER TOTAL		433,662,267
OTHER REVENUE – 0.2%
Recreation – 0.2%
FL Board of Education
Series 2002 A,
Insured: FGIC:
5.250% 07/01/18	2,675,000	2,864,631
5.375% 07/01/17	1,450,000	1,560,446

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
5.500% 07/01/12	1,000,000	1,081,470
Recreation Total		5,506,547
OTHER REVENUE TOTAL		5,506,547
RESOURCE RECOVERY – 1.1%
Disposal – 0.5%
IL Development Finance Authority
Waste Management, Inc.,
Series 1997, AMT,
5.050% 01/01/10	4,000,000	4,075,760
PA Westmoreland County Industrial Development Authority
Valley Landfill Expansion,
Series 1993, AMT,
5.100% 05/01/18	5,900,000	5,994,754
TX Gulf Coast Waste Disposal Authority
Series 2002,
Insured: AMBAC
5.000% 10/01/12	1,875,000	1,976,906
Disposal Total		12,047,420
Resource Recovery – 0.6%
FL Palm Beach County Solid Waste Authority
Series 1997 A,
Insured: AMBAC
6.000% 10/01/10	5,000,000	5,352,550
NY Niagara County Industrial Development Agency
Series 2001 B, AMT,
5.550% 11/15/24	8,000,000	8,440,480
Resource Recovery Total		13,793,030
RESOURCE RECOVERY TOTAL		25,840,450
TAX-BACKED – 47.0%
Local Appropriated – 3.5%
AZ University of Arizona
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 06/01/15	500,000	537,810
CA Orange County Public Financing Authority
Series 2005,
Insured: MBIA
5.000% 07/01/16	10,000,000	10,835,100
CA Sacramento City Financing Authority
Series 2006,
Insured: AMBAC:

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
5.250% 12/01/22	8,460,000	9,510,647
5.250% 12/01/23	8,125,000	9,146,719
CA San Bernardino County
Certificates of Participation,
Series 2002 A,
Insured: MBIA
5.000% 07/01/15	1,000,000	1,078,990
FL Brevard County School Board
Certificates of Participation,
Series 2004 A,
Insured: FGIC
5.000% 07/01/17	1,470,000	1,559,640
FL Broward County School Board
Certificates of Paticipation,
Series 2006,
Insured: FSA
5.000% 07/01/14	1,580,000	1,685,702
FL Broward County
Certificates of Participation,
Series 2004,
Insured: MBIA
5.000% 06/01/13	1,000,000	1,059,420
FL Collier County School Board
Certificates of Participation,
Series 2002,
Insured: FSA
5.000% 02/15/13	1,500,000	1,575,495
FL Flagler County School Board
Certificates of Participation,
Series 2005 A,
Insured: FSA
5.000% 08/01/18	2,320,000	2,461,752
FL Hillsborough County School Board
Certificates of Participation,
Series 1998 A,
Insured: MBIA
5.500% 07/01/14	2,000,000	2,198,900
FL Lake County School Board
Certificates of Participation,
Series 2006 C,
Insured: AMBAC
5.250% 06/01/18	1,500,000	1,656,465
FL Miami-Dade County School Board
Series 2006,
Insured: AMBAC
4.750% 11/01/23	1,000,000	1,029,840
FL Orange County School Board
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,062,570

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
FL Palm Beach County School Board
Certificates of Participation,
Series 2002 A,
Insured: FSA
5.375% 08/01/14	3,000,000	3,226,980
KS Johnson County Park & Recreation District
Certificates of Participation,
Series 2003 A,
Insured: MBIA
4.000% 09/01/15	100,000	100,037
MI Grand Rapids Building Authority
Series 1998:
5.000% 04/01/12	1,205,000	1,269,010
5.000% 04/01/13	1,000,000	1,060,850
5.000% 04/01/14	1,415,000	1,511,885
MO St. Louis Municipal Financial Corp.
Convention Center,
Series 2003,
Insured: AMBAC
5.250% 07/15/11	9,060,000	9,589,829
SC Berkeley County School District
Series 2003,
5.250% 12/01/18	1,000,000	1,054,460
SC Charleston Educational Excellence Financing Corp.
Charleston County School District,
Series 2005,
5.250% 12/01/24	10,000,000	10,661,200
SC Dorchester County School
District No. 2,
Series 2004,
5.250% 12/01/17	2,000,000	2,133,460
SC Greenville County School District
Series 2005,
5.500% 12/01/18	5,000,000	5,586,100
SC Newberry Investing in Childrens Education
Series 2005,
5.250% 12/01/19	1,500,000	1,593,525
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/15	1,000,000	1,069,110
Local Appropriated Total		84,255,496
Local General Obligations – 16.5%
AK Anchorage
Series 2002 B,
Insured: MBIA
5.250% 07/01/10	10,600,000	11,091,204

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Series 2004 B,
Insured: AMBAC
5.250% 12/01/15	5,000,000	5,489,050
AK North Slope Borough
Capital Appreciation,
Series 2000 B,
Insured: MBIA
(b) 06/30/09	2,000,000	1,823,500
AL Birmingham
Series 2001 A,
5.250% 05/01/17	2,000,000	2,142,460
AZ Maricopa County Unified High School District No. 210
Series 2003,
Insured: MBIA
5.000% 07/01/15	6,300,000	6,807,024
AZ Maricopa County Unified School District No. 69
Paradise Valley,
Series 1995,
Insured: MBIA
6.350% 07/01/10	500,000	540,575
AZ Mohave County Elementary School District No. 16
Mohave Valley,
Series 1997,
Insured: MBIA
6.900% 07/01/07	470,000	476,157
AZ Tucson
Series 1998,
5.500% 07/01/18	4,760,000	5,328,249
CA Carlsbad Unified School District
Series 1997,
Insured: FGIC
(b) 11/01/14	300,000	219,588
CA Los Angeles Unified School District
Series 2007 A-1,
Insured: FSA
4.500% 07/01/24	4,000,000	4,033,000
CA Manteca Unified School District
Series 2006,
Insured: MBIA
(b) 08/01/24	5,000,000	2,310,600
CA Monrovia Unified School District
Series 2005,
Insured: MBIA
5.250% 08/01/21	5,600,000	6,305,264
CA Natomas Unified School District
Series 1999,
Insured: MBIA
5.850% 03/01/15	250,000	285,318

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Mateo County Community College
Series 2006 A,
Insured: MBIA
(b) 09/01/20	9,310,000	5,189,022
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(b) 09/01/20	1,000,000	557,360
CA West Contra Costa Unified School District
Series 2005,
Insured: FGIC
(b) 08/01/20	7,285,000	4,074,938
CO Adams County School District No. 12
Series 1995 A,
Insured: MBIA
(b) 12/15/12	1,300,000	1,030,237
FL Broward County
Series 2001 A,
5.250% 01/01/14	1,025,000	1,086,274
FL Palm Beach County
Series 1998,
5.500% 12/01/11	2,000,000	2,151,460
FL Port St. Lucie
Series 2005,
Insured: MBIA
5.000% 07/01/18	1,170,000	1,251,151
FL Reedy Creek Improvement District
Series 2004 A,
Insured: MBIA
5.000% 06/01/17	1,000,000	1,061,210
IL Chicago Board of Education
Series 1996,
Insured: MBIA
6.250% 12/01/12	2,100,000	2,357,460
Series 2005 A,
Insured: AMBAC
5.500% 12/01/22	5,000,000	5,777,400
IL Chicago City Colleges Capital Improvement
Series 1999,
Insured: FGIC
6.000% 01/01/11	5,195,000	5,551,117
IL Chicago Park District
Series 1997,
Insured: AMBAC:
5.250% 01/01/09	310,000	314,086

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
5.250% 01/01/10	325,000	329,167
5.250% 01/01/11	345,000	349,423
5.250% 01/01/12	360,000	364,615
IL Chicago
Series 1999,
Insured: FGIC
5.250% 01/01/18	7,540,000	8,331,700
Series 2000 C,
Insured: FGIC
5.750% 01/01/13	190,000	203,116
Series 2004 A,
Insured: FSA
5.250% 01/01/17	1,000,000	1,080,490
IL Du Page County School District
Series 1997,
Insured: FGIC
6.750% 02/01/11	1,145,000	1,265,992
IL Kendall & Kane Counties Community Unified School District No. 115
Series 2002,
Insured: FGIC
(b) 01/01/17	3,650,000	2,400,641
IN Westfield Housing Building Corp.
Series 1998,
Insured: AMBAC
5.250% 01/05/14	1,745,000	1,784,489
KS Johnson County Unified School
District No. 231,
Series 2001 A,
Insured: FSA
5.500% 10/01/15	50,000	56,008
District No. 232,
Series 2004,
Insured: MBIA
5.000% 09/01/15	150,000	161,012
KS Leavenworth County Unified School District No. 464
Series 2005 A,
Insured: MBIA
5.000% 09/01/19	1,030,000	1,099,772
KS Lenexa
Series 2003 A,
5.000% 09/01/12	1,000,000	1,058,280
KS Montgomery County Unified School District No. 445
Series 2002,
Insured: FGIC
6.250% 04/01/12	1,065,000	1,185,505
KS Reno County
Unified School District No. 313,
Series 1996 B,
Insured: FSA:

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
5.900% 09/01/09	925,000	973,451
5.900% 09/01/10	995,000	1,064,968
KS Sedgwick County Unified School District No. 259
Series 2004,
Insured: MBIA
5.000% 09/01/15	1,000,000	1,079,330
KS Shawnee County Unified School
District No. 437,
Series 2001,
Insured: FSA
5.500% 09/01/13	1,555,000	1,663,834
District No. 501,
Series 2002,
5.000% 02/01/14	1,000,000	1,051,850
KS Shawnee County
Series 1998 A,
5.125% 09/01/10	1,320,000	1,374,886
KS Wyandotte County Unified School District No. 204
Series 2000 A,
Insured: FSA
6.375% 09/01/11	135,000	149,461
KY Turnpike Authority
Series 2001 A,
Insured: AMBAC
5.500% 07/01/13	1,000,000	1,092,990
LA Orleans Levee District
Series 1995 A,
Insured: FSA
5.950% 11/01/07	790,000	802,443
MI Berkley City School District
Series 1995,
Insured: FGIC
7.000% 01/01/09	500,000	529,000
MI Detroit City School District
Series 2002 A,
Insured: FGIC
6.000% 05/01/19	2,000,000	2,362,940
Series 2003 B,
Insured: FGIC
5.250% 05/01/14	2,000,000	2,142,980
MN Elk River Independent School District No. 728
Series 2001 A,
Insured: MBIA
5.000% 02/01/17	2,000,000	2,085,260
NC Cary Water & Public Improvement
Series 2001,
5.000% 03/01/13	4,300,000	4,533,232

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
ND West Fargo Public School District No. 6
Series 2002,
Insured: FGIC
5.250% 05/01/17	3,600,000	3,786,984
NH Manchester
Series 2004,
Insured: MBIA:
5.500% 06/01/18	4,215,000	4,786,385
5.500% 06/01/19	4,450,000	5,089,910
NV Clark County School District
Series 2001 C,
Insured: FGIC
5.375% 06/15/13	8,895,000	9,625,902
Series 2003,
Insured: MBIA
5.000% 06/15/16	10,760,000	11,440,355
NY New York City
Series 2002 D,
5.625% 06/01/14	2,500,000	2,701,450
Series 2002 E,
Insured: MBIA
5.625% 08/01/15	1,000,000	1,089,500
Series 2002 G:
5.750% 08/01/18	620,000	670,549
Insured: MBIA:
5.625% 08/01/13	2,500,000	2,723,750
5.750% 08/01/11	14,400,000	15,539,040
Series 2005 D,
5.000% 08/01/13	4,000,000	4,236,360
Series 2005 O,
5.000% 06/01/15	8,000,000	8,540,160
Series 2005,
5.000% 08/01/20	10,000,000	10,586,800
OH Cleveland
Series 2005,
Insured: AMBAC
5.500% 10/01/16	7,710,000	8,665,423
OH Forest Hills Local School District
Series 1997,
Insured: MBIA
6.000% 12/01/10	1,460,000	1,574,026
OH Marion City School District
Series 2000,
Insured: FSA
6.500% 12/01/14	500,000	587,435
OH Mason City School District
Series 2005,
Insured: FGIC:
5.250% 12/01/19	2,250,000	2,527,627
5.250% 12/01/21	3,000,000	3,387,570

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Linn County Community School District No. 9 Lebanon
Series 2001,
Insured: MBIA
5.250% 06/15/17	1,120,000	1,179,730
OR Yamhill County School District No. 29J Newberg
Series 2005,
Insured: FGIC
5.500% 06/15/17	2,500,000	2,827,275
PA Central York School District
Series 2002,
Insured: FGIC
5.000% 06/01/10	500,000	518,910
PA Delaware County
Series 1999,
5.125% 10/01/16	500,000	515,725
PA Northampton County
Series 1999,
5.000% 08/15/16	345,000	354,757
PA Norwin School District
Series 2001 B,
Insured: MBIA
5.000% 04/01/13	575,000	594,504
PA Oxford Area School District
Series 2001 A,
Insured: FGIC
5.250% 02/15/11	500,000	527,190
PA Philadelphia School District
Series 2004 D,
Insured: FGIC
5.000% 06/01/15	250,000	266,428
PA Philadelphia
Series 2003 A,
Insured: XLCA
5.250% 02/15/15	315,000	336,420
PA Pittsburgh School District
Series 2002,
Insured: FSA
5.500% 09/01/12	500,000	541,340
PA Pittsburgh
Series 2005 A,
Insured: MBIA
5.000% 09/01/17	170,000	181,822
PA Scranton School District
Series 1998,
Insured: AMBAC
4.750% 04/01/08	235,000	237,862

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Upper St. Clair Township School District
Series 2002,
Insured: FSA
5.375% 07/15/13	1,000,000	1,075,650
PA Westmoreland County
Series 1997,
Insured: FGIC
(b) 12/01/18	1,000,000	605,150
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A,
Insured: FSA
5.500% 08/01/09	1,000,000	1,041,150
SC Charleston County School District
Series 2001,
5.000% 02/01/14	850,000	894,072
TN Anderson County
Series 2001,
Insured: FSA
5.000% 04/01/13	1,535,000	1,602,156
TN Blount County Public Building Authority
Local Government Public Improvement,
Series 2004 B-5-A,
Insured: FGIC
5.000% 06/01/16	1,075,000	1,147,046
TN Chattanooga
Series 2005 A,
Insured: FSA
5.000% 09/01/14	4,150,000	4,460,295
TN Dickson County
Series 2002,
Insured: FGIC
5.000% 03/01/14	1,000,000	1,071,120
Series 2003,
Insured: FGIC
5.000% 06/01/14	1,000,000	1,063,580
TN Franklin Special School District
Series 1999,
Insured: FSA
(b) 06/01/20	2,000,000	1,128,260
Series 2002,
5.000% 06/01/12	1,000,000	1,055,510
TN Hamilton County
Series 1998 B,
5.100% 08/01/24	500,000	556,035
TN Kingsport
Series 2004,
Insured: AMBAC
5.000% 03/01/14	1,000,000	1,070,130

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Knox County
Series 2001,
5.000% 04/01/09	5,000,000	5,130,750
TN Lawrenceburg Public Building Authority
Series 2001 B,
Insured: FSA
5.500% 07/01/16	1,330,000	1,419,416
TN Madison County
Series 2002,
5.000% 04/01/13	390,000	410,440
TN Overton County
Series 2004,
Insured: MBIA
5.000% 04/01/16	1,000,000	1,077,250
TN Rutherford County
Series 2005,
5.000% 04/01/14	1,550,000	1,661,135
TN Shelby County
Series 1999 A,
4.750% 05/01/21	400,000	408,704
Series 1999 B,
5.250% 04/01/11	1,000,000	1,056,130
TX Aldine Independent School District
Series 2005,
Insured: PSFG
5.250% 02/15/15	1,655,000	1,785,844
TX Allen Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/17	1,000,000	1,057,540
TX Arlington Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/16	2,025,000	2,145,325
TX Barbers Hill Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/22	1,030,000	1,079,131
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/17	1,180,000	1,252,936
TX Brownsville Independent School District
Series 2005,

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Insured: PSFG
5.000% 08/15/15	1,000,000	1,074,560
TX Brownwood Independent School District
Series 2005,
Insured: FGIC
5.250% 02/15/17	1,310,000	1,415,809
TX Carrollton-Farmers Branch Independent School District
Series 2005 A,
Insured: MBIA
5.000% 02/15/14	1,280,000	1,363,328
TX Cedar Hill Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/16	1,460,000	833,412
(b) 08/15/17	1,005,000	535,132
TX Comal Independent School District
Series 2001,
Insured: PSFG
5.500% 02/01/14	1,000,000	1,060,250
TX Conroe Independent School District
Series 2005 C,
Insured: PSFG
5.000% 02/15/19	1,650,000	1,748,356
TX Corpus Christi
Series 2002,
Insured: FSA
5.500% 09/01/15	1,655,000	1,788,625
TX Dickinson Independent School District
Series 2006,
Insured: PSFG
5.000% 02/15/20	2,405,000	2,557,742
TX Duncanville Independent School District
Series 2005,
Insured: PSFG
(b) 02/15/22	2,000,000	1,036,320
TX Eagle Mountain & Saginaw Independent School District
Series 2005 C,
Insured: PSFG
5.000% 08/15/14	2,000,000	2,138,160
TX El Paso
Series 2005,
Insured: FGIC
5.250% 08/15/14	2,000,000	2,170,500
TX Fort Bend Independent School District
Series 2000,
Insured: PSFG
5.250% 08/15/19	1,000,000	1,041,860

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Harlandale Independent School District
Series 2004,
Insured: PSFG
5.250% 08/15/16	4,870,000	5,282,538
TX Harris County
Series 2001,
5.000% 10/01/12	10,990,000	11,530,378
Series 2004 B,
Insured: FSA
5.000% 08/15/32	2,000,000	2,108,620
TX Houston
Series 2001 A,
Insured: FSA
5.500% 03/01/10	7,320,000	7,677,070
Series 2005 D,
Insured: AMBAC
5.000% 03/01/17	1,000,000	1,066,110
Series 2005 E,
Insured: AMBAC
5.000% 03/01/20	2,525,000	2,674,581
TX Irving
Series 2005 A,
5.000% 11/15/18	2,000,000	2,137,840
TX Jefferson County
Series 2002,
Insured: FGIC
5.750% 08/01/14	1,000,000	1,092,540
TX Johnson City Independent School District
Series 2003,
Insured: PSFG
3.000% 02/15/09	50,000	49,030
TX Katy Independent School District
Series 1992,
Insured: PSFG
(b) 08/15/11	1,775,000	1,481,628
TX La Joya Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/20	1,000,000	1,057,580
TX La Marque Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/21	1,740,000	1,819,205
TX Laredo
Series 2005,
Insured: AMBAC
5.000% 08/15/20	1,065,000	1,128,730

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX McKinney Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/14	4,000,000	4,262,920
TX North Harris Montgomery Community College District
Series 2001,
Insured: MBIA
5.375% 02/15/16	420,000	438,073
Series 2002,
Insured: FGIC
5.375% 02/15/16	1,000,000	1,065,880
TX Northside Independent School District
Series 2002 A,
Insured: PSFG
5.250% 02/15/20	3,285,000	3,472,179
TX Pearland
Series 2005,
Insured: MBIA
5.000% 03/01/24	2,525,000	2,653,320
TX Richardson
Series 2005,
Insured: MBIA
5.250% 02/15/13	1,000,000	1,072,550
TX Rio Grande City Consolidated Independent School District
Series 2002,
Insured: PSFG
5.000% 08/15/19	1,190,000	1,246,168
TX San Antonio Independent School District
Series 2001 B,
Insured: PSFG
(b) 08/15/11	3,500,000	2,921,520
TX San Antonio
Series 2001:
5.000% 08/01/10	7,855,000	8,156,004
5.250% 08/01/13	1,480,000	1,591,992
Series 2005,
5.250% 02/01/12	1,000,000	1,061,160
TX San Benito Consolidated Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/16	2,260,000	2,412,098
TX Sherman Independent School District
Series 2005 A,
Insured: PSFG
5.000% 02/15/16	1,000,000	1,067,300
TX Socorro Independent School District
Series 2005,
Insured: PSFG
5.250% 08/15/13	2,500,000	2,690,125

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Spring Branch Independent School District
Series 2001,
Insured: PSFG
5.375% 02/01/18	2,785,000	2,930,516
TX Waxahachie Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/15	210,000	131,063
(b) 08/15/17	245,000	133,079
TX Webb County
Series 2005,
Insured: AMBAC
5.000% 02/01/17	1,600,000	1,701,632
TX West University Place
Series 2002,
5.500% 02/01/15	1,440,000	1,545,710
TX White Settlement Independent School District
Series 2003,
Insured: PSFG
5.375% 08/15/19	1,910,000	2,057,490
TX Williamson County
Series 2005,
Insured: MBIA
5.000% 02/15/16	1,985,000	2,118,590
VA Richmond
Series 2002 A,
Insured: FSA
5.250% 07/15/12	1,000,000	1,072,860
WA Clark County School District No. 37
Series 2001 C,
Insured: FGIC
(b) 12/01/16	1,000,000	663,280
WA Clark County School
District No. 117,
Series 1998,
Insured: AMBAC
5.000% 12/01/12	1,805,000	1,912,434
District No. 37,
Series 2005,
Insured: FGIC
5.500% 06/01/15	10,145,000	11,260,849
WA Jefferson County School District No. 49
Series 1998,
Insured: FSA
5.000% 12/01/07	590,000	595,965

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA King & Snohomish Counties School District
Series 1993,
Insured: FGIC
5.600% 12/01/10	6,150,000	6,464,880
WA Seattle
Series 1998 A,
5.500% 03/01/11	1,370,000	1,456,365
WA Spokane County School District No. 354 Mead
Series 1998,
Insured: FGIC:
5.000% 12/01/09	1,975,000	2,040,135
5.250% 12/01/11	1,600,000	1,700,016
5.500% 12/01/10	7,800,000	8,271,276
WI Milwaukee County
Series 2001 A:
5.000% 10/01/12	2,500,000	2,619,425
5.000% 10/01/13	2,500,000	2,620,725
Local General Obligations Total		402,003,966
Special Non-Property Tax – 12.0%
AZ Phoenix Civic Improvement Corp.
Senior Lien, Municipal Courthouse,
Series 1999 A,
5.500% 07/01/12	1,000,000	1,047,290
AZ Scottsdale Municipal Property Corp.
Series 2006,
5.000% 07/01/21	3,000,000	3,298,470
CA Economic Recovery
Series 2004 A,
Insured: MBIA:
5.000% 07/01/11	1,500,000	1,580,610
5.000% 07/01/15	5,000,000	5,387,800
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A,
Insured: FSA:
5.000% 07/01/17	6,280,000	6,688,765
5.000% 07/01/18	7,700,000	8,180,942
CA San Jose Redevelopment Agency
Series 2006 D,
Insured: MBIA:
5.000% 08/01/18	5,000,000	5,418,150
5.000% 08/01/19	6,205,000	6,701,834
CO Denver City & County
Series 1999 A,
Insured: FSA
5.375% 09/01/11	5,570,000	5,780,936

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
CO Department of Transportation
Series 2002 B,
Insured: MBIA:
5.500% 06/15/14	3,000,000	3,315,150
5.500% 06/15/15	1,000,000	1,114,890
CT Special Tax Obligation
Series 2001 B,
Insured: FSA
5.375% 10/01/12	1,000,000	1,068,130
FL Broward County Professional Sports Facilities
Series 2006 A,
Insured: AMBAC
5.000% 09/01/18	2,500,000	2,680,850
FL Hialeah Capital Improvement Revenue
Series 1993,
5.500% 10/01/18	1,375,000	1,376,265
FL Hillsborough County Individual Development Authority
Series 2002 B,
Insured: AMBAC
5.500% 09/01/15	2,335,000	2,524,765
FL Jacksonville Excise Tax Revenue
Series 1995 A,
Insured: FGIC
5.000% 10/01/09	1,000,000	1,030,620
FL Jacksonville Guaranteed Entitlement Improvement Revenue
Series 2002,
Insured: FGIC:
5.375% 10/01/18	3,450,000	3,700,849
5.375% 10/01/19	3,720,000	3,990,481
FL Jacksonville Sales Tax Revenue
Series 2001,
Insured FGIC
5.500% 10/01/12	2,000,000	2,167,520
Series 2002,
Insured: FGIC
5.375% 10/01/18	1,000,000	1,072,710
Series 2003,
Insured: MBIA
5.250% 10/01/19	1,080,000	1,160,212
FL Jacksonville
Series 2003 C, AMT,
Insured: MBIA
5.250% 10/01/19	1,750,000	1,850,573
FL JEA St. Johns River Power Park Systems
Series 1997,
Insured: MBIA
5.000% 10/01/19	1,000,000	1,062,580

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Lee County
Series 1997 A,
Insured: MBIA
5.750% 10/01/11	1,000,000	1,082,170
FL Manatee County School District Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 10/01/12	2,000,000	2,117,040
FL Osceola County Tourist Development Tax Revenue
Series 2002 A,
Insured: FGIC
5.500% 10/01/14	1,555,000	1,685,418
FL Palm Beach County Criminal Justice Facilities
Series 1993,
Insured: FGIC
5.375% 06/01/09	1,500,000	1,553,655
FL Palm Beach County Public Improvement Revenue
Series 2004,
5.000% 08/01/17	1,000,000	1,063,450
FL Pasco County Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 12/01/16	1,240,000	1,315,107
FL Polk County Transportation Improvement Revenue
Series 2004,
Insured: FSA
5.000% 12/01/25	1,000,000	1,038,400
FL Tampa Sports Authority
Series 1995,
Insured: MBIA:
5.750% 10/01/15	2,500,000	2,759,900
5.750% 10/01/20	1,000,000	1,161,410
IL Dedicated Tax Capital Appreciation
Series 1990,
Insured: AMBAC
(b) 12/15/17	2,540,000	1,609,623
IL Regional Transportation Authority
Series 1994 C,
Insured: FGIC
7.750% 06/01/11	1,750,000	2,014,740
IL State
Series 2002 Second,
Insured: FGIC
5.500% 06/15/15	1,000,000	1,109,610

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
KS Wichita
Series 2003-772,
Insured: FGIC
4.250% 09/01/16	1,260,000	1,281,080
KS Wyandotte County Unified Government
Series 2005 B,
4.750% 12/01/16	2,000,000	2,044,040
MA Bay Transportation Authority
Series 2000 A,
5.750% 07/01/14	250,000	265,063
MA State
Series 2005 A,
Insured: FSA
5.500% 06/01/16	13,615,000	15,227,969
MD Department of Transportation
Series 2002:
5.500% 02/01/10	10,925,000	11,464,913
5.500% 02/01/15	3,750,000	4,177,500
MI Trunk Line
Series 1998 A:
5.250% 11/01/10	1,500,000	1,576,335
5.500% 11/01/16	2,000,000	2,245,780
Series 2005,
Insured: FSA
5.250% 11/01/17	5,050,000	5,616,913
NJ Economic Development Authority
Series 2004:
5.375% 06/15/15	4,000,000	4,264,960
5.500% 06/15/16	5,500,000	5,947,535
NJ Garden Trust Open Space & Farmland Preservation
Series 2005 C,
Insured: FSA
5.125% 11/01/19	25,000,000	27,759,750
NM Bernalillo County
Series 1998,
5.250% 04/01/27	3,000,000	3,388,710
NM Dona Ana County
Series 1998,
Insured: AMBAC
5.500% 06/01/16	750,000	841,335
NM Transportation Commission
Series 2000 A,
6.000% 06/15/10	6,000,000	6,415,740
NY Dormitory Authority
Series 2006 D,
5.000% 03/15/17	10,225,000	11,058,337

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Local Government Assistance Corp.
Series 1992 C,
6.000% 04/01/12	150,000	160,473
NY Metropolitan Transportation Authority
Series 2004 A,
Insured: FGIC:
5.250% 11/15/16	3,000,000	3,316,980
5.250% 11/15/17	4,000,000	4,450,360
NY New York City Transitional Finance Authority
Series 1998 A,
5.500% 11/15/16	1,330,000	1,440,749
Series 2002 A,
5.500% 11/01/26(d) (14.000% 11/01/11)	10,000,000	10,687,000
Series 2004 C,
5.250% 02/01/18	3,500,000	3,771,460
Series 2005 A-1,
5.000% 11/01/14	10,000,000	10,751,900
NY Urban Development Corp.
Series 2004 A,
Insured: MBIA
5.500% 03/15/20	6,500,000	7,444,580
PA Pittsburgh & Allegheny County
Series 1999,
Insured: AMBAC
5.250% 02/01/12	500,000	521,320
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA
5.500% 07/01/12	1,000,000	1,084,010
Series 2005 L,
Insured: CIFG
5.250% 07/01/18	2,000,000	2,239,940
Series 2006 BB,
Insured: FSA
5.250% 07/01/22	17,000,000	19,113,270
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C:
Insured: AMBAC:
5.500% 07/01/18	8,705,000	9,874,952
5.500% 07/01/24	10,000,000	11,634,700
Insured: FGIC
5.500% 07/01/21	2,000,000	2,297,720
TX Corpus Christi Business & Job Development Corp.
Series 2002,
Insured: AMBAC:
5.500% 09/01/14	2,065,000	2,249,756
5.500% 09/01/18	1,250,000	1,357,538

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
TX Houston Hotel Occupancy
Series 2001 B,
Insured: AMBAC:
(b) 09/01/17	2,000,000	1,277,960
5.250% 09/01/19	1,195,000	1,256,435
5.250% 09/01/20	1,265,000	1,330,034
Special Non-Property Tax Total		290,548,012
Special Property Tax – 0.7%
CA Oceanside Community Development Commission Tax Allocation
Series 2003,
5.200% 09/01/17	1,000,000	1,044,850
CA Santa Clara Redevelopment Agency Tax Allocation
Bayshore North,
Series 2002,
Insured: AMBAC
5.500% 06/01/13	4,195,000	4,541,591
FL Viera East Community Development District
Series 2006,
Insured: MBIA
5.750% 05/01/19	1,910,000	2,193,081
FL West Palm Beach Community Redevelopment
Series 2005 A,
5.000% 03/01/25	980,000	1,020,621
MO Development Finance Board
Series 2000 A,
Insured: MBIA
6.000% 04/01/14	2,000,000	2,126,920
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	1,500,000	1,505,565
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street,
Series 2003 A,
5.000% 06/15/13	3,685,000	3,816,886
Special Property Tax Total		16,249,514
State Appropriated – 5.7%
CA Public Works Board
Series 2003 C,
5.500% 06/01/18	1,500,000	1,638,525
Series 2004 A,
5.500% 06/01/19	2,000,000	2,196,400

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
Series 2006 F,
Insured: FGIC
5.250% 11/01/18	4,000,000	4,448,960
FL Department Management Services Division
Series 2003 A,
Insured: FSA
5.250% 09/01/15	1,515,000	1,662,576
Series 2005 A,
Insured: AMBAC
5.000% 09/01/21	3,000,000	3,197,400
MI Building Authority
Series 2005 I,
Insured: AMBAC
5.000% 10/15/29	7,000,000	7,336,910
NJ Economic Development Authority
Series 2001 A,
Insured: AMBAC
5.500% 06/15/13	1,000,000	1,091,810
Series 2005 K,
Insured: AMBAC
5.500% 12/15/19	2,500,000	2,866,150
NJ Transportation Trust Fund Authority
Series 1995,
Insured: MBIA
6.500% 06/15/10	1,000,000	1,084,020
Series 2001 C,
Insured: FSA
5.500% 12/15/18	2,000,000	2,275,140
Series 2003 A,
Insured: AMBAC
5.500% 12/15/15	3,260,000	3,645,528
Series 2004 B,
Insured: MBIA
5.500% 12/15/15	4,000,000	4,473,040
Series 2006 A,
5.500% 12/15/21	11,030,000	12,550,927
NY Dormitory Authority State Supported Debt
St. University Educational Facilities,
Series 2005 A,
Insured: FGIC
5.500% 05/15/17	10,000,000	11,311,200
NY Dormitory Authority
City University,
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26	1,000,000	1,064,880
Series 1993 A:
5.250% 05/15/15	5,850,000	6,275,587
Insured: FSA
5.250% 05/15/15	4,000,000	4,318,200
Series 1995 A:
Insured: AMBAC
5.625% 07/01/16	1,250,000	1,375,000

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
Insured: FGIC
5.625% 07/01/16	5,000,000	5,555,850
Insured: FSA
5.625% 07/01/16	500,000	555,585
Series 2005 A,
Insured: FGIC
5.500% 05/15/22	6,730,000	7,791,994
Series 2005 B,
Insured: FGIC
5.500% 07/01/21	7,345,000	8,473,045
NY Tollway Authority
Series 2002,
5.500% 04/01/13	4,510,000	4,841,846
NY Urban Development Corp.
Series 1995,
5.750% 04/01/11	500,000	534,630
Series 2002 A,
5.000% 01/01/17	4,000,000	4,159,720
OH Department of Administrative Services
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.250% 09/01/14	8,780,000	9,513,569
OR Department of Administrative Services
Certificates of Participation,
Series 2002 C,
Insured: MBIA
5.250% 11/01/10	10,000,000	10,487,500
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A:
5.750% 08/01/27	4,175,000	4,482,948
Insured: AMBAC
5.250% 08/01/30	4,240,000	4,507,671
UT Building Ownership Authority
Series 1998,
Insured: FSA
5.500% 05/15/14	5,000,000	5,484,050
State Appropriated Total		139,200,661
State General Obligations – 8.6%
CA State
Series 2000,
5.000% 12/01/16	655,000	680,866
Series 2002,
Insured: AMBAC
6.000% 02/01/18	5,000,000	5,902,450
Series 2003,
5.250% 11/01/18	1,000,000	1,074,590

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
Series 2004:
5.000% 04/01/11	2,000,000	2,091,580
5.000% 02/01/20	750,000	787,455
CT State
Series 2006 D,
5.000% 11/01/19	3,500,000	3,771,880
FL Board of Education Capital Outlay
Series 1998 B,
5.250% 06/01/11	3,990,000	4,214,358
FL Board of Education
Series 2005 B,
5.000% 01/01/14	17,395,000	18,588,123
FL Department of Transportation
Series 2002,
5.250% 07/01/13	7,290,000	7,853,007
FL State
Series 2004 A,
5.000% 07/01/30	1,000,000	1,052,570
GA State
Series 1997 C,
6.250% 08/01/09	4,400,000	4,661,272
Series 1999 B,
5.750% 08/01/10	2,000,000	2,131,420
MA Bay Transportation Authority
Series 1991 A,
Insured: MBIA
7.000% 03/01/21	5,750,000	7,180,945
Series 1993 A,
Insured: MBIA
5.500% 03/01/09	3,000,000	3,104,160
Series 1998 A,
Insured: MBIA:
5.500% 03/01/12	1,290,000	1,390,272
5.500% 03/01/14	750,000	825,915
MA State
Series 1998 C,
5.250% 08/01/17	1,775,000	1,963,398
Series 2002 C,
Insured: FSA
5.500% 11/01/11	13,000,000	13,939,770
Series 2002 D,
Insured: AMBAC
5.500% 08/01/18	6,500,000	7,378,865
Series 2003 D:
5.500% 10/01/17	5,000,000	5,629,550
Insured: AMBAC
5.500% 10/01/19	3,900,000	4,464,135
Series 2004 A:

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
Insured: AMBAC
5.250% 08/01/20	10,000,000	11,227,400
Insured: FSA
5.250% 08/01/20	5,000,000	5,613,700
MI State
Series 2001,
5.500% 12/01/15	1,250,000	1,398,362
MN State
Series 2000,
5.500% 11/01/13	1,000,000	1,060,270
MS State
Series 2002 A,
5.500% 12/01/14	3,000,000	3,319,440
Series 2003 A,
5.250% 11/01/14	1,000,000	1,089,000
NJ State
Series 2001 H,
5.250% 07/01/14	5,000,000	5,444,350
OH State
Series 2001 A,
5.000% 06/15/12	5,000,000	5,182,400
OR State
Series 1996 B, AMT,
5.700% 08/01/16	295,000	299,779
Series 1997 A, AMT,
5.050% 08/01/11	90,000	91,802
PA State
Series 2002,
5.500% 02/01/15	3,000,000	3,335,430
Series 2004:
Insured: FSA
5.375% 07/01/18	12,000,000	13,500,000
Insured: MBIA
5.375% 07/01/16	10,000,000	11,144,500
PR Commonwealth of Puerto Rico
Series 1997,
Insured: MBIA
6.500% 07/01/15	4,190,000	4,978,307
Series 2001 A:
5.500% 07/01/13	6,395,000	6,902,891
Insured: MBIA
5.500% 07/01/20	9,000,000	10,300,050
Series 2006 A,
5.250% 07/01/24	7,500,000	8,034,675
TX College Student Loan Authority
Series 1994, AMT,
5.750% 08/01/11	1,000,000	1,001,370

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
TX Water Financial Assistance
Series 1999,
5.250% 08/01/21	455,000	468,950
UT State
Series 2002 B,
5.375% 07/01/11	10,000,000	10,647,100
VI Public Finance Authority
Series 2004 A,
5.000% 10/01/10	200,000	206,816
WA State
Series 1998 C,
5.500% 07/01/09	3,330,000	3,461,768
Series 2000 A,
5.625% 07/01/13	1,000,000	1,058,910
State General Obligations Total		208,453,851
TAX-BACKED TOTAL		1,140,711,500
TRANSPORTATION – 5.8%
Air Transportation – 0.5%
OH Dayton Special Facilities
Emery Air Freight Corp.,
Series 1996 D, AMT,
6.200% 10/01/09	500,000	527,320
TN Memphis Shelby County Airport Authority
FedEx Corp.:
Series 1997,
5.350% 09/01/12	6,180,000	6,486,343
Series 2001,
5.000% 09/01/09	5,000,000	5,080,850
Series 2002,
5.050% 09/01/12	1,000,000	1,044,510
Air Transportation Total		13,139,023
Airports – 1.7%
AZ Tucson Airport Authority, Inc.
Series 2001, AMT,
Insured: AMBAC
5.500% 06/01/12	500,000	526,145
CO Denver City & County
Series 2000 A, AMT,
Insured: AMBAC
6.000% 11/15/15	3,075,000	3,295,724
FL Greater Orlando Aviation Authority
Series 2003 A,
Insured: FSA
5.000% 10/01/13	1,500,000	1,591,440
FL Miami-Dade County Aviation
Series 1998 C, AMT,
Insured: MBIA
5.250% 10/01/15	2,000,000	2,060,500

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
IL Chicago O’Hare International Airport
General Airport Third Lien,
Series 2005 B,
Insured: MBIA
5.250% 01/01/18	13,000,000	14,304,680
Series 1993 C,
Insured: MBIA
5.000% 01/01/11	5,640,000	5,867,292
NC Charlotte
Series 1999 B, AMT,
Insured: MBIA
6.000% 07/01/24	3,000,000	3,157,650
OK Airport Trust
Series 2000 B, AMT,
Insured: FSA
5.375% 07/01/11	4,670,000	4,865,439
TX Houston Airport Systems
Sub-Lien,
Series 2002,
Insured: FSA
5.000% 07/01/27	5,000,000	5,150,300
Airports Total		40,819,170
Toll Facilities — 2.5%
CO E-470 Public Highway Authority
Series 1997 B,
Insured: MBIA
(b) 09/01/12	10,000,000	8,007,400
Series 2000 B,
Insured: MBIA
(b) 09/01/18	1,500,000	916,365
CO Northwest Parkway Public Highway Authority
Series 2001 C,
Insured: AMBAC
(e) 06/15/21 (5.700% 06/15/11)	4,000,000	3,583,480
FL Orlando & Orange County Expressway Authority
Series 1990,
Insured: FGIC
6.500% 07/01/10	2,000,000	2,170,080
FL Osceola County Transportation Revenue
Series 2004,
Insured: MBIA
5.000% 04/01/18	1,000,000	1,060,440
FL Turnpike Authority
Series 2005 A,
Insured: AMBAC
5.000% 07/01/21	3,000,000	3,206,640

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
KS Turnpike Authority
Series 2002,
Insured: FSA:
5.250% 09/01/15	1,855,000	2,042,800
5.250% 09/01/16	1,230,000	1,359,298
NJ Turnpike Authority
Series 2000 A,
Insured: MBIA:
6.000% 01/01/11	2,125,000	2,294,362
6.000% 01/01/13	275,000	305,855
NY Thruway Authority
Second General Highway & Bridge Trust Fund:
Series 2003 A,
Insured: MBIA
5.250% 04/01/12	2,145,000	2,290,581
Series 2005 B:
Insured: AMBAC
5.500% 04/01/20	10,840,000	12,455,160
Insured: FSA
5.000% 04/01/15	7,500,000	8,080,050
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA
5.500% 11/15/18	5,000,000	5,714,350
OH Turnpike Commission
Series 1998 A,
Insured: FGIC:
5.500% 02/15/21	2,000,000	2,303,540
5.500% 02/15/24	1,000,000	1,166,400
PA Delaware River Joint Toll Bridge Commission
Series 2003,
5.250% 07/01/11	500,000	526,920
PA Turnpike Commission
Series 2001 S,
5.500% 06/01/15	1,000,000	1,073,700
TX Harris County
Series 2002,
Insured: FSA
5.375% 08/15/11	735,000	781,261
Toll Facilities Total		59,338,682
Transportation – 1.1%
AR State
Series 2000 A,
5.500% 08/01/11	10,000,000	10,397,000
CA San Francisco Bay Area Rapid Transit District
Series 2005 A,
Insured: MBIA
5.000% 07/01/20	2,040,000	2,181,495

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
GA Metropolitan Atlanta Rapid Transit Authority
Series 1998 A,
Insured: MBIA
6.250% 07/01/10	1,000,000	1,077,770
IN Transportation Finance Authority
Series 2000,
5.750% 12/01/14	2,485,000	2,642,524
MA State
Series 2000 A,
5.750% 06/15/13	350,000	373,044
NJ Transit Corp.
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 09/15/15	6,725,000	7,472,887
OH Scioto County
Norfolk Southern Corp.,
Series 1998,
5.300% 08/15/13	2,500,000	2,536,650
Transportation Total		26,681,370
TRANSPORTATION TOTAL		139,978,245
UTILITIES – 13.1%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
Series 2005,
Insured: AMBAC
5.250% 07/01/14	6,680,000	7,300,706
Independent Power Producers Total		7,300,706
Investor Owned – 1.0%
CO Adams County Pollution Control Revenue
Public Service Co.,
Series 2005 A,
Insured: MBIA
4.375% 09/01/17	11,550,000	11,758,247
FL Hillsborough County Industrial Development Authority
Tampa Electric Co.,
Series 1992,
4.000% 05/15/18	1,000,000	999,950
NH Business Finance Authority
Series 2001 C,
Insured: MBIA
5.450% 05/01/21	1,500,000	1,612,245
TX Brazos River Authority
TXU Energy Co., LLC,
Series 2001 C, AMT,
5.750% 05/01/36	5,195,000	5,494,128

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Sabine River Authority
TXU Electric Co.,
Series 2001 B, AMT,
5.750% 05/01/30	2,995,000	3,168,740
TX San Antonio Electric & Gas
Series 2002,
5.375% 02/01/14	2,500,000	2,718,900
Investor Owned Total		25,752,210
Joint Power Authority – 0.5%
FL Municipal Power Agency Revenue
Series 2002,
Insured: AMBAC
5.500% 10/01/21	1,850,000	1,997,130
NC Eastern Municipal Power Agency
Series 1993 B,
6.125% 01/01/09	2,000,000	2,080,580
TX Municipal Power Agency
Series 1993,
Insured: MBIA
(b) 09/01/15	250,000	174,793
UT Associated Municipal Power Systems
Series 2003 A,
Insured: FSA
5.000% 04/01/12	1,250,000	1,317,000
WA Energy Northwest Electric
Series 2002 A,
Insured: MBIA:
5.500% 07/01/16	4,675,000	5,049,935
5.750% 07/01/18	1,000,000	1,087,980
Joint Power Authority Total		11,707,418
Municipal Electric – 4.8%
AZ Power Reserves Authority
Series 2001,
5.000% 10/01/10	500,000	520,330
CA Department of Water Resources
Series 2002 A:
5.500% 05/01/11	10,000,000	10,632,500
6.000% 05/01/13	2,000,000	2,217,560
Insured: MBIA
5.250% 05/01/10	5,000,000	5,240,150
FL Gainesville Utilities Systems Revenue
Series 1992 B,
6.500% 10/01/11	3,000,000	3,333,720
FL Kissimmee Utilities Authority Electrical System
Series 2003,
Insured: FSA
5.250% 10/01/15	2,235,000	2,409,822

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
FL Orlando Utilities Commission Utility Systems
Series 2005 B,
5.000% 10/01/24	3,000,000	3,174,900
FL Orlando Utilities Commission Water & Electric Revenue
Series 2001,
5.000% 10/01/09	3,000,000	3,091,860
GA Municipal Electric Authority
Series 1998 Y,
Insured: AMBAC
6.400% 01/01/13	4,205,000	4,637,442
MI Public Power Agency
Series 2002 A,
Insured: MBIA
5.250% 01/01/16	1,000,000	1,096,870
MN Northern Municipal Power Agency
Series 1998,
Insured: FSA
5.250% 01/01/12	2,490,000	2,605,710
NY Long Island Power Authority
Series 2006 A,
Insured: FGIC
5.000% 12/01/19	10,000,000	10,692,400
OK Grand River Dam Authority
Series 2002 A,
Insured: FSA
5.000% 06/01/12	1,000,000	1,056,990
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12	3,000,000	3,323,340
Series 2002 KK,
Insured: FSA:
5.250% 07/01/12	1,000,000	1,071,870
5.500% 07/01/15	10,000,000	11,176,300
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	1,000,000	1,117,200
TN Metropolitan Government Nashville & Davidson County
Series 1998 B,
5.500% 05/15/13	3,000,000	3,275,700
TX Austin
Series 2002 A,
Insured: AMBAC
5.500% 11/15/13	2,000,000	2,187,880

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Series 2002,
Insured: FSA
5.500% 11/15/12	2,410,000	2,610,536
Subordinated Lien,
Series 1998,
Insured: MBIA
5.250% 05/15/18	1,100,000	1,219,636
TX Sam Rayburn Municipal Power Agency
Series 2002:
5.500% 10/01/11	8,355,000	8,621,023
6.000% 10/01/16	3,000,000	3,165,870
TX San Antonio Electric & Gas
Series 2002,
5.000% 02/01/10	5,000,000	5,166,750
Series 2005,
5.000% 02/01/18	10,000,000	10,607,900
TX San Antonio
Series 1998 A,
5.250% 02/01/16	1,500,000	1,552,785
WA Seattle Municipal Light & Power
Series 2001,
Insured: FSA
5.250% 03/01/11	10,365,000	10,917,351
Municipal Electric Total		116,724,395
Water & Sewer – 6.5%
AZ Central Arizona Water Conservation District
Series 1993 A,
5.500% 11/01/08	250,000	257,585
CA Citrus Heights Water District
Series 2000,
Insured: FGIC
5.250% 10/01/20	1,800,000	1,896,642
CA Department of Water Resources
Central Valley,
Series 2002 X,
Insured: FGIC
5.500% 12/01/15	1,000,000	1,124,340
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	3,000,000	3,513,390
DC Water & Sewer Authority
Series 1998,
Insured: FSA
5.500% 10/01/11	2,000,000	2,139,620
FL Brevard County Utilities Revenue
Series 2002,
Insured: FGIC
5.250% 03/01/14	2,000,000	2,129,800

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Cocoa Water & Sewer Revenue
Series 2003,
Insured: AMBAC
5.500% 10/01/19	1,000,000	1,144,490
FL Governmental Utility Authority
Series 2003,
Insured: AMBAC
5.000% 10/01/17	1,180,000	1,249,313
FL Holly Hill Water & Sewer Revenue
Series 2002,
Insured: MBIA
5.000% 10/01/15	745,000	786,735
FL Hollywood Water & Sewer Revenue
Series 2003,
Insured: FSA
5.000% 10/01/17	1,070,000	1,135,998
FL Manatee County Public Utilities Revenue
Series 2003 A,
Insured: MBIA
5.000% 10/01/12	2,000,000	2,119,120
FL Miami-Dade County Stormwater
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,445,000	2,584,096
FL Municipal Loan Council Revenue
Series 2002 B,
Insured: MBIA
5.375% 08/01/16	1,485,000	1,603,280
FL Ocala Utilities System Revenue
Series 2005 B,
Insured: FGIC
5.250% 10/01/20	1,000,000	1,086,920
FL Orlando Utilities Commission
Series 2002 C,
5.250% 10/01/16	210,000	224,081
FL Port St. Lucie Utilities Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/16	490,000	523,947
FL Sarasota County Utilities Systems Revenue
Series 2002 C,
Insured: FGIC
5.250% 10/01/16	1,000,000	1,067,050
FL Sebring Water & Wastewater Revenue
Series 2002,
Insured: FGIC
5.250% 01/01/14	1,030,000	1,105,056

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Tallahassee Conservative Utilities System
Series 2001,
Insured: FGIC:
5.500% 10/01/14	1,330,000	1,472,097
5.500% 10/01/18	1,000,000	1,138,700
FL Tallahassee Consolidated Utility
Series 2001,
Insured: FGIC
5.500% 10/01/17	1,900,000	2,153,327
FL Tampa Bay Water Utility Systems Revenue
Series 2005,
Insured: FGIC
5.500% 10/01/19	1,500,000	1,720,200
FL Tampa Water & Sewer Revenue
Series 2002 B,
5.000% 07/01/10	1,000,000	1,038,730
FL Tohopekaliga Water Utilities Authority
Series 2003 B,
Insured: FSA
5.250% 10/01/17	1,110,000	1,194,604
FL Water Pollution Control Financing
Series 2001,
5.500% 01/15/13	1,390,000	1,483,060
FL Winter Park Water & Sewer Revenue
Series 2002,
Insured: AMBAC
5.250% 12/01/14	1,405,000	1,507,649
GA Atlanta Water & Wastewater
Series 1999 A,
Insured: FGIC
5.500% 11/01/18	15,305,000	17,134,254
GA Columbus Water & Sewer
Series 2002,
Insured: FSA
5.000% 05/01/10	1,000,000	1,037,240
IL Chicago Waterworks
Series 1993,
Insured: FGIC
6.500% 11/01/09	2,155,000	2,304,255
IN Bond Bank
Series 2001 A,
5.375% 02/01/13	1,910,000	2,060,489
KS Wichita Water & Sewer Utility
Series 2005 A,
Insured: FGIC
5.000% 10/01/14	1,000,000	1,073,950

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
KS Wyandotte County Unified Government Utility System
Series 2004 B,
Insured: FSA
5.000% 09/01/32	2,000,000	2,098,940
MA Water Resource Authority
Series 1998 B,
Insured: FSA
5.500% 08/01/15	1,000,000	1,113,900
Series 2005 A,
Insured: MBIA
5.250% 08/01/17	6,885,000	7,621,970
Series 2007 B,
Insured: FSA
5.250% 08/01/23	10,000,000	11,291,900
MI Detroit Water Supply Systems
Series 1995 B,
Insured: MBIA
5.300% 07/01/09	1,000,000	1,034,520
NC Charlotte Water & Sewer System
Series 2002 A,
5.000% 07/01/09	1,000,000	1,028,360
NY New York City Municipal Water Finance Authority
Series 2000 B,
5.125% 06/15/31	7,000,000	7,255,850
OH Cleveland Waterworks
Series 1993 G,
Insured: MBIA
5.500% 01/01/13	750,000	786,390
PA Allegheny County
Series 2005 A,
Insured: MBIA
5.000% 12/01/17	265,000	283,767
PA Lancaster Area Sewer Authority
Series 2004,
Insured: MBIA
5.000% 04/01/16	500,000	532,945
PA Philadelphia Water & Wastewater
Series 1993,
Insured: MBIA
5.625% 06/15/09	1,000,000	1,041,900
TN Metropolitan Government Nashville & Davidson County Water & Sewer
Series 1993,
Insured: FGIC
6.500% 01/01/10	2,750,000	2,950,695
TX Colorado River Municipal Water
Series 2003,
Insured: AMBAC
5.000% 01/01/12	4,030,000	4,231,984

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
TX Corpus Christi
Series 2002,
Insured: FSA
5.000% 07/15/14	1,000,000	1,054,580
Series 2005 A,
Insured: AMBAC
5.000% 07/15/19	2,000,000	2,122,360
TX Dallas Waterworks & Sewer Systems
Series 2001,
5.000% 10/01/16	7,300,000	7,611,418
TX Dallas
Series 2001,
5.000% 10/01/12	1,300,000	1,354,431
TX Houston Area Water Corp.
Series 2002,
Insured: FGIC
5.500% 03/01/18	3,000,000	3,210,720
TX Houston Utility System
Series 2004 A,
Insured: FGIC
5.250% 05/15/24	5,000,000	5,365,350
TX Houston Water & Sewer System
Junior Lien:
Series 1991 C,
Insured: AMBAC
(b) 12/01/11	4,000,000	3,297,480
Series 2001 A,
Insured: FSA
5.500% 12/01/17	4,720,000	5,051,627
TX Houston
Series 2004 A,
Insured: MBIA
5.250% 05/15/14	2,265,000	2,453,199
TX McKinney
Series 2005,
Insured: FGIC
5.250% 08/15/17	1,125,000	1,219,759
TX Nueces River Authority
Series 2005,
Insured: FSA
5.000% 07/15/15	1,000,000	1,073,280
TX San Antonio
Series 2005,
Insured: MBIA
5.000% 05/15/14	1,000,000	1,066,730
TX Trinity River Authority
Series 2005,
Insured: MBIA:
5.000% 02/01/17	1,000,000	1,066,860
5.000% 02/01/18	1,000,000	1,063,970

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
VA Upper Occoquan Sewage Authority Regional Sewage
Series 2005,
Insured: FSA
5.000% 07/01/22	16,680,000	17,751,190
Water & Sewer Total		157,046,093
UTILITIES TOTAL		318,530,822
Total Municipal Bonds (cost of $2,328,209,468)		2,386,216,654

	Shares
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	73,579	73,579
Total Investment Company (cost of $73,579)		73,579

	Par ($)
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES(f) – 1.7%
AL Homewood Educational Building Authority
Samford University,
Series 1999,
Insured: AMBAC,
LOC: Bank of Nova Scotia
3.680% 12/01/21	275,000	275,000
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
SPA: Sun Trust Bank N.A.
3.700% 08/01/25	200,000	200,000
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
3.700% 08/01/27	2,700,000	2,700,000
FL Pinellas County Health Facility Authority
All Childrens Hospital,
Series 1985,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.710% 12/01/15	5,900,000	5,900,000
IL Chicago Board of Education
Series 2005 D-1,
Insured: CIFG,LOC: DEPFA Bank PLC
3.740% 03/01/12	3,200,000	3,200,000

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
IL Development Finance Authority
Jewish Federal Metropolitan Chicago Project,
Series 2002,
LOC: JPMorgan Chase Bank
3.730% 09/01/32	1,200,000	1,200,000
KY Shelby County
Series 2004 A,
LOC: U.S. Bank N.A.
3.730% 09/01/34	575,000	575,000
MA Water Resources Authority
Series 2002 D,
LOC: Landesbank Baden-Wurttemberg
3.700% 08/01/17	1,000,000	1,000,000
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2005 C-1,
Insured: FSA
3.700% 06/01/19	900,000	900,000
St. Louis University,
Series 2005 A,
Insured: MBIA,
SPA: Bank of New York
3.700% 10/01/35	2,700,000	2,700,000
MS Jackson County Pollution Control
Chevron Corp.:
Series 1992,
3.700% 12/01/16	1,300,000	1,300,000
Series 1993,
3.700% 06/01/23	2,500,000	2,500,000
NY New York City Municipal Water Finance Authority
Series 1995 A,
Insured: FGIC
3.700% 06/15/25	400,000	400,000
PA Philadelphia Hospitals & Higher Education Facilities Authority
Childrens Hospital,
Series 2002 C,
3.720% 07/01/31	1,500,000	1,500,000
SD Lawrence County
Homestake Mining Co.,
Series 1997 B,
LOC: Chase Manhattan Bank
3.680% 07/01/32	900,000	900,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2001 1,
LOC: JPMorgan Chase Bank
3.730% 08/15/31	330,000	330,000

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
TX Harris County Health Facilities Development Corp.
Texas Childrens Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.720% 10/01/29	100,000	100,000
Texas Medical Center,
Series 2001,
Insured: MBIA,
SPA: Chase Manhattan Bank
3.730% 09/01/31	2,400,000	2,400,000
YMCA-Greater Houston Area,
Series 2002,
LOC: JPMorgan Chase Bank
3.730% 07/01/37	100,000	100,000
WI Health & Educational Facilities Authority
Gundersen Lutheran,
Series 2000 B,
Insured: FSA
LOC: Dexia Credit Local
3.730% 12/01/29	1,000,000	1,000,000
WY Sublette County Pollution Control Revenue
Exxon Mobile Corp.,
Series 1984,
3.630% 11/01/14	4,000,000	4,000,000
WY Uinta County Pollution Control Revenue
Chevron Corp.,
Series 1992,
3.700% 12/01/22	2,200,000	2,200,000
WY Uinta County
Chevron Corp.:
Series 1997,
3.700% 04/01/10	1,100,000	1,100,000
Series 2007,
3.700% 08/15/20	5,800,000	5,800,000
VARIABLE RATE DEMAND NOTES TOTAL		42,280,000

Total Short-Term Obligations (cost of $42,280,000)		42,280,000

Value ($)
Total Investments – 100.0% (cost of $2,370,563,047)(g)(h)	2,428,570,233

Other Assets & Liabilities, Net – 0.0%	(716,612)

Net Assets – 100.0%	2,427,853,621

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(g)	Cost for federal income tax purposes is $2,370,475,337.

(h)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$62,548,580	$(4,453,684)	$58,094,896

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.8%
EDUCATION – 16.4%
Education – 14.9%
MA College Building Authority Project Revenue
Series 2004 A,
Insured: MBIA:
5.000% 05/01/14	750,000	804,705
5.000% 05/01/16	530,000	565,547
MA Development Finance Agency
Clark University,
Series 1998,
5.250% 07/01/16	1,445,000	1,493,249
Emerson College,
Series 2006,
5.000% 01/01/21	2,500,000	2,646,200
Hampshire College,
Series 2004,
5.150% 10/01/14	200,000	207,872
Mount Holyoke College,
Series 2001,
5.500% 07/01/13	1,355,000	1,447,235
Pharmacy & Allied Health Sciences,
Series 2003 C,
6.375% 07/01/23	1,000,000	1,126,740
MA Health & Educational Facilities Authority
Amherst College,
Series 1998 G,
5.375% 11/01/20	640,000	656,410
Boston College,
Series 2003 N,
5.250% 06/01/15	1,000,000	1,073,670
Brandeis University,
Series 1999 J,
Insured: MBIA
5.000% 10/01/26	2,000,000	2,057,240
Harvard University:
Series 2000 Z,
5.500% 01/15/11	1,000,000	1,064,140
Series 2001 AA,
5.500% 01/15/09	1,980,000	2,046,231
Series 2001 DD,
5.000% 07/15/35	4,500,000	4,646,655
Massachusetts Institute of Technology:
Series 2002 K:
5.250% 07/01/12	1,000,000	1,072,880
5.375% 07/01/17	2,275,000	2,559,921
5.500% 07/01/22	1,000,000	1,165,030
Series 2003 L,
5.000% 07/01/11	735,000	772,360
Series 2004 M:
5.250% 07/01/16	500,000	554,835
5.250% 07/01/19	610,000	684,664
5.250% 07/01/24	1,600,000	1,823,088

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
Northeastern University,
Series 1998 G,
Insured: MBIA
5.500% 10/01/12	1,110,000	1,205,915
Simmons College,
Series 2003 F,
Insured: FGIC:
5.000% 10/01/15	1,015,000	1,087,319
5.000% 10/01/17	510,000	546,337
Tufts University:
Series 2001 I,
5.500% 02/15/36	2,000,000	2,109,300
Series 2002 J,
5.500% 08/15/16	1,500,000	1,685,550
University of Massachusetts,
Series 2002 C,
Insured: MBIA
5.250% 10/01/13	1,475,000	1,585,374
Wellesley College,
Series 2003,
5.000% 07/01/15	610,000	648,637
Williams College,
Series 2003 H,
5.000% 07/01/16	1,740,000	1,850,212
MA Industrial Finance Agency
Tufts University,
Series 1998 H,
Insured: MBIA
5.500% 02/15/13	1,830,000	1,992,321
MA University of Massachusetts Building Authority
Series 2000 2,
Insured: AMBAC
5.500% 11/01/09	1,455,000	1,521,624
Series 2004 1,
Insured: AMBAC
5.250% 11/01/12	500,000	536,835
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA
5.250% 10/01/12	2,000,000	2,103,880
Education Total		45,341,976
Prep School – 1.5%
MA Development Finance Agency
Belmont Hill School,
Series 1998,
5.000% 09/01/31	1,000,000	1,031,970
Deerfield Academy,
Series 2003 A:

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
5.000% 10/01/12	345,000	365,910
5.000% 10/01/16	420,000	445,746
Milton Academy,
Series 2003 A,
5.000% 09/01/19	500,000	532,950
MA Industrial Finance Agency
Belmont Hill School,
Series 1998,
5.625% 09/01/20	1,250,000	1,287,888
Concord Academy,
Series 1997,
5.500% 09/01/27	1,000,000	1,026,490
Prep School Total		4,690,954
EDUCATION TOTAL		50,032,930
HEALTH CARE – 6.6%
Health Services – 0.4%
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc.,
Series 2003 E,
5.000% 07/01/15	1,140,000	1,198,653
Health Services Total		1,198,653
Hospitals – 6.2%
MA Boston Special Obligation
Boston City Hospital,
Series 2002 A,
Insured: MBIA
5.000% 08/01/14	5,000,000	5,279,550
MA Health & Educational Facilities Authority
Baystate Medical Center,
Series 2002 F,
5.750% 07/01/13	890,000	959,304
Boston Medical Center,
Series 1998 A,
Insured: MBIA
5.250% 07/01/15	2,500,000	2,563,050
Partners Healthcare Systems, Inc.:
Series 1999 B,
5.250% 07/01/10	4,670,000	4,857,547
Series 2001 C,
5.750% 07/01/21	750,000	807,345
Series 2005 F,
5.000% 07/01/17	2,000,000	2,121,120
South Shore Hospital,
Series 1993 E,
Insured: MBIA
5.500% 07/01/13	325,000	325,397
UMass Memorial Health Care, Inc.,
Series 1998 A,
Insured: AMBAC

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.250% 07/01/14	2,000,000	2,064,160
Hospitals Total		18,977,473
HEALTH CARE TOTAL		20,176,126
OTHER – 16.6%
Other – 0.3%
MA Development Finance Agency
Combined Jewish Philanthropies,
Series 2002 A,
5.250% 02/01/22	1,000,000	1,064,810
Other Total		1,064,810
Pool/Bond Bank – 5.1%
MA Water Pollution Abatement Revenue
Series 1995 A,
5.400% 08/01/11	25,000	25,199
Series 1999 5,
5.750% 08/01/16	95,000	100,383
Series 2001 7:
5.250% 02/01/10	2,000,000	2,084,200
5.250% 02/01/13	750,000	793,958
Series 2002,
5.000% 08/01/11	1,000,000	1,050,050
Series 2004 A,
5.250% 08/01/15	3,000,000	3,297,000
Series 2005 11,
5.250% 08/01/19	4,465,000	5,009,819
Series 2006,
Insured: FSA
5.250% 08/01/20	3,000,000	3,371,550
Pool/Bond Bank Total		15,732,159
Refunded/Escrowed(a) – 11.0%
MA Bay Transportation Authority
Series 2000 A,
Pre-refunded 07/01/10:
5.750% 07/01/14	915,000	972,535
5.750% 07/01/18	915,000	972,535
MA College Building Authority Project Revenue
Series 1999 A,
Escrowed to Maturity,
Insured: MBIA
(b) 05/01/28	4,000,000	1,583,040
MA Consolidated Loan
Series 1999 B,
Pre-refunded 05/01/09:
5.250% 05/01/12	1,000,000	1,041,440
5.250% 05/01/14	1,000,000	1,041,440
Series 2000 A,

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
Pre-refunded 02/01/10,
5.800% 02/01/17	3,520,000	3,752,390
Series 2001 C,
Pre-refunded 12/01/11,
5.375% 12/01/18	3,000,000	3,203,940
MA Development Finance Agency
Higher Education, Smith College,
Series 2000,
Pre-refunded 07/01/10,
5.750% 07/01/23	2,000,000	2,143,380
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
5.875% 12/01/22	600,000	656,448
MA Health & Educational Facilities Authority
University of Massachusetts,
Series 2000 A,
Pre-refunded 10/01/10,
Insured: FGIC
5.875% 10/01/29	1,000,000	1,080,120
MA Holden
Municipal Purpose Loan,
Series 2000,
Pre-refunded 03/01/10,
Insured: FGIC
5.750% 03/01/18	2,385,000	2,542,410
MA Port Authority
Series 1973,
Escrowed to Maturity,
5.625% 07/01/12	390,000	409,324
MA Route 3 North Transit Improvement Association
Series 2000,
Pre-refunded 06/15/10,
Insured: MBIA:
5.375% 06/15/33	2,500,000	2,625,825
5.750% 06/15/18	1,000,000	1,062,100
MA Sandwich
Series 2000,
Pre-refunded 08/15/10,
5.750% 08/15/11	1,050,000	1,127,458
MA Special Obligation & Revenue
Consolidated Loan,
Series 2002 A,
Pre-refunded 06/01/12,
Insured: FGIC
5.375% 06/01/19	1,125,000	1,209,195
MA Springfield
Municipal Purpose Loan,
Series 1999,
Insured: FSA
6.000% 10/01/16	1,000,000	1,066,120
MA Turnpike Authority
Series 1993 A,

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
Escrowed to Maturity,
5.000% 01/01/13	250,000	260,408
MA University of Massachusetts Building Authority
Series 2003 1,
Pre-refunded 11/01/13,
Insured: AMBAC
5.250% 11/01/15	2,000,000	2,173,600
MA Water Pollution Abatement Revenue
Series 1993 A,
Escrowed to Maturity,
5.450% 02/01/13	935,000	986,780
Series 1995 A,
Escrowed to Maturity,
5.400% 08/01/11	225,000	239,954
Series 1999 5,
Pre-refunded 08/01/09,
5.750% 08/01/16	1,905,000	2,013,414
Series 2001 7,
Pre-refunded 08/01/11,
5.250% 02/01/13	250,000	264,653
MA Water Resource Authority
Series 2000 D,
Escrowed to Maturity,
Insured: MBIA
5.500% 08/01/10	1,000,000	1,056,230
Refunded/Escrowed Total		33,484,739
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
Tobacco Settlement Revenue,
Series 2002,
5.000% 05/15/09	500,000	508,065
Tobacco Total		508,065
OTHER TOTAL		50,789,773
TAX-BACKED – 44.2%
Local General Obligations – 15.0%
MA Bellingham
Series 2001,
Insured: AMBAC
5.250% 03/01/13	1,605,000	1,707,222
MA Boston
Metropolitan District,
Series 2002 A,
5.250% 12/01/14	2,010,000	2,157,936
Series 2002 B,
Insured: FGIC
5.000% 02/01/12	6,000,000	6,330,660
Series 2004 A,
5.000% 01/01/14	1,000,000	1,071,730

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Brookline
Series 2000,
5.750% 04/01/14	1,905,000	2,028,711
MA Dudley Charlton Regional School District
Series 1999 A,
Insured: FGIC
5.125% 06/15/14	2,305,000	2,493,664
MA Everett
Series 2000,
Insured: MBIA
6.000% 12/15/11	2,015,000	2,210,374
MA Falmouth
Series 2002,
5.000% 02/01/11	1,450,000	1,517,295
MA Franklin
Series 2004,
Insured: MBIA
5.000% 11/15/12	1,130,000	1,199,811
MA Greater Lawrence Vocational Technical High School District
Series 2002,
Insured: FSA
5.000% 03/15/12	1,140,000	1,203,088
MA Groton-Dunstable Regional School District
Series 2001,
Insured: FSA
5.000% 10/15/21	1,260,000	1,323,945
MA Hopedale
Series 2004,
Insured: AMBAC
5.000% 11/15/17	1,000,000	1,077,340
MA Lawrence
Series 2006,
Insured FSA
5.000% 02/01/18	1,500,000	1,617,375
MA Lowell
Series 2002,
Insured: AMBAC:
5.000% 08/01/10	1,000,000	1,040,310
5.000% 02/01/13	1,215,000	1,289,747
MA Medford
Series 2001,
Insured: MBIA
5.000% 02/15/10	1,775,000	1,837,888
MA Norwell
Series 2005,
Insured: AMBAC
5.000% 02/15/16	540,000	584,912

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Pioneer Valley Regional School District
Series 2002,
Insured: AMBAC
5.000% 06/15/12	1,000,000	1,058,770
MA Pittsfield
Series 2002,
Insured: MBIA
5.000% 04/15/11	1,000,000	1,047,760
MA Plymouth
Series 2000,
Insured: MBIA
5.000% 10/15/18	1,725,000	1,805,954
MA Sandwich
Series 2005,
Insured: MBIA
5.000% 07/15/18	1,575,000	1,707,143
MA Springfield
Municipal Purpose Loan,
Series 2003,
Insured: MBIA
5.250% 01/15/15	1,500,000	1,611,615
Series 2007,
Insured: MBIA
4.500% 08/01/21	2,000,000	2,048,580
MA Westborough
Series 2003,
5.000% 11/15/16	1,000,000	1,066,290
MA Westfield
Series 2003,
Insured: MBIA
5.000% 09/01/18	500,000	530,855
MA Worcester
Series 2004 A,
Insured: MBIA
5.250% 08/15/13	2,810,000	3,040,532
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Insured: FSA
5.500% 07/01/17	245,000	250,351
Series 1999 A,
Insured: FSA
5.500% 08/01/09	1,000,000	1,041,150
Local General Obligations Total		45,901,008
Special Non-Property Tax – 10.1%
MA Bay Transportation Authority
Series 2000 A:

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
5.750% 07/01/14	85,000	90,121
5.750% 07/01/18	85,000	89,871
Series 2002 A,
5.000% 07/01/11	1,000,000	1,049,580
Series 2003 A:
5.250% 07/01/11	5,000,000	5,298,350
5.250% 07/01/17	1,000,000	1,108,300
5.250% 07/01/19	625,000	698,900
Series 2004 C:
5.250% 07/01/18	1,000,000	1,111,700
5.250% 07/01/21	2,735,000	3,074,714
Series 2005 B,
Insured: MBIA
5.500% 07/01/23	2,890,000	3,351,013
Series 2006 A,
5.250% 07/01/22	3,500,000	3,943,625
MA Boston Special Obligation
Convention Center,
Series 2002 A,
Insured: AMBAC
5.000% 05/01/19	1,500,000	1,569,585
MA Special Obligation & Revenue
Consolidated Loan:
Series 1997 A,
5.500% 06/01/13	1,000,000	1,091,310
Series 2002 A,
Insured: FGIC
5.000% 06/01/10	1,500,000	1,557,690
Series 2004 A,
Insured: FGIC
5.250% 01/01/19	750,000	837,398
Series 2005,
Insured: FGIC
5.250% 01/01/21	2,810,000	3,156,389
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998,
Insured: MBIA
5.250% 07/01/13	2,675,000	2,757,015
Special Non-Property Tax Total		30,785,561
State Appropriated – 2.9%
MA Development Finance Agency
Visual & Performing Arts Project,
Series 2000:
5.750% 08/01/13	1,030,000	1,130,425
6.000% 08/01/17	540,000	613,877
6.000% 08/01/21	1,200,000	1,392,984
MA Route 3 North Transit Improvement Association
Series 2000,

9

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
Insured: MBIA:
5.750% 06/15/13	1,000,000	1,060,470
5.750% 06/15/14	2,000,000	2,120,940
5.750% 06/15/15	2,000,000	2,120,940
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
Insured: AMBAC
5.250% 08/01/30	500,000	531,565
State Appropriated Total		8,971,201
State General Obligations – 16.2%
MA State
Series 1997 A,
Insured: AMBAC
5.750% 08/01/09	2,000,000	2,094,620
Series 2002 D,
Insured: AMBAC
5.500% 08/01/18	3,500,000	3,973,235
Series 2003 D:
5.500% 10/01/17	5,000,000	5,629,550
Insured: AMBAC
5.500% 10/01/19	5,000,000	5,723,250
Insured: MBIA
5.500% 10/01/20	2,500,000	2,874,600
Series 2004 A,
Insured: FSA
5.250% 08/01/20	5,000,000	5,613,700
Series 2004 B,
5.250% 08/01/20	3,000,000	3,351,660
Series 2004 C:
Insured: AMBAC
5.500% 12/01/24	5,000,000	5,837,400
Insured: MBIA
5.500% 12/01/19	3,795,000	4,349,487
Series 2006 B,
Insured: FSA
5.250% 09/01/22	4,000,000	4,510,920
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA
6.000% 07/01/09	500,000	526,095
Series 2004 A,
5.000% 07/01/30	1,900,000	1,975,696
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J,
Insured: AMBAC
5.000% 07/01/36	2,000,000	2,111,420

10

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
Series 2006 A,
5.250% 07/01/22	850,000	913,317
State General Obligations Total		49,484,950
TAX-BACKED TOTAL		135,142,720
TRANSPORTATION – 6.9%
Airports – 3.1%
MA Port Authority
Series 2003 A,
Insured: MBIA
5.000% 07/01/16	3,000,000	3,190,020
Series 2005 C,
Insured: AMBAC:
5.000% 07/01/15	1,500,000	1,618,485
5.000% 07/01/22	4,500,000	4,772,520
Airports Total		9,581,025
Toll Facilities – 1.9%
MA Turnpike Authority
Metropolitan Highway Systems Revenue:
Series 1997 A,
Insured: MBIA
5.000% 01/01/37	2,000,000	2,029,840
Series 1999 A,
Insured: AMBAC:
5.000% 01/01/39	1,500,000	1,529,265
5.125% 01/01/09	1,000,000	1,025,170
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: FGIC
5.000% 07/01/10	1,000,000	1,039,710
Toll Facilities Total		5,623,985
Transportation – 1.9%
MA Federal Highway Capital Appreciation
Series 1998 A,
(b) 06/15/15	4,000,000	2,836,240
MA Federal Highway Grant Anticipation Notes
Series 2000 A,
5.750% 06/15/09	1,000,000	1,044,250
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
Series 2004 B,

11

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
5.000% 03/01/18	1,900,000	2,033,855
Transportation Total		5,914,345
TRANSPORTATION TOTAL		21,119,355
UTILITIES – 8.1%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
Series 2001 A,
Insured: MBIA
5.000% 07/01/11	2,500,000	2,614,625
Joint Power Authority Total		2,614,625
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12	1,000,000	1,107,780
Municipal Electric Total		1,107,780
Water & Sewer – 6.9%
MA Water Resource Authority
Series 1993 C,
6.000% 12/01/11	2,000,000	2,153,220
Series 1998 B,
Insured: FSA
5.500% 08/01/15	1,165,000	1,297,693
Series 2002 J,
Insured: FSA:
5.250% 08/01/14	2,870,000	3,127,267
5.250% 08/01/15	3,000,000	3,292,440
5.250% 08/01/18	1,000,000	1,110,430
Series 2005 A,
Insured: MBIA
5.250% 08/01/17	6,000,000	6,642,240
Series 2007 B,
Insured: FSA
5.250% 08/01/23	3,000,000	3,387,570
Water & Sewer Total		21,010,860
UTILITIES TOTAL		24,733,265

Total Municipal Bonds (cost of $295,659,534)		301,994,169

	Shares
Investment Company – 0.1%
Dreyfus Tax-Exempt Cash Management Fund	213,721	213,721

Total Investment Company (cost of $213,721)		213,721

12

	Par ($)	Value ($)

Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES (c) – 2.3%
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
SPA: Sun Trust Bank N.A.
3.700% 08/01/25	900,000	900,000
IL Health Facilities Authority
University of Chicago Hospital,
Series 1994,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.750% 08/15/26	1,100,000	1,100,000
MA Health & Educational Facilities Authority
Series 1985 C,
Insured: MBIA,
SPA: State Street Bank & Trust Co.
3.590% 07/01/10	1,000,000	1,000,000
Series 1985 D,
Insured: MBIA,
SPA: State Street Bank & Trust Co.
3.650% 01/01/35	760,000	760,000
MA Water Resources Authority
Series 2002 D,
LOC: Landesbank Baden-Wurttemberg
3.700% 08/01/17	1,000,000	1,000,000
MI Eastern University
Series 2001,
Insured: FGIC,
SPA: Dexia Credit Local
3.730% 06/01/27	300,000	300,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
3.700% 06/01/23	1,400,000	1,400,000
NY New York City Municipal Water Finance Authority
Series 1994 G,
Insured: FGIC
3.670% 06/15/24	200,000	200,000
TX Harris County Health Facilities Development Corp.
Texas Childrens Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.720% 10/01/29	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL		6,960,000

Total Short-Term Obligations (cost of $6,960,000)		6,960,000

13

Value ($)
Total Investments – 101.2% (cost of $302,833,255)(d)(e)	309,167,890

Other Assets & Liabilities, Net – (1.2)%	(3,613,652)

Net Assets – 100.0%	305,554,238

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(d)	Cost for federal income tax purposes is $302,763,197.

(e)	Unrealized appreciation and depreciation at January 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,179,416	$(774,723)	$6,404,693

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

	Par ($)	Value ($)*

Municipal Bonds – 100.0%
EDUCATION – 20.1%
Education – 18.1%
MA College Building Authority
Series 1994 A,
7.500% 05/01/14	1,825,000	2,184,507
MA Development Finance Agency
Babson College,
Series 2005 A,
Insured: MBIA
4.375% 10/01/35	500,000	486,035
Boston University,
Series 1999 P,
6.000% 05/15/59	1,000,000	1,228,170
College of Pharmacy & Allied Health Services,
Series 2003 C,
5.750% 07/01/33	1,000,000	1,071,850
College of The Holy Cross,
Series 2002,
Insured: AMBAC
5.250% 09/01/32	4,000,000	4,668,440
Emerson College,
Series 2006,
5.000% 01/01/23	2,500,000	2,633,800
MA Health & Educational Facilities Authority
Harvard University:
Series 1991 N,
6.250% 04/01/20	2,675,000	3,289,340
Series 2005,
5.000% 07/15/35	1,500,000	1,584,630
Massachusetts Institute of Technology:
Series 2002 K:
5.375% 07/01/17	4,250,000	4,782,270
5.500% 07/01/32	1,500,000	1,808,115
Series 2003 L,
5.000% 07/01/18	2,500,000	2,744,100
Tufts University,
Series 2002 J:
5.500% 08/15/16	1,250,000	1,404,625
5.500% 08/15/18	1,000,000	1,140,520
MA University of Massachusetts Building Authority
Series 2003-1,
Insured: AMBAC
5.250% 11/01/14	1,155,000	1,249,029
Education Total		30,275,431
Prep School – 1.2%
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,
6.100% 07/01/19	1,000,000	1,021,160

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
MA Industrial Finance Agency
Cambridge Friends School,
Series 1998,
5.750% 09/01/18	1,000,000	1,019,680
Prep School Total		2,040,840
Student Loan – 0.8%
MA Educational Financing Authority
Series 2002 E, AMT,
Insured: AMBAC
5.000% 01/01/13	1,340,000	1,375,148
Student Loan Total		1,375,148
EDUCATION TOTAL		33,691,419
HEALTH CARE – 12.9%
Continuing Care Retirement – 1.2%
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/18	950,000	967,062
MA Development Finance Agency
Loomis House, Inc.,
Series 2002 A,
6.900% 03/01/32	1,000,000	1,093,910
Continuing Care Retirement Total		2,060,972
Health Services – 0.7%
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999,
5.750% 02/01/29	1,200,000	1,242,372
Health Services Total		1,242,372
Hospitals – 7.9%
MA Development Finance Agency
Massachusetts Biomedical Research Corp.,
Series 2000,
6.250% 08/01/20	1,000,000	1,081,860
MA Health & Educational Facilities Authority
Covenant Health System,
Series 2002,
6.000% 07/01/31	1,000,000	1,079,460
Jordan Hospital,
Series 2003 E,
6.750% 10/01/33	1,500,000	1,647,135
Milford-Whitinsville Regional Hospital,
Series 2002 D,
6.350% 07/15/32	500,000	537,620
MA Industrial Finance Agency
Massachusetts Biomedical Research Corp.,
Series 1989 A-2:

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
(a) 08/01/10	8,000,000	6,974,080
(a) 08/01/08	2,000,000	1,889,000
Hospitals Total		13,209,155
Intermediate Care Facilities – 1.0%
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.500% 01/01/35	750,000	765,877
New England Center for Children,
Series 1998,
5.875% 11/01/18	875,000	886,620
Intermediate Care Facilities Total		1,652,497
Nursing Homes – 2.1%
MA Development Finance Agency
AHF/Woodlawn Manor, Inc.:
Series 2000 A,
7.750% 12/01/27(b)(c)	1,328,000	531,200
Series 2000 B,
10.250% 06/01/27(b)(c)(d)	417,373	12,521
MA Industrial Finance Agency
Chelsea Jewish Nursing Home,
Series 1997 A,
Insured: FHA
6.500% 08/01/37	870,000	922,183
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	2,080,000	2,038,067
Nursing Homes Total		3,503,971
HEALTH CARE TOTAL		21,668,967
HOUSING – 0.9%
Multi-Family – 0.9%
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	1,500,000	1,542,675
Multi-Family Total		1,542,675
HOUSING TOTAL		1,542,675
OTHER – 19.7%
Other – 1.5%
MA Development Finance Agency
WGBH Educaional Foundation,
Series 2002 A,
Insured: AMBAC
5.750% 01/01/42	2,000,000	2,491,900
Other Total		2,491,900
Pool/Bond Bank – 2.4%
MA Water Pollution Abatement Trust
Series 1999 A,
6.000% 08/01/17	2,445,000	2,874,244

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
Series 2002-8,
5.000% 08/01/17	20,000	21,003
Series 2005-11,
4.750% 08/01/23	25,000	25,884
Series 2006,
5.250% 08/01/24	1,000,000	1,131,870
Pool/Bond Bank Total		4,053,001
Refunded/Escrowed(e) – 15.8%
MA College Building Authority
Series 1999 A,
Insured: MBIA,
Escrowed to Maturity:
(a) 05/01/18	7,760,000	4,872,349
(a) 05/01/23	6,000,000	3,010,200
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
5.875% 12/01/22	905,000	990,142
MA Health & Educational Facilities Authority
Winchester Hospital,
Series 2000 E,
Pre-refunded 07/01/10,
6.750% 07/01/30	1,000,000	1,089,970
MA Port Authority
Series 1999C,
Pre-refunded 01/01/10,
5.750% 07/01/29(f)	3,000,000	3,189,420
MA State
Series 1990 B,
Insured: FGIC,
Escrowed to Maturity,
7.000% 07/01/09	1,385,000	1,443,281
Series 2002 E,
Insured: FSA,
Pre-refunded 01/01/13,
5.250% 01/01/20	2,000,000	2,147,920
MA Turnpike Authority
Series 1993 A,
Escrowed to Maturity,
5.000% 01/01/20	7,000,000	7,546,980
MA Water Pollution Abatement Trust
Series 2001-7,
Pre-refunded 08/01/11,
5.250% 02/01/14	515,000	545,184
Series 2005-11,
Pre-refunded 08/01/15,
4.750% 08/01/23	1,475,000	1,570,241

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(e) – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
6.000% 08/01/26	50,000	62,279
Refunded/Escrowed Total		26,467,966
OTHER TOTAL		33,012,867
OTHER REVENUE – 1.2%
Hotels – 1.2%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC,
Series 2002, AMT,
6.500% 09/01/35	1,975,000	2,043,928
Hotels Total		2,043,928
OTHER REVENUE TOTAL		2,043,928
TAX-BACKED – 20.9%
Local General Obligations – 0.9%
MA Norwell
Series 2003,
Insured: FGIC
5.000% 11/15/22	1,410,000	1,558,078
Local General Obligations Total		1,558,078
Special Non-Property Tax – 5.8%
MA Bay Transportation Authority
Series 2004 C,
5.250% 07/01/21	1,500,000	1,686,315
Series 2005 B,
Insured: MBIA
5.500% 07/01/27	1,000,000	1,180,050
MA State Special Obligation Dedicated Tax Revenue
Series 2005,
Insured: FGIC
5.500% 01/01/30	2,500,000	2,979,325
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA
5.500% 07/01/14	2,000,000	2,215,160
Series 2006 BB,
Insured: FSA
5.250% 07/01/22	1,500,000	1,686,465
Special Non-Property Tax Total		9,747,315
State Appropriated – 1.1%
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A,

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
Insured: AMBAC
5.375% 06/01/15	1,000,000	1,107,930
Series 2002 E,
6.000% 08/01/26	550,000	657,910
State Appropriated Total		1,765,840
State General Obligations – 13.1%
MA Bay Transportation Authority
Series 1991 A,
Insured: MBIA
7.000% 03/01/21	1,500,000	1,873,290
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	3,725,000	4,247,170
Series 1994 A:
7.000% 03/01/10	3,000,000	3,269,670
Insured: FGIC
7.000% 03/01/11	2,000,000	2,234,500
Series 1994,
Insured: FGIC
7.000% 03/01/14	1,250,000	1,488,363
MA State
Series 2001 D,
5.500% 11/01/15	1,000,000	1,115,470
Series 2003 D,
Insured: AMBAC
5.500% 10/01/19	450,000	515,093
Series 2004 B,
5.250% 08/01/22	1,000,000	1,122,390
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 C,
5.500% 07/01/14	500,000	544,025
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A,
Insured: AMBAC
5.375% 06/01/19	2,190,000	2,471,656
PR Commonwealth of Puerto Rico
Public Improvement:
Series 1998,
5.250% 07/01/18	1,000,000	1,089,680
Series 2001,
Insured: FSA

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
5.500% 07/01/16	1,750,000	1,971,777
State General Obligations Total		21,943,084
TAX-BACKED TOTAL		35,014,317
TRANSPORTATION – 5.7%
Airports – 2.5%
MA Port Authority
Series 1999 600R, AMT,
Insured: FGIC
7.535% 01/01/21(g)	1,000,000	1,121,720
Series 1999 D, AMT,
6.000% 07/01/29(f)	3,000,000	3,174,090
Airports Total		4,295,810
Toll Facilities – 0.7%
MA Turnpike Authority
Series 1997 C,
Insured: MBIA
(a) 01/01/20	2,000,000	1,147,160
Toll Facilities Total		1,147,160
Transportation – 2.5%
MA Federal Highway
Series 1998 A,
Insured: FSA
5.250% 12/15/12	1,500,000	1,614,255
Series 1998 B,
Insured: MBIA
(a) 06/15/12	3,145,000	2,543,582
Transportation Total		4,157,837
TRANSPORTATION TOTAL		9,600,807
UTILITIES – 18.6%
Joint Power Authority – 1.4%
MA Municipal Wholesale Electric Co.
Series 2001 3-A,
Insured: MBIA
5.250% 07/01/13	1,180,000	1,263,095
Series 2001 6-A,
Insured: MBIA
5.250% 07/01/14	1,000,000	1,070,420
Joint Power Authority Total		2,333,515
Municipal Electric – 1.6%
MA Development Finance Agency
Devens Electric System,
Series 2001,
6.000% 12/01/30	1,000,000	1,076,970
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN,
Insured: MBIA

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
5.250% 07/01/21	1,360,000	1,525,757
Municipal Electric Total		2,602,727
Water & Sewer – 15.6%
MA Boston Water & Sewer Commission
Series 1992 A,
5.750% 11/01/13	1,000,000	1,071,420
Series 1993 A,
5.250% 11/01/19	4,750,000	5,292,925
MA Water Resources Authority
Series 1992 A,
6.500% 07/15/19	5,100,000	6,047,682
Series 1993 C:
5.250% 12/01/15	2,750,000	2,968,130
Insured: AMBAC
5.250% 12/01/15	1,000,000	1,081,980
Series 1995 B,
Insured: MBIA
6.250% 12/01/13	5,000,000	5,737,300
Series 2002 J,
Insured: FSA:
5.250% 08/01/19	1,000,000	1,115,760
5.500% 08/01/21	2,500,000	2,870,850
Water & Sewer Total		26,186,047
UTILITIES TOTAL		31,122,289

Total Municipal Bonds (cost of $156,874,109)		167,697,269

	Shares
Investment Company – 0.0%
Dreyfus Massachusetts Municipal Money Market Fund	43	43

Total Investment Company (cost of $43)		43

	Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES (h) – 1.1%
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
SPA: SunTrust Bank N.A.
3.680% 08/01/25	300,000	300,000
IL Health Facilities Authority
University of Chicago Hospital,
Series 1994,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.660% 08/15/26	100,000	100,294

8

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (h) – (continued)
MA Health & Educational Facilities Authority
Series 1985 D,
Insured: MBIA,
SPA: State Street Bank & Trust Co.
3.640% 01/01/35	700,000	700,000
MA Water Resources Authority
Series 2002 D,
LOC: Landesbank Baden-Wurttemberg
3.680% 08/01/17	800,000	800,000
VARIABLE RATE DEMAND NOTES TOTAL		1,900,294

Total Short-Term Obligations (cost of $1,900,294)		1,900,294

Total Investments – 101.1% (cost of $158,774,446)(i)(j)		169,597,606

Other Assets & Liabilities, Net – (1.1)%		(1,844,172)

Net Assets – 100.0%		167,753,434

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At January 31, 2007, the value of these securities amounted to $543,721, which represents 0.3% of net assets.

(c)	Illiquid security.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate transaction in which the Fund aquired the residual interest. These securities amount to $6,363,510 and serve as collateral in the transactions.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2007.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(i)	Cost for federal income tax purposes is $158,443,355.

9

(j)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,372,005	$(1,217,754)	$11,154,251

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia New York Tax-Exempt Fund

	Par ($)	Value ($)*

Municipal Bonds – 98.6%
EDUCATION – 11.5%
Education – 10.8%
NY Dormitory Authority
Cornell University,
Series 2006 B,
5.000% 07/01/31	1,000,000	1,060,060
New York University:
Series 1998 A,
Insured: MBIA
5.750% 07/01/27	2,000,000	2,409,760
Series 2001 1,
Insured: AMBAC:
5.500% 07/01/14	945,000	1,044,092
5.500% 07/01/40	1,000,000	1,193,560
Pace University,
Series 1997,
Insured: MBIA
6.500% 07/01/11	1,000,000	1,107,930
St. John’s University,
Series 2007 C,
Insured: MBIA
5.250% 07/01/30(a)	1,000,000	1,152,190
University of Rochester:
Series 2000 A,
Insured: MBIA
(b) 07/01/14 (5.700% 07/01/10)	370,000	331,239
Series 2007,
5.000% 07/01/27(a)	1,000,000	1,057,650
Education Total		9,356,481
Prep School – 0.7%
NY New York City Industrial Development Agency
Marymount School Academy,
Series 2001,
Insured: ACA
5.125% 09/01/21	625,000	646,300
Prep School Total		646,300
EDUCATION TOTAL		10,002,781
HEALTH CARE – 6.8%
Continuing Care Retirement – 2.5%
NY Dormitory Authority
Miriam Osborn Memorial Home,
Series 2000 B,
Insured: ACA
6.875% 07/01/19	1,000,000	1,100,950
NY Suffolk County Industrial Development Agency
Active Retirement Community,
Series 2006,
5.000% 11/01/28	1,000,000	1,015,350
Continuing Care Retirement Total		2,116,300

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 1.9%
NY Dormitory Authority
Kaleida Health,
Series 2006,
Insured: FHA
4.700% 02/15/35	1,000,000	1,006,860
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2004 A,
5.000% 12/01/13	250,000	258,605
NY Yonkers Industrial Development Agency
St. John’s Riverside Hospital,
Series 2001 A,
6.800% 07/01/16	380,000	404,487
Hospitals Total		1,669,952
Nursing Homes – 2.4%
NY Amherst Industrial Development Agency
Beechwood Health Care Center,
Series 2007,
5.200% 01/01/40	750,000	755,273
NY Essex County Industrial Development Agency
Moses Ludington Nursing Home,
Series 2000 A,
Insured: FHA
6.200% 02/01/30	1,235,000	1,332,713
Nursing Homes Total		2,087,986
HEALTH CARE TOTAL		5,874,238
HOUSING – 3.6%
Assisted Living/Senior – 3.6%
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A,
5.875% 05/01/19	1,500,000	1,535,325
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999:
6.150% 06/01/19	1,000,000	1,013,660
6.200% 06/01/29	615,000	623,389
Assisted Living/Senior Total		3,172,374
HOUSING TOTAL		3,172,374
OTHER – 16.0%
Other – 0.7%
NY Westchester County Industrial Development Agency

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	550,000	583,814
Other Total		583,814
Pool/Bond Bank – 2.6%
NY Environmental Facilities Corp.
Series 2005 B,
5.500% 04/15/35	1,000,000	1,209,850
Series 2006 A,
4.750% 06/15/31	1,000,000	1,028,920
Pool/Bond Bank Total		2,238,770
Refunded/Escrowed(c) – 12.7%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA
(d) 07/01/25	3,000,000	1,380,300
Series 1990 B,
Escrowed to Maturity,
7.500% 05/15/11	405,000	443,714
Series 2000 A,
Pre-refunded 07/01/10,
Insured: MBIA
(b) 07/01/14 (5.700% 07/01/10)	630,000	561,387
NY Greece Central School District
Series 1992,
Escrowed to Maturity,
Insured: FGIC
6.000% 06/15/16	950,000	1,106,930
NY Metropolitan Transportation Authority
Series 1993 O,
Escrowed to Maturity,
5.500% 07/01/17	1,000,000	1,117,730
Series 1998 A,
Pre-refunded 10/01/15,
Insured: FGIC
4.500% 04/01/18	2,000,000	2,094,180
NY New York City Cultural Trust
American Museum of Natural History,
Series 1999 A,
Pre-refunded 07/01/29,
Insured: AMBAC
5.750% 07/01/29	1,500,000	1,584,495
NY Suffolk County Industrial Development Agency
Series 1999 A,
Pre-refunded 11/01/09,
7.200% 11/01/19	600,000	654,774
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Escrowed to Maturity,
5.500% 01/01/17	1,300,000	1,435,850

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
Series 1993 B,
Escrowed to Maturity,
5.000% 01/01/20	500,000	544,635
NY Urban Development Corp.
Series 2002 A:
Pre-refunded 01/01/11,
5.500% 01/01/17	105,000	111,750
Refunded/Escrowed Total		11,035,745
OTHER TOTAL		13,858,329
TAX-BACKED – 37.1%
Local Appropriated – 0.8%
NY Dormitory Authority
Westchester County,
Series 1998,
(d) 08/01/19	1,200,000	715,488
Local Appropriated Total		715,488
Local General Obligations – 2.0%
NY Mount Sinai School District
Series 1992,
Insured: AMBAC
6.200% 02/15/19	1,005,000	1,213,739
NY New York City
Series 2007 C,
4.250% 01/01/29	500,000	478,645
Local General Obligations Total		1,692,384
Special Non-Property Tax – 16.1%
NY Local Government Assistance Corp.
Series 1993 C,
5.500% 04/01/17	2,100,000	2,344,440
Series 1993 E:
5.000% 04/01/21	6,650,000	7,218,775
6.000% 04/01/14	3,945,000	4,393,704
Special Non-Property Tax Total		13,956,919
State Appropriated – 15.7%
NY Dormitory Authority
City University:
Series 1990 C,
7.500% 07/01/10	1,070,000	1,136,479
Series 1993 A,
5.500% 05/15/13	3,500,000	3,762,150
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26	1,500,000	1,597,320

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
New York University,
Series 1990 B,
7.500% 05/15/11	555,000	607,098
Series 1993,
6.000% 07/01/20	2,000,000	2,345,360
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,000,000	1,151,190
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	490,000	517,974
NY Urban Development Corp.
Series 2002 A,
5.500% 01/01/17	1,395,000	1,475,812
Series 1993 A,
Insured: FSA
5.500% 01/01/14	1,000,000	1,077,620
State Appropriated Total		13,671,003
State General Obligations – 2.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
6.250% 07/01/12	2,000,000	2,206,880
State General Obligations Total		2,206,880
TAX-BACKED TOTAL		32,242,674
TRANSPORTATION – 10.7%
Air Transportation – 1.9%
NY New York City Industrial Development Agency
Terminal One Group Association LP,
Series 2002, AMT,
5.500% 01/01/24	1,500,000	1,609,110
Air Transportation Total		1,609,110
Toll Facilities – 2.6%
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA:
5.500% 11/15/18	1,000,000	1,142,870
5.500% 11/15/20	1,000,000	1,155,430
Toll Facilities Total		2,298,300
Transportation – 6.2%
NY Metropolitan Transportation Authority
Series 2002 E,
Insured: MBIA
5.500% 11/15/14	1,500,000	1,663,290
Series 2005 B,
Insured: AMBAC
5.250% 11/15/23	1,250,000	1,418,250

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NY Port Authority of New York & New Jersey
Series 1993,
5.375% 03/01/28	2,000,000	2,294,800
Transportation Total		5,376,340
TRANSPORTATION TOTAL		9,283,750
UTILITIES – 12.9%
Independent Power Producers – 1.1%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	1,000,000	992,210
Independent Power Producers Total		992,210
Investor Owned – 3.1%
NY Energy & Research Development Authority
Brooklyn Union Gas Co.:
Series 1993, IFRN,
8.852% 04/01/20(e)	1,500,000	1,639,740
Series 2005 A, AMT,
Insured: FGIC
4.700% 02/01/24	1,000,000	1,015,480
Investor Owned Total		2,655,220
Municipal Electric – 5.2%
NY Long Island Power Authority
Series 2000 A,
Insured: FSA:
(d) 06/01/15	1,500,000	1,075,875
(d) 06/01/18	1,000,000	629,900
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
Insured: MBIA
5.500% 07/01/15	1,500,000	1,676,445
Series 2003 NN,
Insured: MBIA
5.250% 07/01/21	1,000,000	1,121,880
Municipal Electric Total		4,504,100
Water & Sewer – 3.5%
NY New York City Municipal Water Finance Authority
Water & Sewer System:
Series 2001 D,
(d) 06/15/17	3,000,000	1,976,280
Series 2004 B,

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
5.000% 06/15/36	1,000,000	1,044,920
Water & Sewer Total		3,021,200
UTILITIES TOTAL		11,172,730

Total Municipal Bonds (cost of $78,243,706)		85,606,876

	Shares
Investment Company – 0.0%
Dreyfus Cash Management Plus, Inc.	1	1

Total Investment Company (cost of $1)		1

	Par ($)	Value ($)
Short-Term Obligations – 1.0%
VARIABLE RATE DEMAND NOTES(f) – 1.0%
NY Jay Street Development Corp.
Series 2005 A,
LOC: Depfa Bank PLC
3.650% 05/01/22	400,000	400,000
NY New York City Municipal Water Finance Authority
Series 1994 G,
Insured: FGIC
3.650% 06/15/24	300,000	300,000
NY New York City
Series 1993 A-7,
LOC: Morgan Guaranty Trust
3.650% 08/01/20	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		900,000

Total Short-Term Obligations (cost of $900,000)		900,000

7

Value ($)
Total Investments – 99.6% (cost of $79,143,707)(g)(h)	86,506,877

Other Assets & Liabilities, Net – 0.4%	313,723

Net Assets – 100.0%	86,820,600

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2007.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(g)	Cost for federal income tax purposes is $78,553,001.

(h)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,988,613	$(34,737)	$7,953,876

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration

8

FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

9

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 99.3%
EDUCATION – 5.1%
Education – 5.1%
NJ Educational Facilities Authority
Drew University,
Series 2003 A,
Insured: FGIC
5.250% 07/01/20	1,000,000	1,123,240
Seton Hall University Project,
Series 2001 A,
Insured: AMBAC
5.250% 07/01/16	200,000	211,266
Stevens Institute of Technology:
Series 1998 I,
5.000% 07/01/09	200,000	203,956
Series 2002 B,
5.000% 07/01/10	1,120,000	1,155,762
NJ Rutgers State University
Series 1997 U,
5.000% 05/01/14	500,000	511,750
Education Total		3,205,974
EDUCATION TOTAL		3,205,974
HEALTH CARE – 6.3%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	500,000	505,590
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	400,000	430,212
Continuing Care Retirement Total		935,802
Hospitals – 4.8%
NJ Health Care Facilities Financing Authority
South Jersey Hospital,
Series 2006,
5.000% 07/01/20	500,000	520,950
NJ Economic Development Authority
University of Medicine and Dentistry of New Jersey,
Series 2000,
Insured: AMBAC
5.500% 06/01/09	315,000	327,332
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/18	575,000	585,252
Hackensack University Medical Center:
Series 1998 A,
Insured: MBIA
5.000% 01/01/18	500,000	508,660
Series 2000:

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.700% 01/01/11	500,000	525,695
5.875% 01/01/15	500,000	526,190
Hospitals Total		2,994,079
HEALTH CARE TOTAL		3,929,881
HOUSING – 1.5%
Multi-Family – 1.5%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing:
Series 2000 B,
Insured: FSA
6.050% 11/01/17	250,000	261,395
Series 2000 E-2,
Insured: FSA
5.750% 11/01/25	135,000	140,497
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal,
Series 2004 A,
5.000% 08/15/18	500,000	520,040
Multi-Family Total		921,932
HOUSING TOTAL		921,932
OTHER – 21.1%
Pool/Bond Bank – 2.1%
NJ Environmental Infrastructure Trust
Series 1998,
Insured: FGIC
5.000% 04/01/12	500,000	516,385
NJ Monmouth County Improvement Authority
Series 1995,
Insured: FSA
5.450% 07/15/13	305,000	311,481
Series 2000,
Insured: AMBAC
5.000% 12/01/12	500,000	520,485
Pool/Bond Bank Total		1,348,351
Refunded/Escrowed(a) – 16.5%
NJ Atlantic County Improvement Authority
Series 1985,
Escrowed to Maturity,
Insured: MBIA
7.375% 07/01/10	215,000	228,463
NJ Bayonne Municipal Utilities Authority
Series 1997,
Escrowed to Maturity,
Insured: MBIA
5.000% 01/01/12	500,000	510,350

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Cherry Hill Township
Series 1999,
Pre-refunded 07/15/09,
Insured: FGIC
5.250% 07/15/19	500,000	518,140
NJ Delaware River and Bay Authority
Series 2000 A,
Pre-refunded 01/01/10,
Insured: AMBAC
5.400% 01/01/14	250,000	263,390
NJ Economic Development Authority
School Facilities Construction,
Series 2001 A,
Pre-refunded 06/15/11,
Insured: AMBAC
5.250% 06/15/18	200,000	211,820
NJ Educational Facilities Authority
Princeton University,
Series 1999 B,
Pre-refunded 07/01/09,
5.125% 07/01/19	1,000,000	1,032,860
Rowan University,
Series 2000 B,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/19	250,000	262,078
William Patterson University,
Series 2000 A,
Pre-refunded 07/01/10,
Insured: FGIC
5.375% 07/01/21	500,000	526,140
NJ Environmental Infrastructure Trust
Series 2000 A,
Pre-refunded 09/01/10,
5.250% 09/01/20	500,000	529,635
NJ Essex County Improvement Authority
Lease Revenue,
Series 2000,
Pre-refunded 10/01/10,
Insured: FGIC
5.250% 10/01/11	500,000	525,795
NJ Highway Authority
Garden State Parkway:
Series 1989,
Escrowed to Maturity,
6.000% 01/01/19	1,000,000	1,171,970
Series 1999,
Pre-refunded 01/01/10,
Insured: FGIC
5.600% 01/01/17	300,000	318,051
NJ Pleasantville School District
Series 1998,
Pre-refunded 02/15/08,
Insured: MBIA
5.000% 02/15/11	500,000	506,710
NJ Randolph Township School District
Series 1998,

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
Pre-refunded 08/01/08,
Insured: FGIC
5.000% 08/01/15	500,000	508,740
NJ State
Certificates of Participation,
Series 1998 A,
Escrowed to Maturity,
Insured: AMBAC
5.000% 06/15/14	500,000	536,910
NJ Transportation Trust Fund Authority
Transportation Systems,
Series 1999 A,
Escrowed to Maturity,
5.750% 06/15/15	1,000,000	1,132,610
NJ Trenton
Series 2000,
Pre-refunded 03/01/09,
Insured: FGIC
5.700% 03/01/19	250,000	262,295
NJ Turnpike Authority
Series 2000 A,
Pre-refunded 01/01/10,
Insured: MBIA
5.750% 01/01/19	295,000	311,313
NJ Vernon Township Board of Education
Series 1999,
Pre-refunded 12/01/09,
Insured: FGIC
5.375% 12/01/19	300,000	313,464
NJ West Deptford Township
Series 2000,
Pre-refunded 09/01/10,
Insured: FGIC
5.500% 09/01/20	400,000	423,528
NJ West Orange Board of Education
Certificates of Participation,
Series 1999,
Pre-refunded 10/01/09,
Insured: MBIA
5.625% 10/01/29	250,000	264,433
Refunded/Escrowed Total		10,358,695
Tobacco – 2.5%
NJ Tobacco Settlement Financing Corp.
Series 2007,
4.500% 06/01/23	500,000	490,335
Series 2002,

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
5.375% 06/01/18	1,000,000	1,072,340
Tobacco Total		1,562,675
OTHER TOTAL		13,269,721
OTHER REVENUE – 1.3%
Hotels – 1.3%
NJ Middlesex County Import Authority
Heldrich Associates,
Series 2005 A,
5.000% 01/01/20	815,000	827,209
Hotels Total		827,209
OTHER REVENUE TOTAL		827,209
TAX-BACKED – 49.6%
Local Appropriated – 5.4%
NJ Bergen County Improvement Authority
Series 2005,
5.000% 11/15/23	1,000,000	1,104,540
NJ Camden County Improvement Authority
Series 2006,
Insured: AMBAC
4.000% 09/01/21	1,140,000	1,104,398
NJ East Orange Board of Education
Certificates of Participation,
Series 1998,
Insured: FSA
(b) 02/01/18	1,000,000	633,730
NJ Essex County Improvement Authority
Series 1996,
Insured: AMBAC
5.000% 12/01/08	250,000	255,222
NJ Middlesex County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.500% 08/01/17	250,000	266,150
Local Appropriated Total		3,364,040
Local General Obligations – 23.9%
NJ Cherry Hill Township
Series 1999 B,
5.250% 07/15/11	500,000	530,270
NJ Flemington Raritan Regional School District
Series 2000,
Insured: FGIC
5.700% 02/01/15	400,000	451,976
NJ Freehold Regional High School District
Series 2001,
Insured: FGIC
5.000% 03/01/20	1,205,000	1,330,669

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Greenwich Township Board of Education
Series 1998,
Insured: FSA:
5.000% 01/15/13	500,000	505,615
5.000% 01/15/14	800,000	808,984
NJ Kearny
Series 1997,
Insured: FGIC
5.250% 02/15/08	600,000	610,212
NJ Manalapan Englishtown Regional Board of Education
Series 2004,
Insured: FGIC
5.750% 12/01/20	1,325,000	1,561,698
NJ Mercer County Improvement Authority
Series 1998 B,
Insured: FGIC
5.000% 02/15/14	250,000	255,453
NJ Middlesex County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.000% 08/01/12	500,000	522,920
Series 1998,
5.000% 10/01/09	500,000	517,110
NJ North Brunswick Township Board of Education
Series 1997,
Insured: FGIC
5.000% 05/15/12	1,000,000	1,013,320
NJ Ocean County Utilities Authority
Wastewater Revenue,
Series 2001,
5.250% 01/01/18	1,000,000	1,057,540
NJ Parsippany-Troy Hills Township
Series 1997,
Insured: MBIA
5.000% 12/01/15	500,000	514,710
NJ Passaic County
Series 2003,
Insured: FSA
5.200% 09/01/16	1,500,000	1,663,110
NJ Summit
Series 2001,
5.250% 06/01/16	1,205,000	1,338,357
NJ Union County
General Improvement,
Series 1999,
5.125% 02/01/16	250,000	260,860

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Washington Township Board of Education Mercer County
Series 2005,
Insured: FSA:
5.250% 01/01/26	1,330,000	1,512,862
5.250% 01/01/28	500,000	572,580
Local General Obligations Total		15,028,246
Special Non-Property Tax – 5.4%
IL Dedicated Tax Capital Appreciation
Series 1990,
Insured: AMBAC
(b) 12/15/17	3,000,000	1,901,130
NJ Economic Development Authority
Series 2004 A,
5.500% 06/15/24	750,000	786,233
Series 2004,
Insured: MBIA
(b) 07/01/21	1,255,000	681,553
Special Non-Property Tax Total		3,368,916
State Appropriated – 12.8%
NJ Economic Development Authority
Series 2000,
Insured: AMBAC
5.250% 06/15/08	250,000	255,227
Series 2001 C,
Insured: AMBAC
5.500% 06/15/12	500,000	539,945
Series 2005 A,
Insured: FSA
5.000% 03/01/19(c)	2,000,000	2,129,520
NJ Educational Facilities Authority
Series 2001 A,
5.000% 03/01/15	1,855,000	1,934,116
NJ Sports & Exposition Authority
Series 2000 C,
5.000% 03/01/11	500,000	521,325
NJ Transportation Trust Fund Authority
Series 1999 A,
5.625% 06/15/12	400,000	431,944
Series 2003 A,
Insured: AMBAC
5.500% 12/15/15	1,000,000	1,118,260
Series 2005 B,
Insured: AMBAC
5.250% 12/15/23	1,000,000	1,131,160
State Appropriated Total		8,061,497
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A,
5.000% 07/01/30	1,000,000	1,039,840

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
Series 1998,
Insured: MBIA
6.000% 07/01/16	250,000	291,680
State General Obligations Total		1,331,520
TAX-BACKED TOTAL		31,154,219
TRANSPORTATION – 5.9%
Toll Facilities – 4.1%
NJ Burlington County Bridge Commission
Series 2002,
5.250% 08/15/18	1,130,000	1,196,659
NJ Turnpike Authority
Series 2004 B,
Insured: AMBAC
(d) 01/01/35 (5.150% 01/01/15)	500,000	354,150
PA Delaware River Joint Toll Bridge Commission
Series 2003,
5.250% 07/01/11	1,000,000	1,053,840
Toll Facilities Total		2,604,649
Transportation – 1.8%
NJ Transit Corp.
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 09/15/15	1,000,000	1,111,210
Transportation Total		1,111,210
TRANSPORTATION TOTAL		3,715,859
UTILITIES – 8.5%
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 DD,
Insured: FSA
5.250% 07/01/15	250,000	258,853
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	750,000	837,900
Municipal Electric Total		1,096,753
Water & Sewer – 6.8%
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A,
Insured: FSA
5.750% 01/01/16	1,000,000	1,139,790

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NJ Middlesex County Utilities Authority
Series 1997 A,
Insured: FGIC
5.000% 12/01/12	400,000	407,888
NJ North Hudson Sewerage Authority
Sewer Revenue,
Series 2006 A,
Insured: MBIA
5.125% 08/01/17	600,000	659,466
NJ North Jersey District Water Supply Commission
Series 1997 A,
Insured: MBIA
5.000% 11/15/10	500,000	509,600
NJ Rahway Valley Sewerage Authority
Series 2005 A,
Insured: MBIA
(b) 09/01/25	1,000,000	444,100
NJ Southeast Morris County Municipal Utilities Authority
Series 2001,
Insured: MBIA
5.000% 01/01/10	1,055,000	1,091,376
Water & Sewer Total		4,252,220
UTILITIES TOTAL		5,348,973

Total Municipal Bonds (cost of $60,330,212)		62,373,768

	Shares
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	954	954

Total Investment Company (cost of $954)		954

Par ($)
Short-Term Obligations – 0.3%
VARIABLE RATE DEMAND NOTES(e) – 0.3%
WI Health & Educational Facilities Authority
Gundersen Lutheran.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.730% 12/01/15	100,000	100,000
WY Uinta County Pollution Control Revenue
Chevron USA Project Inc.,
Series 2007,

9

	Par ($)	Value ($)

Short-Term Obligations (continued)
VARIABLE RATE DEMAND NOTES (continued)
3.700% 08/15/20	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL		200,000

Total Short-Term Obligations (cost of $200,000)		200,000

Total Investments – 99.6% (cost of $60,531,166)(f)(g)		62,574,722

Other Assets & Liabilities, Net – 0.4%		240,629

Net Assets – 100.0%		62,815,351

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	A portion of this security with a market value of $106,476 is pledged as collateral for open futures contracts.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(f)	Cost for federal income tax purposes is $60,496,782.

(g)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

10

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,114,353	$(36,413)	$2,077,940

At January 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	20	$2,135,000	$2,174,310	Mar-2007	$39,310

11

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 96.1%
EDUCATION – 7.4%
Education – 6.7%
NY Dormitory Authority
Brooklyn Law School,
Series 2003 A,
Insured: RAD
5.250% 07/01/10	500,000	521,705
Fordham University,
Series 2002,
Insured: FGIC
5.000% 07/01/07	360,000	362,030
Mount Sinai School of Medicine,
Series 1995 B,
Insured: MBIA
5.700% 07/01/11	1,175,000	1,217,888
New York University:
Series 1998 A,
Insured: MBIA:
5.750% 07/01/20	2,000,000	2,349,200
6.000% 07/01/17	2,475,000	2,909,387
Series 2001 1,
Insured: AMBAC
5.500% 07/01/15	1,205,000	1,343,069
Series 2001 2,
Insured: AMBAC
5.500% 07/01/21	900,000	960,885
Education Total		9,664,164
Prep School – 0.7%
NY New York City Industrial Development Agency
Trinity Episcopal School Corp.,
Series 1997,
Insured: MBIA
5.250% 06/15/17	1,000,000	1,024,910
Prep School Total		1,024,910
EDUCATION TOTAL		10,689,074
HEALTH CARE – 8.9%
Hospitals – 7.5%
NY Dormitory Authority
Kaleida Health,
Series 2006,
Insured: FHA
4.600% 08/15/27	2,000,000	1,999,960
Long Island Jewish Medical Center,
Series 2003,
5.000% 05/01/11	820,000	849,856
New York Methodist Hospital,
Series 2004,
5.250% 07/01/24	1,000,000	1,051,960
North Shore Long Island Jewish Health,
Series 2006 A,
5.000% 11/01/19	1,000,000	1,060,110
St. John’s University,
Series 2007 C,

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Insured: MBIA
5.250% 07/01/22(a)	2,000,000	2,253,360
White Plains Hospital,
Series 2004,
Insured: FHA
4.625% 02/15/18	635,000	656,381
NY Monroe County Industrial Development Agency
Series 2005,
5.000% 08/01/22	700,000	715,071
NY New York City Health & Hospital Corp.
Series 2003 A,
Insured: AMBAC
5.000% 02/15/11	2,000,000	2,086,000
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2004 A,
5.000% 12/01/13	250,000	258,605
Hospitals Total		10,931,303
Nursing Homes – 1.4%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Inc.,
Series 2007,
4.875% 01/01/13	500,000	500,105
NY Dormitory Authority
AIDS Long Term Health Care Facility,
Series 2005,
Insured: SONYMA
5.000% 11/01/12	500,000	518,105
Gurwin Nursing Home,
Series 2005 A,
Insured: FHA
4.400% 02/15/20	945,000	960,214
Nursing Homes Total		1,978,424
HEALTH CARE TOTAL		12,909,727
HOUSING – 1.0%
Multi-Family – 0.0%
NY Housing Finance Agency Revenue
Series 1992 A,
Insured: FHA
6.950% 08/15/12	25,000	25,369
Multi-Family Total		25,369
Single-Family – 1.0%
NY Mortgage Agency Revenue
Series 2000 96,
5.200% 10/01/14	425,000	427,435
Series 2005 128,

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
4.350% 10/01/16	1,000,000	1,020,980
Single-Family Total		1,448,415
HOUSING TOTAL		1,473,784
OTHER – 24.7%
Other – 0.8%
NY New York City Industrial Development Agency
United Jewish Appeal,
Series 2004 A,
5.000% 07/01/27	625,000	654,938
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	500,000	530,740
Other Total		1,185,678
Refunded/Escrowed(b) – 23.2%
NY Dormitory Authority
City University Systems Consolidated 4th Generation,
Series 2001 A,
Pre-refunded 07/01/11,
Insured: FGIC
5.500% 07/01/16	2,280,000	2,443,818
Columbia University,
Series 2002 B,
Pre-refunded 07/01/12,
5.375% 07/01/15	1,000,000	1,082,520
Fordham University,
Series 2002,
Escrowed to Maturity,
Insured: FGIC
5.000% 07/01/07	530,000	532,926
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA
(c) 07/01/25	3,750,000	1,725,375
University Dormitory Facilities:
Series 2000 A,
Pre-refunded 07/01/10,
6.000% 07/01/30	1,000,000	1,081,640
Series 2002,
Pre-refunded 07/01/12,
5.375% 07/01/19	1,130,000	1,222,095
NY Environmental Facilities Corp.
New York City Municipal Water,
Series 1994 A,
Escrowed to Maturity,
5.750% 06/15/12	1,815,000	1,996,536
NY Long Island Power Authority
Electric Systems,
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.500% 12/01/13	2,000,000	2,205,360

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
NY Metropolitan Transportation Authority
Series 1996 A,
Pre-refunded 10/01/10,
Insured: MBIA
5.500% 04/01/16	1,000,000	1,060,780
Series 1998 A,
Pre-refunded 10/01/15,
Insured: FGIC
5.000% 04/01/23	2,000,000	2,167,260
Transportation Facilities,
Series 1999 A,
Pre-refunded 07/01/09,
6.000% 07/01/19	2,000,000	2,108,660
NY New York City Transitional Finance Authority
Series 2000 C,
Pre-refunded 05/01/10,
5.500% 11/01/29	3,000,000	3,189,420
NY Onondaga County
Series 1992,
Economically Defeased to Maturity,
5.875% 02/15/10	285,000	302,573
NY Thruway Authority
Highway & Bridge Trust Fund,
Series 2000 B-1:
Escrowed to Maturity,
Insured: FGIC
5.500% 04/01/10	1,535,000	1,616,294
Pre-refunded 04/01/10,
Insured: FGIC
5.750% 04/01/16	2,000,000	2,138,540
Second General Highway & Bridge,
Series 2003 A,
Pre-refunded 04/01/13,
Insured: MBIA
5.250% 04/01/17	1,750,000	1,894,742
NY Triborough Bridge & Tunnel Authority
Series 1991 X,
Escrowed to Maturity,
6.625% 01/01/12	300,000	334,659
Series 1992 Y,
Escrowed to Maturity:
5.500% 01/01/17	2,000,000	2,209,000
6.000% 01/01/12	750,000	804,037
Series 1999 B,
Pre-refunded 01/01/22,
5.500% 01/01/30	2,000,000	2,314,060
PA Elizabeth Forward School District
Series 1994 B,
Escrowed to Maturity,
Insured: MBIA

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
(c) 09/01/20	2,210,000	1,243,280
Refunded/Escrowed Total		33,673,575
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
Children’s Trust Fund,
Series 2002,
5.000% 05/15/08	1,000,000	1,009,250
Tobacco Total		1,009,250
OTHER TOTAL		35,868,503
OTHER REVENUE – 2.1%
Recreation – 2.1%
NY New York City Industrial Development Agency
YMCA of Greater New York,
Series 2006,
5.000% 08/01/26	1,000,000	1,043,810
NY New York City Trust for Cultural Resources
American Museum of National History,
Series 1997 A,
Insured: MBIA
5.600% 04/01/18	2,000,000	2,026,140
Recreation Total		3,069,950
OTHER REVENUE TOTAL		3,069,950
RESOURCE RECOVERY – 1.1%
Disposal – 1.1%
NY Hempstead Town Industrial Development Authority
America Fuel Co.,
Series 2001,
5.000% 12/01/10	1,500,000	1,546,155
Disposal Total		1,546,155
RESOURCE RECOVERY TOTAL		1,546,155
TAX-BACKED – 34.9%
Local Appropriated – 1.1%
NY Dormitory Authority
Court Facilities,
Series 2003 A,
5.250% 05/15/11	1,500,000	1,578,750
Local Appropriated Total		1,578,750
Local General Obligations – 13.2%
NY Albany County
Series 2006,
Insured: XLCA
4.125% 09/15/20	1,000,000	1,000,750
NY Monroe County Public Improvement
Series 1992,
Insured: MBIA
6.100% 03/01/09	15,000	15,028

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Series 1996,
Insured: MBIA
6.000% 03/01/16	1,210,000	1,401,640
NY New York City
Series 1998 F,
Insured: MBIA
(c) 08/01/08	2,060,000	1,950,552
Series 1998 G,
Insured: MBIA
(c) 08/01/08	2,500,000	2,367,175
Series 2001 F,
5.000% 08/01/09	1,000,000	1,028,290
Series 2003 J,
5.500% 06/01/16	1,250,000	1,348,550
Series 2004 B,
5.250% 08/01/15	2,000,000	2,154,980
Series 2005 G,
5.250% 08/01/16	500,000	545,610
Series 2007 C,
4.250% 01/01/27	800,000	770,784
NY Onondaga County
Series 1992,
5.875% 02/15/10(d)	215,000	228,436
NY Orange County
Series 2005 A,
5.000% 07/15/18	1,500,000	1,636,740
NY Orleans County
Series 1989,
6.500% 09/15/08	100,000	104,300
NY Red Hook Central School District
Series 2002,
Insured: FSA
5.125% 06/15/17	890,000	940,792
NY Rensselaer County
Series 1998 A,
Insured: AMBAC
5.250% 06/01/11	545,000	576,943
NY Sachem Central School District of Holbrook
Series 2006,
Insured: FGIC
4.250% 10/15/24	1,000,000	990,120
NY Somers Central School District
Series 2006,
Insured: MBIA:
4.000% 12/01/21	500,000	491,730
4.000% 12/01/22	500,000	488,495

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NY Three Village Central School District
Series 2005,
Insured: FGIC
5.000% 06/01/18	1,000,000	1,091,310
Local General Obligations Total		19,132,225
Special Non-Property Tax – 7.8%
NY Dormitory Authority
Series 2005 B,
Insured: AMBAC
5.500% 03/15/26	1,000,000	1,175,480
NY Environmental Facilities Corp.
Series 2004 A,
Insured: FGIC
5.000% 12/15/24	2,000,000	2,108,960
NY Local Government Assistance Corp.
Series 1993 E,
6.000% 04/01/14	3,540,000	3,942,640
Series 2003 A-2,
5.000% 04/01/09	1,000,000	1,026,570
NY Metropolitan Transportation Authority
Series 2004 A,
Insured: FGIC
5.250% 11/15/18	800,000	893,216
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,248,620
Special Non-Property Tax Total		11,395,486
Special Property Tax – 0.5%
NY New York City Industrial Development Agency
Series 2006,
Insured: AMBAC
5.000% 01/01/23	625,000	667,806
Special Property Tax Total		667,806
State Appropriated – 11.6%
NY Dormitory Authority
4201 Schools Program,
Series 2000,
6.250% 07/01/20	1,685,000	1,824,097
City University,
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26(e)	1,500,000	1,597,320
Consolidated 2nd Generation,
Series 2000 A,
Insured: AMBAC
6.125% 07/01/13	2,000,000	2,164,520
Consolidated 3rd Generation,
Series 2003 1,
5.250% 07/01/11	1,000,000	1,055,080
Series 1993 A,
5.250% 05/15/15	2,000,000	2,145,500

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
Series 2005 A,
Insured: FGIC
5.500% 05/15/21	1,000,000	1,152,540
State University,
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,250,000	1,438,987
NY Housing Finance Agency
Series 2003 K,
5.000% 03/15/10	1,485,000	1,532,609
NY Urban Development Corp.
Series 2002 A,
5.000% 01/01/17	2,000,000	2,079,860
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27(e)	1,675,000	1,798,548
State Appropriated Total		16,789,061
State General Obligations – 0.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A,
5.000% 07/01/30(e)	1,000,000	1,039,840
State General Obligations Total		1,039,840
TAX-BACKED TOTAL		50,603,168
TRANSPORTATION – 9.1%
Ports – 1.1%
NY Port Authority of New York & New Jersey
Series 2004,
Insured: XLCA
5.000% 09/15/28	1,500,000	1,577,670
Ports Total		1,577,670
Toll Facilities – 4.3%
NY Thruway Authority
Local Highway & Bridge,
Series 2002,
5.250% 04/01/09	1,500,000	1,546,005
NY Second General Highway & Bridge Trust Fund
Series 2005 A,
Insured: MBIA
5.000% 04/01/22	500,000	529,865
NY Triborough Bridge & Tunnel Authority
Series 2002 B,
5.000% 11/15/09	2,000,000	2,066,040
Series 2006 A,

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
5.000% 11/15/19	2,000,000	2,140,640
Toll Facilities Total		6,282,550
Transportation – 3.7%
NY Metropolitan Transportation Authority
Series 2005 B,
Insured: AMBAC
5.250% 11/15/24	750,000	853,012
Series 2005 C,
5.000% 11/15/16	750,000	806,625
Series 2006 B,
5.000% 11/15/16	1,500,000	1,613,250
NY Thruway Authority
Local Highway & Bridge,
Series 2001,
5.250% 04/01/11	2,000,000	2,109,100
Transportation Total		5,381,987
TRANSPORTATION TOTAL		13,242,207
UTILITIES – 6.9%
Municipal Electric – 4.3%
NY Long Island Power Authority
Series 2003 A,
5.000% 06/01/09	2,000,000	2,052,100
Series 2003 C,
5.500% 09/01/21	1,000,000	1,101,830
Series 2006 F,
Insured: MBIA
4.000% 05/01/21	1,500,000	1,460,145
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12	1,000,000	1,107,780
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	500,000	558,600
Municipal Electric Total		6,280,455
Water & Sewer – 2.6%
NY Environmental Facilities Corp.
New York City Municipal Water,
Series 1994 2,
5.750% 06/15/12	185,000	202,551
NY New York City Municipal Water Finance Authority
Water & Sewer Systems,
Series 1997 C,
Insured: FGIC
5.000% 06/15/21	1,725,000	1,750,099
NY Western Nassau County Water Authority
Series 2005,

9

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Insured: AMBAC
5.000% 05/01/22	1,765,000	1,871,323
Water & Sewer Total		3,823,973
UTILITIES TOTAL		10,104,428

Total Municipal Bonds (cost of $135,107,369)		139,506,996
	Shares
Investment Company – 0.1%
Dreyfus Tax-Exempt Cash Management Fund	102,355	102,355

Total Investment Company (cost of $102,355)		102,355

	Par ($)

Short-Term Obligations – 2.7%
VARIABLE RATE DEMAND NOTES – 2.7%(f)
NY Jay Street Development Corp.
Series 2003 A-4,
LOC: Depfa Bank PLC
3.650% 05/01/22	200,000	200,000
Series 2005 A,
LOC: Depfa Bank PLC
3.650% 05/01/22	800,000	800,000
NY New York City Municipal Water Finance Authority
Series 1992 C,
Insured: FGIC
3.640% 06/15/22	200,000	200,000
Series 1994 G,
Insured: FGIC
3.650% 06/15/24	1,300,000	1,300,000
NY New York City
Series 1993 A-4,
LOC: Landesbank Baden-Wurttemberg
3.420% 08/01/21	100,000	100,000
Series 1993 A-7,
LOC: Morgan Guaranty Trust
3.650% 08/01/20	1,400,000	1,400,000
VARIABLE RATE DEMAND NOTES TOTAL		4,000,000

Total Short-Term Obligations (cost of $4,000,000)		4,000,000

10

Value ($)
Total Investments – 98.9% (cost of $139,209,724)(g)(h)	143,609,351

Other Assets & Liabilities, Net – 1.1%	1,542,844

Net Assets – 100.0%	145,152,195

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	A security with a market value of $228,436 is pledged as collateral for open futures contracts.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2007.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(g)	Cost for federal income tax purposes is $139,137,377.

(h)	Unrealized appreciation and depreciation at January 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,807,935	$(335,961)	$4,471,974

At January 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	45	$4,803,750	$4,892,198	Mar-2007	$88,448

Acronym	Name

AMBAC	Ambac Assurance Corp.

11

FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
XLCA	XL Capital Assurance, Inc.

12

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

	Par ($)	Value ($)*

Municipal Bonds – 97.0%
EDUCATION – 15.7%
Education – 14.8%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA:
5.250% 10/01/12	360,000	378,698
5.375% 10/01/13	1,550,000	1,634,909
5.500% 10/01/14	350,000	370,657
RI Health & Educational Building Corp.
Higher Education Facility:
Brown University,
Series 2004 D,
Insured: XLCA
5.500% 08/15/16	1,340,000	1,468,587
Johnson & Wales,
Series 1999,
Insured: MBIA:
5.500% 04/01/15	1,000,000	1,109,820
5.500% 04/01/17	1,000,000	1,122,010
5.500% 04/01/18	1,420,000	1,600,681
Series 2003,
Insured: XLCA
5.250% 04/01/16	1,485,000	1,583,381
Providence College,
Series 2003 A,
Insured: XLCA
5.000% 11/01/24	2,500,000	2,601,425
Roger Williams,
Series 1998,
Insured: AMBAC
5.125% 11/15/14	1,000,000	1,041,520
Series 2003 A,
Insured: AMBAC
5.000% 09/15/13	1,040,000	1,104,282
Series 2004 A,
Insured: AMBAC
5.250% 09/15/20	1,020,000	1,101,620
Series 2004 D,
Insured: XLCA
5.500% 08/15/17	1,345,000	1,471,323
University of Rhode Island,
Series 1999,
Insured: FSA
5.000% 11/01/19	750,000	776,625
Education Total		17,365,538
Prep School – 0.9%
RI Health & Educational Building Corp.
Educational Institution Revenue,
Times2 Academy,
Series 2004,

1

	Par ($)	Value ($)

Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
5.000% 12/15/24	1,000,000	1,034,130
Prep School Total		1,034,130
EDUCATION TOTAL		18,399,668
HEALTH CARE – 2.0%
Hospitals – 2.0%
RI Health & Educational Building Corp.
Hospital Foundation,
Lifespan Obligated Group:
Series 2002 A,
Insured: FSA
5.000% 05/15/26	2,000,000	2,098,340
Series 2002,
6.375% 08/15/21	205,000	224,284
Hospitals Total		2,322,624
HEALTH CARE TOTAL		2,322,624
HOUSING – 0.7%
Multi-Family – 0.7%
RI Housing & Mortgage Finance Corp.
Multi-Family Housing:
Series 1995 A,
Insured: AMBAC
6.150% 07/01/17	380,000	382,683
Series 1997 A,
Insured: AMBAC
5.600% 07/01/10	395,000	404,681
RI Providence Housing Development Corp.
Mortgage Revenue,
Section 8, Barbara Jordan Apartments,
Series 1994 A,
Insured: MBIA
6.500% 07/01/09	80,000	80,850
Multi-Family Total		868,214
HOUSING TOTAL		868,214
OTHER – 30.5%
Pool/Bond Bank – 2.2%
RI Clean Water Finance Agency Water Pollution Control Revenue
Revolving Fund, Pooled Loan Association,
Series 2006 A,
4.500% 10/01/22	1,000,000	1,018,010
RI Clean Water Protection Finance Agency
Water Pollution Control Revenue,
Revolving Fund,
Pooled Loan Association:
Series 1999 A,
Insured: AMBAC
5.250% 10/01/16	500,000	517,810
Series 2004 A,
4.750% 10/01/23	1,000,000	1,033,690

2

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
Pool/Bond Bank Total		2,569,510
Refunded/Escrowed(a) – 26.9%
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Pre-refunded 07/01/07,
Insured: FSA
5.500% 07/01/17	240,000	245,422
RI Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility,
Series 1998 A,
Pre-refunded 01/15/08,
Insured: RAD:
5.250% 01/15/13	1,505,000	1,556,170
5.375% 01/15/18	1,000,000	1,035,160
RI Consolidated Capital Development Loan
Series 1998 A,
Pre-refunded 09/01/09,
Insured: FGIC
5.200% 09/01/11	1,250,000	1,306,175
Series 1999 A,
Pre-refunded 09/01/09,
Insured: FGIC
5.500% 09/01/15	3,240,000	3,409,322
RI Depositors Economic Protection Corp.
Special Obligation:
Series 1992 A,
Escrowed to Maturity,
Insured: FSA
6.500% 08/01/07	500,000	506,995
Series 1993 A:
Escrowed to Maturity:
Insured: FSA:
5.750% 08/01/14	1,000,000	1,108,680
5.750% 08/01/21	2,165,000	2,563,035
Insured: MBIA
5.875% 08/01/11	2,500,000	2,713,800
Pre-refunded 08/01/13,
Insured: FSA
5.750% 08/01/14	2,105,000	2,365,978
Series 1993 B:
Escrowed to Maturity,
Insured: MBIA
5.800% 08/01/12	1,000,000	1,098,950
Pre-refunded 02/01/11,
Insured: MBIA
5.250% 08/01/21	250,000	263,430
RI Health & Educational Building Corp.
Higher Education Facility,
University of Rhode Island,
Series 2000 B,
Pre-refunded 09/15/10,
Insured: AMBAC:
5.500% 09/15/20	2,000,000	2,133,500
5.700% 09/15/30	2,250,000	2,415,285

3

	Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
Hospital Foundation, Lifespan Obligated Group,
Series 2002,
Pre-refunded 08/15/12,
6.375% 08/15/21	1,295,000	1,457,367
RI North Kingstown
Pre-refunded 10/01/09,
Insured: FGIC:
5.600% 10/01/16	995,000	1,050,770
5.750% 10/01/19	500,000	529,915
RI North Providence School Improvement
Series 1996 A,
Pre-refunded 07/01/07,
Insured: MBIA:
6.000% 07/01/12	1,100,000	1,132,241
6.050% 07/01/13	500,000	514,755
RI Providence
Consolidated Capital Development Loan,
Series 2001C,
Economically Defeased to Maturity,
5.000% 09/01/11	3,000,000	3,146,160
RI South Kingstown
Series 2000,
Pre-refunded 06/15/10,
Insured: FGIC
6.250% 06/15/19	500,000	543,970
WI Milwaukee County
Series 2000 A,
Pre-refunded 09/01/09,
Insured: FSA
5.700% 09/01/15	500,000	524,025
Refunded/Escrowed Total		31,621,105
Tobacco – 1.4%
RI Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset Backed,
Series 2002 A,
6.000% 06/01/23	1,500,000	1,601,130
Tobacco Total		1,601,130
OTHER TOTAL		35,791,745
TAX-BACKED – 37.1%
Local Appropriated – 8.0%
RI Health & Educational Building Corp.
Series 2006 A,
Insured: FSA
5.000% 05/15/23	2,000,000	2,118,740
RI Providence Public Building Authority
School & Public Facilities Project:
Series 1996 A,

4

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
Insured: FSA
5.400% 12/15/11	500,000	510,605
Series 1998 A,
Insured: FSA
5.250% 12/15/14	1,500,000	1,566,555
Series 1999 A,
Insured: AMBAC:
5.125% 12/15/14	500,000	526,540
5.375% 12/15/11	2,035,000	2,156,713
RI Smithfield
Lease Participation Certificates,
Wastewater Treatment Facility Loan,
Series 2003 A,
Insured: MBIA:
5.000% 11/15/10	770,000	801,170
5.000% 11/15/11	810,000	849,973
5.000% 11/15/12	855,000	903,718
Local Appropriated Total		9,434,014
Local General Obligations – 15.7%
AK North Slope Borough
Capital Appreciation,
Series 2000 B,
Insured: MBIA
(b) 06/30/09	2,000,000	1,823,500
IL Will County
Community Unit School District,
Number 365 U Valley View,
Series 1999 B,
Insured: FSA
(b) 11/01/10	2,000,000	1,728,400
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Insured: FSA
5.500% 07/01/17	75,000	76,638
RI City of Cranston
Series 2005,
Insured: AMBAC
5.000% 07/15/15	2,280,000	2,450,453
RI Coventry
Series 2002,
Insured: AMBAC:
5.000% 06/15/21	750,000	791,587
5.000% 06/15/22	750,000	790,845
RI Exeter West Greenwich Regional School District
Series 1997,
Insured: MBIA
5.400% 11/15/10	1,000,000	1,022,120

5

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Johnston
Series 2004,
Insured: XLCA
5.250% 06/01/19	525,000	557,277
Series 2005,
Insured: FSA:
4.750% 06/01/21	390,000	404,652
4.750% 06/01/22	405,000	419,062
4.750% 06/01/23	425,000	438,855
4.750% 06/01/24	445,000	458,564
4.750% 06/01/25	460,000	473,046
Various Purpose,
Series 2004,
Insured: XLCA
5.250% 06/01/20	555,000	590,703
RI Providence
Series 1997,
Insured: FSA
5.450% 01/15/10	500,000	505,640
Series 2001 C,
Insured: FGIC
5.500% 01/15/13	1,890,000	2,052,427
RI Warwick
Series 1998 A,
Insured: FGIC:
5.000% 03/01/15	1,180,000	1,217,642
5.000% 03/01/16	1,205,000	1,244,223
RI Woonsocket
Series 2005,
Insured: AMBAC
4.250% 03/01/25	550,000	537,751
WA Seattle
Series 1998 E,
Insured: FSA
(b) 12/15/12	1,000,000	791,580
Local General Obligations Total		18,374,965
Special Non-Property Tax – 3.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2006 BB,
Insured: FSA
5.250% 07/01/22	1,000,000	1,124,310
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: FGIC
(b) 07/01/32	3,000,000	962,550

6

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
Series 2005 C,
Insured: AMBAC
5.500% 07/01/23	1,000,000	1,158,220
RI Convention Center Authority Revenue
Series 2005 A,
Insured: FSA
5.000% 05/15/23	1,005,000	1,060,727
Special Non-Property Tax Total		4,305,807
State Appropriated – 2.5%
RI & Providence Plantations
Certificates of Participation,
Central Power Plants Project,
Series 2000 C,
Insured: MBIA
5.375% 10/01/20	1,000,000	1,048,140
RI Economic Development Corp.
Economic Development Revenue,
East Greenwich Free Library Association,
Series 2004:
4.500% 06/15/09	180,000	181,314
4.500% 06/15/14	245,000	246,992
5.750% 06/15/24	415,000	428,259
RI Providence Public Building Authority
State Public Project,
Series 1998 A,
Insured: AMBAC
5.250% 02/01/10	1,000,000	1,023,630
State Appropriated Total		2,928,335
State General Obligations – 7.2%
PR Commonwealth of Puerto Rico
Capital Appreciation,
Series 1998,
Insured: MBIA
(b) 07/01/14	3,500,000	2,612,960
6.000% 07/01/16	250,000	291,680
Series 2006 A,
5.250% 07/01/23	250,000	268,223
RI & Providence Plantations
Series 2005 A,
Insured: FSA
5.000% 08/01/17	2,000,000	2,151,580
Series 2006 A,
Insured: FSA
4.500% 08/01/20	2,000,000	2,052,920
Series 2006 C,
Insured: MBIA

7

	Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
5.000% 11/15/18	1,000,000	1,079,530
State General Obligations Total		8,456,893
TAX-BACKED TOTAL		43,500,014
TRANSPORTATION – 4.5%
Airports – 2.5%
RI Economic Development Corp. Airport
Series 1998 B,
Insured: FSA:
5.000% 07/01/15	1,620,000	1,662,104
5.000% 07/01/18	500,000	512,435
5.000% 07/01/23	685,000	700,323
Airports Total		2,874,862
Transportation – 2.0%
RI Economic Development Corp.
Grant Anticipation Note,
Rhode Island Department Transportation,
Series 2003 A,
Insured: FSA
5.000% 06/15/14	2,225,000	2,365,820
Transportation Total		2,365,820
TRANSPORTATION TOTAL		5,240,682
UTILITIES – 8.3%
Municipal Electric – 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 EE,
Insured: MBIA
5.250% 07/01/15	500,000	517,705
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	750,000	837,900
Municipal Electric Total		1,355,605
Water & Sewer – 7.2%
RI Bristol County Water Authority Revenue
Series 1997 A,
Insured: MBIA
5.000% 07/01/16	500,000	507,435
RI Clean Water Protection Finance Agency
Safe Drinking Water Revolving,
Series 2004 A,
5.000% 10/01/18	1,000,000	1,064,940
RI Kent County Water Authority
Series 2002 A,
Insured: MBIA:
5.000% 07/15/15	750,000	790,740

8

	Par ($)	Value ($)

Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
5.000% 07/15/16	1,265,000	1,330,540
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A,
Insured: MBIA
5.000% 08/01/26	2,500,000	2,632,600
Series 2007A,
5.000% 02/01/32(c)	2,000,000	2,119,500
Water & Sewer Total		8,445,755
UTILITIES TOTAL		9,801,360

Total Municipal Bonds (cost of $112,364,089)		115,924,307

	Shares
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	3,090	3,090

Total Investment Company (cost of $3,090)		3,090

	Par ($)
Short-Term Obligations – 2.1%
VARIABLE RATE DEMAND NOTES (d) – 2.1%
FL Orange County School Board
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
3.680% 08/01/27	700,000	700,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
3.680% 06/01/23	800,000	800,000
WI Health & Educational Facilities Authority
Gundersen Lutheran Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.680% 12/01/15	300,000	300,000
ProHealth, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.680% 08/15/30	200,000	200,000
WY Uinta County Pollution Control Revenue
Chevron Corp.,
Series 1992,
3.680% 12/01/22	200,000	200,000

9

	Par ($)	Value ($)

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
WY Uinta County
Chevron Corp.,
Series 2007,
3.680% 08/15/20	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		2,400,000

Total Short-Term Obligations (cost of $2,400,000)		2,400,000

Total Investments – 100.9% (cost of $114,767,179)(e)(f)		118,327,397

Other Assets & Liabilities, Net – (0.9)%		(1,058,439)

Net Assets – 100.0%		117,268,958

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Security purchased on a delayed delivery basis.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2007.

(e)	Cost for federal income tax purposes is $114,718,305.

(f)	Unrealized appreciation and depreciation at January 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,843,968	$(234,876)	$3,609,092

10

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 29, 2007